UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03290

Name of Fund: BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Global Opportunities V.I. Fund

BlackRock Government Money Market V.I. Fund

BlackRock High Yield V.I. Fund

BlackRock International V.I. Fund

BlackRock iShares Alternative Strategies V.I. Fund

BlackRock iShares Dynamic Allocation V.I Fund

BlackRock iShares Dynamic Fixed Income V.I. Fund

BlackRock iShares Equity Appreciation V.I. Fund

BlackRock Large Cap Core V.I. Fund

BlackRock Large Cap Growth V.I. Fund

BlackRock Large Cap Value V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

BlackRock Value Opportunities V.I. Fund

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Variable

Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Basic Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.9%
B/E Aerospace, Inc.	18,270	$842,612
Boeing Co.	27,470	3,487,042
Honeywell International, Inc.	11,860	1,328,913
Huntington Ingalls Industries, Inc.	10,640	1,457,042
Northrop Grumman Corp.	1,810	358,199
Raytheon Co.	7,860	963,872

		8,437,680
Airlines — 0.3%
American Airlines Group, Inc.	27,230	1,116,702
Auto Components — 1.5%
Lear Corp.	54,480	6,056,542
Magna International, Inc.	11,720	503,491

		6,560,033
Automobiles — 0.2%
Thor Industries, Inc.	14,439	920,775
Banks — 12.2%
Bank of America Corp.	195,370	2,641,402
Citigroup, Inc.	468,230	19,548,603
JPMorgan Chase & Co.	336,686	19,938,545
KeyCorp	230,320	2,542,733
Regions Financial Corp.	376,040	2,951,914
Wells Fargo & Co.	113,500	5,488,860

		53,112,057
Biotechnology — 1.5%
Baxalta, Inc.	166,260	6,716,904
Capital Markets — 1.1%
Ameriprise Financial, Inc.	10,320	970,183
KKR & Co. LP	61,364	901,437
Morgan Stanley	115,760	2,895,158

		4,766,778
Chemicals — 0.4%
Akzo Nobel NV — ADR	52,145	1,182,127
Ashland, Inc.	5,600	615,776
LyondellBasell Industries NV, Class A	2,030	173,727

		1,971,630
Communications Equipment — 7.1%
Cisco Systems, Inc.	791,860	22,544,254
Nokia OYJ — ADR (a)	416,950	2,464,175
Telefonaktiebolaget LM Ericsson — ADR (a)	588,410	5,901,752

		30,910,181
Construction & Engineering — 0.4%
AECOM (b)	56,130	1,728,243
Consumer Finance — 6.6%
Capital One Financial Corp.	159,810	11,076,431

Common Stocks	Shares	Value
Consumer Finance (continued)
Discover Financial Services	288,190	$14,674,635
SLM Corp. (b)	447,137	2,843,791

		28,594,857
Containers & Packaging — 0.7%
Avery Dennison Corp.	10,840	781,672
Bemis Co., Inc.	25,970	1,344,727
Crown Holdings, Inc. (b)	16,570	821,706

		2,948,105
Diversified Consumer Services — 0.0%
DeVry Education Group, Inc. (a)	10,410	179,781
Diversified Financial Services — 1.7%
Nasdaq, Inc.	112,310	7,455,138
Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc. (b)	195,770	10,587,242
Electric Utilities — 3.4%
American Electric Power Co., Inc.	13,220	877,808
Exelon Corp.	387,640	13,900,770

		14,778,578
Energy Equipment & Services — 1.5%
Baker Hughes, Inc.	62,450	2,737,183
FMC Technologies, Inc. (b)	1,680	45,965
Halliburton Co.	11,040	394,349
Superior Energy Services, Inc.	259,132	3,469,777

		6,647,274
Food & Staples Retailing — 1.2%
CVS Health Corp.	9,280	962,614
Kroger Co.	108,902	4,165,501

		5,128,115
Health Care Equipment & Supplies — 5.8%
Baxter International, Inc.	206,840	8,496,987
Medtronic PLC	75,878	5,690,850
St. Jude Medical, Inc.	64,210	3,531,550
Zimmer Biomet Holdings, Inc.	72,930	7,776,526

		25,495,913
Hotels, Restaurants & Leisure — 0.0%
Wyndham Worldwide Corp.	620	47,387
Household Durables — 1.8%
Newell Rubbermaid, Inc. (a)	161,980	7,174,094
Tupperware Brands Corp. (a)	8,620	499,788

		7,673,882
Independent Power and Renewable Electricity Producers — 4.0%
AES Corp.	993,050	11,717,990

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Basic Value V.I. Fund

Common Stocks	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Dynegy, Inc. (b)	401,960	$5,776,165

		17,494,155
Insurance — 4.9%
Genworth Financial, Inc., Class A (b)	455,800	1,244,334
Hartford Financial Services Group, Inc.	152,611	7,032,315
Lincoln National Corp.	96,677	3,789,738
MetLife, Inc.	20,781	913,117
Prudential Financial, Inc.	58,160	4,200,315
XL Group PLC	108,520	3,993,536

		21,173,355
IT Services — 0.2%
Fidelity National Information Services, Inc.	4,050	256,406
First Data Corp. Class A (b)	48,920	633,025

		889,431
Media — 2.6%
Comcast Corp., Class A	60,840	3,716,107
Interpublic Group of Cos., Inc.	88,490	2,030,845
Omnicom Group, Inc. (a)	14,580	1,213,493
Scripps Networks Interactive, Inc., Class A	64,400	4,218,200

		11,178,645
Metals & Mining — 0.6%
Allegheny Technologies, Inc. (a)	20,100	327,630
Reliance Steel & Aluminum Co.	32,170	2,225,842

		2,553,472
Multiline Retail — 1.0%
Dollar General Corp.	2,330	199,448
Macy’s, Inc.	94,430	4,163,419

		4,362,867
Multi-Utilities — 0.0%
PG&E Corp.	1,050	62,706
Oil, Gas & Consumable Fuels — 12.5%
Apache Corp. (a)	326,620	15,942,322
Devon Energy Corp.	198,640	5,450,682
Gulfport Energy Corp. (b)	257,600	7,300,384
Hess Corp.	10,280	541,242
Marathon Oil Corp.	980,152	10,918,893
Marathon Petroleum Corp.	98,140	3,648,845
Valero Energy Corp.	167,390	10,736,395

		54,538,763
Pharmaceuticals — 8.1%
Merck & Co., Inc.	320,820	16,974,586
Pfizer, Inc.	546,490	16,197,964
Teva Pharmaceutical Industries Ltd. — ADR	44,170	2,363,537

		35,536,087
Professional Services — 2.7%
Dun & Bradstreet Corp.	2,570	264,916
ManpowerGroup, Inc.	9,150	744,993
Nielsen Holdings NV	204,720	10,780,555

		11,790,464
Real Estate Investment Trusts (REITs) — 1.4%
Brixmor Property Group, Inc.	49,290	1,262,810
Outfront Media, Inc.	59,396	1,253,256
Starwood Property Trust, Inc.	180,800	3,422,544

		5,938,610
Semiconductors & Semiconductor Equipment — 4.7%
QUALCOMM, Inc.	355,860	18,198,680

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	100,810	$2,176,488

		20,375,168
Software — 0.0%
Oracle Corp.	5,470	223,778
Specialty Retail — 1.4%
Gap, Inc. (a)	82,860	2,436,084
GNC Holdings, Inc., Class A	114,360	3,630,930

		6,067,014
Technology Hardware, Storage & Peripherals — 1.1%
Apple Inc.	45,300	4,937,247
Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp, Inc. (a)	66,100	1,050,990
Trading Companies & Distributors — 0.1%
AerCap Holdings NV (b)	3,870	150,001
Air Lease Corp.	4,280	137,474

		287,475
Wireless Telecommunication Services — 2.0%
Telephone & Data Systems, Inc.	242,134	7,285,812
United States Cellular Corp. (b)	30,513	1,394,139

		8,679,951
Total Common Stocks — 99.2%		432,917,433

Preferred Stocks
Food Products — 0.5%
Tyson Foods, Inc., 4.75% (c)	27,359	2,037,698
Machinery — 0.1%
Stanley Black & Decker, Inc., 6.25% (c)	3,270	368,758
Total Preferred Stocks — 0.6%		2,406,456
Total Long-Term Investments (Cost — $423,894,879) — 99.8%		435,323,889

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (d)(e)	186,273	186,273

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (d)(e)(f)	$ 21,572	21,571,861
Total Short-Term Securities (Cost — $21,758,134) — 5.0%		21,758,134
Total Investments (Cost — $445,653,013*) — 104.8%		457,082,023
Liabilities in Excess of Other Assets — (4.8)%		(20,879,929)

Net Assets — 100.0%		$436,202,094

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Basic Value V.I. Fund

Notes to Schedule of Investments

*	As of March 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$447,181,425

Gross unrealized appreciation	$50,602,436
Gross unrealized depreciation	(40,701,838)

Net unrealized appreciation	$9,900,598

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Convertible security.

(d)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,943,348	(2,757,075)	186,273	$967
BlackRock Liquidity Series, LLC, Money Market Series	$27,873,304	$(6,301,443)	$21,571,861	$12,705	[1]
Total				$13,672

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$435,323,889	—	—	$435,323,889
Short-Term Securities	186,273	$21,571,861	—	21,758,134

Total	$435,510,162	$21,571,861	—	$457,082,023

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	3

Schedule of Investments (concluded)	BlackRock Basic Value V.I. Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $21,571,861 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2016, there were no transfers between levels.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.2%
Honeywell International, Inc.	32,430	$3,633,782
TransDigm Group, Inc. (a)	19,887	4,381,902

		8,015,684
Airlines — 1.6%
Delta Air Lines, Inc.	120,273	5,854,890
Beverages — 6.0%
Anheuser-Busch InBev NV — ADR	93,084	11,603,851
Constellation Brands, Inc., Class A	68,692	10,378,674

		21,982,525
Biotechnology — 4.7%
Biogen, Inc. (a)	19,624	5,108,520
Celgene Corp. (a)	34,463	3,449,402
United Therapeutics Corp. (a)	17,477	1,947,462
Vertex Pharmaceuticals, Inc. (a)	81,429	6,472,791

		16,978,175
Capital Markets — 2.2%
Goldman Sachs Group, Inc.	23,837	3,741,932
Morgan Stanley	176,147	4,405,436

		8,147,368
Chemicals — 3.4%
Ecolab, Inc.	31,842	3,551,020
Sherwin-Williams Co.	31,482	8,961,981

		12,513,001
Diversified Financial Services — 4.0%
Berkshire Hathaway, Inc., Class B (a)	88,372	12,538,219
Moody’s Corp.	19,752	1,907,253

		14,445,472
Diversified Telecommunication Services — 1.2%
SBA Communications Corp., Class A (a)	44,092	4,416,696
Electrical Equipment — 1.2%
Acuity Brands, Inc.	19,470	4,247,186
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	50,367	7,936,832
Food Products — 0.4%
Mead Johnson Nutrition Co.	16,990	1,443,640
Health Care Equipment & Supplies — 1.1%
Intuitive Surgical, Inc. (a)	6,799	4,086,539
Health Care Providers & Services — 3.5%
UnitedHealth Group, Inc.	98,156	12,652,308
Hotels, Restaurants & Leisure — 2.3%
Chipotle Mexican Grill, Inc. (a)	6,981	3,287,842
Domino’s Pizza, Inc. (b)	23,199	3,059,020
Starbucks Corp.	36,935	2,205,020

		8,551,882
Internet & Catalog Retail — 9.6%
Amazon.com, Inc. (a)	33,014	19,598,431
Netflix, Inc. (a)	90,483	9,250,077
TripAdvisor, Inc. (a)	90,748	6,034,742

		34,883,250

Common Stocks	Shares	Value
Internet Software & Services — 17.0%
Alphabet, Inc., Class A (a)	38,629	$29,470,064
Facebook, Inc., Class A (a)	203,042	23,167,092
Tencent Holdings Ltd.	446,800	9,134,544

		61,771,700
IT Services — 8.6%
Alliance Data Systems Corp. (a)	14,468	3,182,960
Fiserv, Inc. (a)(b)	23,110	2,370,624
FleetCor Technologies, Inc. (a)	51,156	7,609,455
Visa, Inc., Class A	238,780	18,261,894

		31,424,933
Life Sciences Tools & Services — 2.2%
Illumina, Inc. (a)	50,369	8,165,319
Media — 2.1%
Liberty Global PLC, Class A (a)	200,265	7,710,203
Oil, Gas & Consumable Fuels — 1.8%
Concho Resources, Inc. (a)	46,078	4,655,721
EOG Resources, Inc.	28,384	2,060,111

		6,715,832
Pharmaceuticals — 1.2%
Allergan PLC (a)	5,930	1,589,418
Perrigo Co. PLC	22,276	2,849,769

		4,439,187
Real Estate Investment Trusts (REITs) — 1.4%
Crown Castle International Corp.	57,499	4,973,664
Road & Rail — 1.5%
Norfolk Southern Corp.	65,452	5,448,879
Semiconductors & Semiconductor Equipment — 0.5%
Applied Materials, Inc.	91,134	1,930,218
Software — 7.5%
Activision Blizzard, Inc.	226,120	7,651,901
Microsoft Corp.	189,776	10,481,328
Salesforce.com, Inc. (a)	123,950	9,151,229

		27,284,458
Specialty Retail — 2.2%
Home Depot, Inc.	60,215	8,034,487
Technology Hardware, Storage & Peripherals — 4.6%
Apple Inc.	153,751	16,757,321
Textiles, Apparel & Luxury Goods — 2.0%
NIKE, Inc., Class B	116,177	7,141,400
Total Common Stocks — 98.2%		357,953,049

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Capital Appreciation V.I. Fund

Preferred Stock	Shares	Value
Software — 1.4%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $2,858,021) (a)(c)	466,235	$4,970,065
Total Long-Term Investments (Cost — $319,433,789) — 99.6%		362,923,114

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (d)(e)	1,951,406	1,951,406

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (d)(e)(f)	$ 2,732	$2,732,128
Total Short-Term Securities (Cost — $4,683,534) — 1.3%		4,683,534
Total Investments (Cost — $324,117,323*) — 100.9%		367,606,648
Liabilities in Excess of Other Assets — (0.9)%		(3,265,025)

Net Assets — 100.0%		$364,341,623

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$325,136,061

Gross unrealized appreciation	$50,123,944
Gross unrealized depreciation	(7,653,357)

Net unrealized appreciation	$42,470,587

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $4,970,065 and an original cost of $2,858,021 which was 1.4% of its net assets.

(d)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,359,763	(1,408,357)	1,951,406	$5,864
BlackRock Liquidity Series, LLC, Money Market Series	$8,602,385	$(5,870,257)	$2,732,128	$3,003	[1]
Total			$4,683,534	$8,867

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Capital Appreciation V.I. Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$8,015,684	—	—	$8,015,684
Airlines	5,854,890	—	—	5,854,890
Beverages	21,982,525	—	—	21,982,525
Biotechnology	16,978,175	—	—	16,978,175
Capital Markets	8,147,368	—	—	8,147,368
Chemicals	12,513,001	—	—	12,513,001
Diversified Financial Services	14,445,472	—	—	14,445,472
Diversified Telecommunication Services	4,416,696	—	—	4,416,696
Electrical Equipment	4,247,186	—	—	4,247,186
Food & Staples Retailing	7,936,832	—	—	7,936,832
Food Products	1,443,640	—	—	1,443,640
Health Care Equipment & Supplies	4,086,539	—	—	4,086,539
Health Care Providers & Services	12,652,308	—	—	12,652,308
Hotels, Restaurants & Leisure	8,551,882	—	—	8,551,882
Internet & Catalog Retail	34,883,250	—	—	34,883,250
Internet Software & Services	52,637,156	$9,134,544	—	61,771,700
IT Services	31,424,933	—	—	31,424,933
Life Sciences Tools & Services	8,165,319	—	—	8,165,319
Media	7,710,203	—	—	7,710,203
Oil, Gas & Consumable Fuels	6,715,832	—	—	6,715,832
Pharmaceuticals	4,439,187	—	—	4,439,187
Real Estate Investment Trusts (REITs)	4,973,664	—	—	4,973,664
Road & Rail	5,448,879	—	—	5,448,879
Semiconductors & Semiconductor Equipment	1,930,218	—	—	1,930,218
Software	27,284,458	—	—	27,284,458
Specialty Retail	8,034,487	—	—	8,034,487
Technology Hardware, Storage & Peripherals	16,757,321	—	—	16,757,321
Textiles, Apparel & Luxury Goods	7,141,400	—	—	7,141,400
Preferred Stock:
Software	—	—	$4,970,065	4,970,065
Short-Term Securities	1,951,406	2,732,128	—	4,683,534

Total	$350,769,911	$11,866,672	$4,970,065	$367,606,648

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $2,732,128 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	3

Schedule of Investments (concluded)	BlackRock Capital Appreciation V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of December 31, 2015	$5,305,754
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	(335,689)
Purchases	—
Sales	—

Closing Balance, as of March 31, 2016	$4,970,065

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016[1]	$(335,689)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$4,970,065	Market Comparables	Revenue Multiple[1]	12.00x
			Revenue Growth Rate[1]	110.00%

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Equity Dividend V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 6.4%
Honeywell International, Inc.	20,880	$2,339,604
Lockheed Martin Corp.	8,580	1,900,470
Northrop Grumman Corp.	11,344	2,244,978
Raytheon Co.	23,170	2,841,337
United Technologies Corp.	3,230	323,323

		9,649,712
Air Freight & Logistics — 1.0%
United Parcel Service, Inc., Class B	14,870	1,568,339
Banks — 13.7%
Bank of America Corp.	180,330	2,438,062
Citigroup, Inc.	86,920	3,628,910
JPMorgan Chase & Co.	89,400	5,294,268
SunTrust Banks, Inc.	64,547	2,328,856
U.S. Bancorp	57,020	2,314,442
Wells Fargo & Co.	97,435	4,711,957

		20,716,495
Beverages — 2.2%
Coca-Cola Co.	47,675	2,211,643
Diageo PLC	41,080	1,107,680

		3,319,323
Biotechnology — 0.5%
AbbVie, Inc.	13,210	754,555
Capital Markets — 2.5%
Goldman Sachs Group, Inc.	8,020	1,258,980
Invesco Ltd.	30,138	927,346
Morgan Stanley	65,580	1,640,156

		3,826,482
Chemicals — 2.9%
Dow Chemical Co.	37,315	1,897,841
EI du Pont de Nemours & Co.	33,005	2,089,877
Praxair, Inc.	4,045	462,950

		4,450,668
Communications Equipment — 0.9%
Motorola Solutions, Inc.	17,710	1,340,647
Consumer Finance — 0.3%
American Express Co.	7,096	435,694
Containers & Packaging — 0.5%
International Paper Co.	17,260	708,350
Diversified Financial Services — 0.9%
CME Group, Inc.	14,460	1,388,883
Diversified Telecommunication Services — 2.0%
BCE, Inc.	10,145	462,003
Verizon Communications, Inc.	47,050	2,544,464

		3,006,467
Electric Utilities — 1.9%
Exelon Corp.	24,310	871,757
NextEra Energy, Inc.	17,105	2,024,206

		2,895,963
Electrical Equipment — 0.3%
Rockwell Automation, Inc.	3,645	414,619

Common Stocks	Shares	Value
Energy Equipment & Services — 0.4%
Schlumberger Ltd.	9,075	$669,281
Food & Staples Retailing — 1.3%
Kroger Co.	52,970	2,026,103
Food Products — 0.4%
Mondelez International, Inc., Class A	15,990	641,519
Health Care Equipment & Supplies — 0.7%
Becton Dickinson and Co.	6,480	983,794
Health Care Providers & Services — 5.0%
Aetna, Inc.	18,280	2,053,758
Anthem, Inc.	15,471	2,150,314
Quest Diagnostics, Inc.	22,085	1,577,973
UnitedHealth Group, Inc.	14,322	1,846,106

		7,628,151
Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	10,143	1,274,772
Household Products — 2.0%
Procter & Gamble Co.	33,655	2,770,143
Unilever NV — NY Shares	7,415	331,302

		3,101,445
Industrial Conglomerates — 3.9%
3M Co.	3,975	662,354
General Electric Co.	163,095	5,184,790

		5,847,144
Insurance — 5.1%
Allstate Corp.	9,030	608,351
American International Group, Inc.	37,620	2,033,361
MetLife, Inc.	39,990	1,757,161
Prudential Financial, Inc.	24,390	1,761,446
Travelers Cos., Inc.	13,458	1,570,683

		7,731,002
Media — 1.6%
Comcast Corp., Class A	38,575	2,356,161
Metals & Mining — 0.0%
BHP Billiton Ltd.	559	7,223
Multiline Retail — 2.2%
Dollar General Corp.	38,520	3,297,312
Multi-Utilities — 3.0%
CMS Energy Corp.	23,710	1,006,252
Dominion Resources, Inc.	22,860	1,717,243
Public Service Enterprise Group, Inc.	21,280	1,003,139
WEC Energy Group, Inc.	13,890	834,372

		4,561,006
Oil, Gas & Consumable Fuels — 10.0%
Chevron Corp.	21,343	2,036,122
ConocoPhillips	11,280	454,246
Exxon Mobil Corp.	40,785	3,409,218
Hess Corp.	17,880	941,382
Marathon Oil Corp.	33,280	370,739
Marathon Petroleum Corp.	27,270	1,013,899
Occidental Petroleum Corp.	44,210	3,025,290

Portfolio Abbreviations
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	8,900	$1,252,586
Spectra Energy Corp. (a)	18,826	576,076
TOTAL SA — ADR (a)	44,528	2,022,462

		15,102,020
Pharmaceuticals — 7.8%
AstraZeneca PLC	17,870	997,711
Bristol-Myers Squibb Co.	10,521	672,081
Johnson & Johnson	24,165	2,614,653
Merck & Co., Inc.	56,530	2,991,002
Pfizer, Inc.	154,260	4,572,266

		11,847,713
Professional Services — 0.6%
Nielsen Holdings NV	15,890	836,767
Real Estate Investment Trusts (REITs) — 0.4%
Weyerhaeuser Co.	21,500	666,070
Road & Rail — 0.5%
Union Pacific Corp.	10,185	810,217
Semiconductors & Semiconductor Equipment — 4.0%
Intel Corp.	116,690	3,774,922
NVIDIA Corp.	13,900	495,257
QUALCOMM, Inc.	34,360	1,757,170

		6,027,349
Software — 3.8%
Microsoft Corp.	61,135	3,376,486
Oracle Corp.	57,280	2,343,325

		5,719,811
Specialty Retail — 3.4%
Gap, Inc.	51,010	1,499,694
Home Depot, Inc.	27,135	3,620,623

		5,120,317
Technology Hardware, Storage & Peripherals — 1.4%
Lenovo Group Ltd.	782,000	609,472

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd. — GDR	2,640	$1,503,326

		2,112,798
Tobacco — 1.9%
Altria Group, Inc.	15,595	977,183
Philip Morris International, Inc.	8,525	836,388
Reynolds American, Inc.	20,424	1,027,531

		2,841,102
Water Utilities — 0.6%
American Water Works Co., Inc.	13,325	918,492
Wireless Telecommunication Services — 0.4%
SK Telecom Co. Ltd — ADR	30,160	608,327
Total Long-Term Investments (Cost — $137,390,424) — 97.2%		147,212,093

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (b)(c)	8,548,600	8,548,600
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (b)(c)(d)	$2,513	2,512,905
Total Short-Term Securities (Cost — $11,061,505) — 7.3%		11,061,505
Total Investments (Cost — $148,451,929*) — 104.5%		158,273,598
Liabilities in Excess of Other Assets — (4.5)%		(6,815,801)

Net Assets — 100.0%		$151,457,797

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$148,506,501

Gross unrealized appreciation	$13,318,347
Gross unrealized depreciation	(3,551,250)

Net unrealized appreciation	$9,767,097

(a)	Security, or a portion of security, is on loan.

(b)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,156,067	3,392,533	8,548,600	$4,984
BlackRock Liquidity Series, LLC, Money Market Series	$2,303,512	$209,393	$ 2,512,905	$2,677	[1]
			$11,061,505	$7,661

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$9,649,712	—	—	$9,649,712
Air Freight & Logistics	1,568,339	—	—	1,568,339
Banks	20,716,495	—	—	20,716,495
Beverages	2,211,643	$1,107,680	—	3,319,323
Biotechnology	754,555	—	—	754,555
Capital Markets	3,826,482	—	—	3,826,482
Chemicals	4,450,668	—	—	4,450,668
Communications Equipment	1,340,647	—	—	1,340,647
Consumer Finance	435,694	—	—	435,694
Containers & Packaging	708,350	—	—	708,350
Diversified Financial Services	1,388,883	—	—	1,388,883
Diversified Telecommunication Services	3,006,467	—	—	3,006,467
Electric Utilities	2,895,963	—	—	2,895,963
Electrical Equipment	414,619	—	—	414,619
Energy Equipment & Services	669,281	—	—	669,281
Food & Staples Retailing	2,026,103	—	—	2,026,103
Food Products	641,519	—	—	641,519
Health Care Equipment & Supplies	983,794	—	—	983,794
Health Care Providers & Services	7,628,151	—	—	7,628,151
Hotels, Restaurants & Leisure	1,274,772	—	—	1,274,772
Household Products.	3,101,445	—	—	3,101,445
Industrial Conglomerates	5,847,144	—	—	5,847,144
Insurance	7,731,002	—	—	7,731,002
Media	2,356,161	—	—	2,356,161
Metals & Mining	—	7,223	—	7,223
Multiline Retail	3,297,312	—	—	3,297,312
Multi-Utilities	4,561,006	—	—	4,561,006
Oil, Gas & Consumable Fuels	15,102,020	—	—	15,102,020
Pharmaceuticals	10,850,002	997,711	—	11,847,713
Professional Services	836,767	—	—	836,767
Real Estate Investment Trusts (REITs)	666,070	—	—	666,070
Road & Rail	810,217	—	—	810,217
Semiconductors & Semiconductor Equipment	6,027,349	—	—	6,027,349
Software	5,719,811	—	—	5,719,811

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	3

Schedule of Investments (concluded)	BlackRock Equity Dividend V.I. Fund

	Level 1	Level 2	Level 3	Total
Specialty Retail	$5,120,317	—	—	$5,120,317
Technology Hardware, Storage & Peripherals	1,503,326	$609,472	—	2,112,798
Tobacco	2,841,102	—	—	2,841,102
Water Utilities	918,492	—	—	918,492
Wireless Telecommunication Services	608,327	—	—	608,327
Short-Term Securities	8,548,600	2,512,905	—	11,061,505

Total	$153,038,607	$5,234,991	—	$158,273,598

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$193,327	—	—	$193,327
Foreign currency at value	5,477	—	—	5,477
Liabilities:
Collateral on securities loaned at value	—	$(2,512,905)	—	(2,512,905)

Total	$198,804	$(2,512,905)	—	$(2,314,101)

During the period ended March 31, 2016, there were no transfers between levels.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Consolidated Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.2%
Healthscope Ltd.	5,343,211	$10,872,395
Westpac Banking Corp.	360,210	8,366,606

		19,239,001
Belgium — 0.1%
Anheuser-Busch InBev SA	74,177	9,215,534
Umicore SA (a)	91,779	4,555,924

		13,771,458
Brazil — 0.0%
SLC Agricola SA	397,999	1,777,666
Canada — 1.1%
Athabasca Oil Corp. (a)(b)	1,582,548	1,255,072
Barrick Gold Corp.	286,393	3,889,217
Brookfield Asset Management, Inc., Class A (a)	468,107	16,285,109
Cameco Corp. (a)	856,694	10,999,951
Canadian National Railway Co.	102,685	6,413,705
Cenovus Energy, Inc.	918,950	11,957,848
Eldorado Gold Corp. (a)	1,304,055	4,096,666
Encana Corp.	6,164,598	37,542,402
Goldcorp, Inc. (a)	678,792	11,016,794
Platinum Group Metals Ltd. (b)	1,406,090	5,337,262
Toronto-Dominion Bank	374,055	16,145,927

		124,939,953
China — 0.2%
Alibaba Group Holding Ltd. — ADR (a)(b)	241,880	19,115,776
Dongfeng Motor Group Co. Ltd., Class H	1,538,800	1,924,415
Haitian International Holdings Ltd.	2,541,800	4,366,999
Zhongsheng Group Holdings Ltd. (a)	3,441,706	1,668,979

		27,076,169
Cyprus — 0.0%
Ocean Rig UDW, Inc. (a)	282,547	231,773
Denmark — 0.0%
Novo Nordisk A/S	86,878	4,704,756
Egypt — 0.0%
Integrated Diagnostics Holdings PLC (a)(b)(c)	393,265	1,926,999
France — 2.4%
Accor SA	180,811	7,648,598
Aeroports de Paris	24,405	3,013,960
Airbus Group SE	362,768	24,036,129
Arkema SA	21,616	1,619,422
Atos SE	27,791	2,257,153
AXA SA	818,132	19,184,184
BNP Paribas SA	208,473	10,473,829
Cie Generale des Etablissements Michelin	12,018	1,227,865
Compagnie de Saint-Gobain	176,319	7,744,691
Danone SA	156,769	11,123,137
Dassault Aviation SA	10,604	12,706,276
Elis SA	1,083	21,024

Common Stocks	Shares	Value
France (continued)
Engie SA	428,994	$6,646,682
Legrand SA	137,707	7,697,015
Orange SA	294,051	5,134,999
Publicis Groupe SA	215,002	15,076,203
Renault SA	70,431	6,999,275
Safran SA	499,048	34,833,610
Sanofi	328,630	26,420,533
Sodexo SA	65,946	7,097,398
Sopra Steria Group	1,162	137,248
TOTAL SA	262,909	11,962,739
TOTAL SA — ADR (a)	32,478	1,475,151
UbiSoft Entertainment (b)	210,805	6,610,433
Unibail-Rodamco SE	52,420	14,376,492
Veolia Environnement SA	141,167	3,397,732
Vinci SA	102,567	7,612,958
Worldline SA (b)(c)	85,361	2,195,470

		258,730,206
Germany — 0.9%
Allianz SE, Registered Shares	68,409	11,109,994
BASF SE	109,725	8,250,849
Bayer AG, Registered Shares	77,713	9,106,453
Bayerische Motoren Werke AG (a)	77,507	7,115,606
Beiersdorf AG	60,341	5,435,174
Deutsche Post AG, Registered Shares	174,477	4,842,424
Deutsche Telekom AG, Registered Shares	805,083	14,433,818
E.ON SE	219,459	2,098,464
Evonik Industries AG	155,574	4,652,807
HUGO BOSS AG	86,085	5,627,741
RWE AG	79,064	1,017,118
Siemens AG, Registered Shares	71,275	7,538,113
Volkswagen AG	4,512	655,480
Vonovia SE	398,703	14,313,807

		96,197,848
Hong Kong — 0.7%
AIA Group Ltd.	2,111,600	12,002,384
Beijing Enterprises Holdings Ltd.	2,107,542	11,541,352
Brilliance China Automotive Holdings Ltd.	2,958,000	3,064,868
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	19,748,798	428,736
China Resources Land Ltd.	3,844,000	9,862,169
Haier Electronics Group Co. Ltd.	3,036,000	5,293,051
Sino Biopharmaceutical Ltd.	6,706,000	5,031,185
Sun Hung Kai Properties Ltd.	1,617,083	19,787,468
Wharf Holdings Ltd. (a)	2,546,000	13,945,656

		80,956,869
India — 0.3%
Coal India Ltd.	2,168,042	9,554,672
Maruti Suzuki India Ltd.	78,553	4,409,784

Portfolio Abbreviations
ADR	American Depositary Receipts	GBP	British Pound	MYR	Malaysian Ringgit
AED	Emirati Dirham	GDR	Global Depositary Receipts	OTC	Over-the-Counter
AUD	Australian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	S&P	Standard & Poor’s
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depositary Receipts
CNH	Chinese Yuan Offshore	KRW	South Korean Won	TBA	To-Be-Announced
ETF	Exchange-Traded Fund	LIBOR	London Interbank Offered Rate	TWD	Taiwan Dollar
EUR	Euro	MXN	Mexican Peso	USD	U.S. Dollar
FTSE	Financial Times Stock Exchange

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Common Stocks	Shares	Value
India (continued)
Reliance Industries Ltd.	1,124,912	$17,752,711

		31,717,167
Indonesia — 0.0%
Siloam International Hospitals Tbk PT	8,638,908	4,754,155
Ireland — 0.3%
CRH PLC (a)	208,788	5,890,657
Shire PLC	227,208	12,958,713
XL Group PLC	365,252	13,441,274

		32,290,644
Israel — 0.3%
Check Point Software Technologies Ltd. (a)(b)	24,883	2,176,516
Teva Pharmaceutical Industries Ltd. — ADR (d)	472,539	25,285,562

		27,462,078
Italy — 0.7%
Ei Towers SpA (a)	326,304	18,173,908
Enel SpA	1,992,778	8,834,446
Intesa Sanpaolo SpA	5,978,041	16,529,415
Prysmian SpA	242,353	5,483,336
RAI Way SpA (a)(c)	1,708,588	9,176,654
Recordati SpA	62,708	1,568,567
Snam SpA	382,437	2,393,304
Telecom Italia SpA (b)	14,846,678	16,002,080
Telecom Italia SpA, Non-Convertible Savings Shares	895,768	783,947

		78,945,657
Japan — 7.5%
Aisin Seiki Co. Ltd.	301,739	11,357,410
Ajinomoto Co., Inc.	335,000	7,553,209
Alpine Electronics, Inc.	55,500	620,618
Asahi Group Holdings Ltd.	234,600	7,301,854
Asahi Kasei Corp.	1,512,100	10,212,282
ASKUL Corp.	2,000	81,372
Astellas Pharma, Inc.	613,165	8,148,662
Autobacs Seven Co. Ltd.	26,200	441,999
Bandai Namco Holdings, Inc.	79,500	1,732,974
Bank of Yokohama Ltd.	314,000	1,436,241
Benesse Holdings, Inc.	12,000	345,505
Bridgestone Corp.	509,632	19,020,930
Canon Marketing Japan, Inc.	39,300	686,240
Chiba Bank Ltd.	267,000	1,329,838
Chiyoda Corp. (a)	70,000	513,260
Chubu Electric Power Co., Inc.	496,500	6,928,828
COMSYS Holdings Corp.	24,300	374,794
Daikin Industries Ltd.	164,600	12,293,081
Daikyo, Inc.	531,000	844,396
Daiwa Securities Group, Inc.	507,000	3,116,230
Dena Co. Ltd. (a)	110,900	1,908,936
Denso Corp.	502,720	20,179,460
East Japan Railway Co.	338,051	29,160,116
Eisai Co. Ltd.	68,700	4,130,363
Electric Power Development Co. Ltd.	110,600	3,450,271
Exedy Corp. (a)	26,400	583,218
FamilyMart Co. Ltd.	173,100	8,990,029
FANUC Corp.	35,918	5,562,569
Fuji Heavy Industries Ltd.	1,110,664	39,221,145
Fukuoka Financial Group, Inc.	710,000	2,312,807
Futaba Industrial Co. Ltd.	380,621	1,518,658
GS Yuasa Corp.	1,178,000	5,034,233
GungHo Online Entertainment, Inc. (a)	226,600	637,458
Hitachi Chemical Co. Ltd.	481,000	8,643,464
Hitachi Kokusai Electric, Inc.	43,000	516,218
Honda Motor Co. Ltd.	518,783	14,184,097

Common Stocks	Shares	Value
Japan (continued)
Hoya Corp.	231,374	$8,794,673
Inpex Corp.	1,791,939	13,570,142
Isuzu Motors Ltd.	767,700	7,918,807
Japan Airlines Co. Ltd.	791,900	29,031,032
Japan Post Bank Co. Ltd.	678,400	8,355,409
Japan Tobacco, Inc.	167,700	6,980,119
JGC Corp. (a)	256,302	3,833,224
JSR Corp.	498,000	7,160,899
Kamigumi Co. Ltd.	80,000	752,584
Kansai Electric Power Co., Inc. (b)	110,200	975,027
KDDI Corp.	488,000	13,020,221
Keyence Corp.	6,900	3,763,068
Kinden Corp.	87,700	1,074,962
Koito Manufacturing Co. Ltd.	159,500	7,222,297
Komatsu Ltd.	447,100	7,601,122
Kubota Corp.	605,896	8,270,329
Kuraray Co. Ltd.	434,870	5,314,492
Kyocera Corp.	217,800	9,589,993
Kyushu Electric Power Co., Inc. (b)	459,600	4,367,378
Mabuchi Motor Co. Ltd.	41,600	1,935,416
Maeda Road Construction Co. Ltd.	42,000	691,029
Medipal Holdings Corp.	18,500	292,626
Mitsubishi Corp.	444,347	7,519,006
Mitsubishi Electric Corp.	1,965,000	20,589,128
Mitsubishi Estate Co. Ltd.	1,216,000	22,568,921
Mitsubishi Heavy Industries Ltd.	388,000	1,441,485
Mitsubishi UFJ Financial Group, Inc.	2,735,800	12,676,618
Mitsui & Co. Ltd.	816,278	9,385,945
MS&AD Insurance Group Holdings, Inc.	246,014	6,856,721
Murata Manufacturing Co. Ltd.	32,328	3,900,917
Nabtesco Corp.	104,700	2,348,458
NEC Corp.	2,981,000	7,494,185
Nexon Co. Ltd.	119,000	2,029,475
Nikon Corp. (a)	567,800	8,682,295
Nintendo Co. Ltd.	98,400	13,987,390
Nippo Corp.	18,000	302,149
Nippon Express Co. Ltd.	461,000	2,095,930
Nippon Steel & Sumitomo Metal Corp.	176,600	3,385,716
Nippon Telegraph & Telephone Corp.	264,960	11,445,612
Nitto Denko Corp. (a)	293,800	16,371,559
Nomura Holdings, Inc.	1,403,100	6,266,736
NS Solutions Corp.	9,100	178,498
Okumura Corp.	1,163,751	6,145,212
Omron Corp. (a)	142,000	4,223,451
Otsuka Holdings Co. Ltd.	248,400	9,022,295
Rinnai Corp.	100,823	8,906,540
Rohm Co. Ltd.	311,553	13,102,943
Sanrio Co. Ltd. (a)	279,600	5,465,471
Sawai Pharmaceutical Co. Ltd. (a)	29,000	1,814,746
SCSK Corp.	10,000	390,898
Secom Co. Ltd.	23,000	1,706,670
Sega Sammy Holdings, Inc. (a)	559,200	6,092,587
Seino Holdings Co. Ltd.	122,300	1,315,724
Seven & i Holdings Co. Ltd.	126,600	5,394,133
Shimamura Co. Ltd.	11,200	1,398,111
Shin-Etsu Chemical Co. Ltd.	491,734	25,397,065
Ship Healthcare Holdings, Inc.	112,800	2,839,944
Shizuoka Bank Ltd.	180,000	1,297,831
SHO-BOND Holdings Co Ltd.	3,800	144,410
SMC Corp.	16,200	3,753,995
Sohgo Security Services Co. Ltd.	55,700	3,015,794
Sompo Japan Nipponkoa Holdings, Inc.	220,400	6,246,461
Sony Financial Holdings, Inc.	581,900	7,440,529
Stanley Electric Co. Ltd.	44,100	996,711
Sumco Corp.	774,400	4,862,170

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Common Stocks	Shares	Value
Japan (continued)
Sumitomo Corp. (a)	598,300	$5,936,904
Sumitomo Electric Industries Ltd.	582,048	7,057,875
Sumitomo Mitsui Financial Group, Inc.	268,947	8,164,606
Suntory Beverage & Food Ltd.	112,000	5,038,547
Suzuki Motor Corp.	582,689	15,580,333
Toda Corp.	1,221,896	5,907,172
Tokio Marine Holdings, Inc.	230,923	7,802,411
Tokyo Gas Co. Ltd.	4,562,070	21,265,845
Toyota Industries Corp.	640,477	28,763,765
Toyota Motor Corp.	294,700	15,629,534
Toyota Tsusho Corp.	154,200	3,481,208
Trend Micro, Inc.	78,600	2,876,752
TV Asahi Holdings Corp.	38,800	696,050
Ube Industries Ltd.	3,547,346	6,270,856
Yahoo! Japan Corp. (a)	1,065,100	4,533,316
Yamada Denki Co. Ltd. (a)	1,447,200	6,840,891
Yamaha Corp.	109,000	3,278,913
Yamato Kogyo Co. Ltd.	5,200	112,664

		820,625,691
Kazakhstan — 0.0%
KazMunaiGas Exploration Production JSC — GDR (a)	422,982	3,151,216
Luxembourg — 0.0%
RTL Group SA (a)	11,512	973,997
Malaysia — 0.1%
Axiata Group Bhd	3,748,786	5,658,260
Mexico — 0.3%
America Movil SAB de CV, Series L (a)	5,227,858	4,066,782
America Movil SAB de CV, Series L — ADR	422,653	6,563,801
Fibra Uno Administracion SA de CV (a)	6,218,984	14,466,562
Telesites SAB de CV (a)(b)	8,746,619	4,935,972

		30,033,117
Netherlands — 1.2%
Akzo Nobel NV	339,055	23,112,401
CNH Industrial NV, Special Voting Shares	134,320	908,003
Constellium NV, Class A (b)	670,671	3,480,782
ING Groep NV — CVA (a)	706,328	8,452,520
Koninklijke KPN NV	3,648,642	15,278,946
Koninklijke Philips NV	675,872	19,251,123
Randstad Holding NV (a)	136,114	7,528,709
SBM Offshore NV (b)	2,439,608	30,988,832
Unilever NV (a)	551,591	24,798,895

		133,800,211
Norway — 0.1%
Statoil ASA	595,014	9,293,142
Peru — 0.1%
Southern Copper Corp. (a)	322,034	8,923,562
Portugal — 0.1%
NOS SGPS SA	916,562	6,104,468
Singapore — 0.7%
Broadcom Ltd.	184	28,428
CapitaLand Ltd.	9,117,950	20,737,114
Global Logistic Properties Ltd. (a)	18,472,100	26,346,051
Keppel Corp. Ltd. (a)	2,505,100	10,830,842
Singapore Telecommunications Ltd.	4,816,530	13,633,930

		71,576,365
South Korea — 0.5%
Hyundai Motor Co. (a)	120,080	16,025,458
Hyundai Wia Corp.	29,238	2,686,216
Samsung Electronics Co. Ltd.	19,379	22,239,477

Common Stocks	Shares	Value
South Korea (continued)
Samsung SDI Co. Ltd. (a)	22,119	$1,915,015
SK Hynix, Inc.	304,496	7,495,980

		50,362,146
Spain — 0.3%
Cellnex Telecom SAU (c)	1,182,119	18,846,669
Cia de Distribucion Integral Logista Holdings SA	6,429	145,064
Gas Natural SDG SA	209,515	4,229,847
Iberdrola SA	789,193	5,253,636
Merlin Properties Socimi SA (a)	91,924	1,065,428

		29,540,644
Sweden — 0.1%
Svenska Handelsbanken AB, A Shares	641,814	8,142,129
Switzerland — 1.3%
Glencore PLC (a)	3,938,108	8,854,657
Nestle SA, Registered Shares	843,090	62,912,025
Novartis AG, Registered Shares	238,443	17,251,812
Roche Holding AG	71,730	17,612,604
Syngenta AG, Registered Shares	24,710	10,247,158
UBS Group AG, Registered Shares (a)	1,123,815	18,077,730
Zurich Insurance Group AG	18,444	4,277,374

		139,233,360
Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	1,930,323	3,879,941
Delta Electronics, Inc.	303,000	1,335,711
Taiwan Semiconductor Manufacturing Co. Ltd.	2,205,000	10,998,173
Yulon Motor Co. Ltd.	2,383,000	2,315,943

		18,529,768
United Arab Emirates — 0.2%
Mediclinic International PLC	510,088	6,549,808
NMC Health PLC (a)	864,647	13,126,301

		19,676,109
United Kingdom — 3.3%
Aggreko PLC	472,224	7,292,357
Antofagasta PLC (a)	1,258,910	8,460,482
AstraZeneca PLC	561,456	31,347,010
Aviva PLC	345,561	2,256,314
Berkeley Group Holdings PLC	84,628	3,902,090
BT Group PLC	1,622,119	10,242,279
Burberry Group PLC	90,782	1,774,769
Coats Group PLC (b)	1,865,979	746,990
Delphi Automotive PLC	293,082	21,987,012
Delta Topco Ltd. (Acquired 5/02/12, cost $8,295,346) (b)(e)	13,440,990	5,887,154
Diageo PLC — ADR (a)	120,163	12,961,983
GlaxoSmithKline PLC	970,867	19,653,446
HSBC Holdings PLC (d)	6,906,538	42,951,371
Legal & General Group PLC	1,038,932	3,500,626
Liberty Global PLC, Class A (b)	207,935	8,005,497
Lloyds Banking Group PLC	6,250,809	6,088,259
National Grid PLC	823,053	11,645,637
Ophir Energy PLC (b)	3,364,345	3,713,125
Pearson PLC (a)	616,919	7,731,544
Prudential PLC	616,394	11,470,110
Rio Tinto PLC	401,161	11,244,779
SABMiller PLC	1,067,064	65,173,768
Smiths Group PLC (a)	467,762	7,212,957
Spire Healthcare Group PLC (c)	3,328,595	17,140,719
Vodafone Group PLC	6,398,724	20,332,890
Vodafone Group PLC — ADR	623,812	19,993,175

		362,716,343

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Common Stocks	Shares	Value
United States — 29.2%
3M Co.	14,317	$2,385,642
AbbVie, Inc.	199,409	11,390,242
Accenture PLC, Class A	28,316	3,267,666
Activision Blizzard, Inc.	330,625	11,188,350
Adobe Systems, Inc. (b)	21,323	2,000,097
Aetna, Inc.	305,738	34,349,664
Agilent Technologies, Inc.	231,909	9,241,574
Air Products & Chemicals, Inc.	45,350	6,532,667
Alexion Pharmaceuticals, Inc. (b)(d)	79,532	11,072,445
Allergan PLC (b)	56,822	15,230,001
Alliance Data Systems Corp. (b)	7,698	1,693,560
Allstate Corp.	358,170	24,129,913
Alphabet, Inc., Class A (b)	40,743	31,082,835
Alphabet, Inc., Class C (b)	112,078	83,492,506
Altria Group, Inc.	353,155	22,128,692
Amazon.com, Inc. (b)	678	402,488
Amdocs Ltd.	43,872	2,650,746
American Airlines Group, Inc.	273,811	11,228,989
American Electric Power Co., Inc.	106,782	7,090,325
American International Group, Inc.	459,823	24,853,433
American Water Works Co., Inc. (a)	216,094	14,895,359
Ameriprise Financial, Inc.	9,091	854,645
AmerisourceBergen Corp.	27,049	2,341,091
Amgen, Inc.	234,855	35,211,810
Anacor Pharmaceuticals, Inc. (a)(b)	46,996	2,511,936
Anadarko Petroleum Corp.	1,068,576	49,763,584
Anthem, Inc.	149,849	20,827,512
Apple Inc. (d)	1,212,835	132,186,887
Archer-Daniels-Midland Co.	16,308	592,143
AT&T Inc.	419,241	16,421,670
Axalta Coating Systems Ltd. (b)	616,472	18,000,982
AXIS Capital Holdings Ltd.	45,083	2,500,303
Bank of America Corp.	3,594,048	48,591,529
Bank of New York Mellon Corp. (d)	63,201	2,327,693
Baxalta, Inc.	55,058	2,224,343
Baxter International, Inc.	546,658	22,456,711
Bed Bath & Beyond, Inc. (b)	134,002	6,651,859
Berkshire Hathaway, Inc., Class A (b)	133	28,388,850
Berkshire Hathaway, Inc., Class B (b)	259,905	36,875,321
Biogen, Inc. (b)	41,298	10,750,695
Boeing Co.	11,958	1,517,948
Bristol-Myers Squibb Co.	270,156	17,257,565
Bunge Ltd.	59,182	3,353,844
Calpine Corp. (b)	375,974	5,703,526
Cameron International Corp. (b)	20,429	1,369,764
Capital One Financial Corp.	31,877	2,209,395
Cardinal Health, Inc.	33,052	2,708,611
Catalent, Inc. (b)	483,911	12,905,906
Caterpillar, Inc. (a)	71,559	5,477,126
Celgene Corp. (b)	114,295	11,439,787
Charles Schwab Corp.	379,798	10,641,940
Chevron Corp.	17,420	1,661,868
Chipotle Mexican Grill, Inc. (b)(d)	11,638	5,481,149
Chubb Ltd.	204,285	24,340,558
Cintas Corp.	29,396	2,640,055
Cisco Systems, Inc.	1,214,604	34,579,776
Citigroup, Inc.	810,185	33,825,224
Citizens Financial Group, Inc.	21,934	459,517
CME Group, Inc.	104,771	10,063,255
Coca-Cola Co.	318,818	14,789,967
Coca-Cola Enterprises, Inc.	21,523	1,092,077
Colfax Corp. (b)	266,621	7,622,694
Colgate-Palmolive Co.	222,395	15,712,207
Comcast Corp., Class A	691,964	42,265,161
Computer Sciences Corp.	43,256	1,487,574
CONSOL Energy, Inc. (a)	2,178,548	24,595,807

Common Stocks	Shares	Value
United States (continued)
Constellation Brands, Inc., Class A	27,046	$4,086,380
Crown Castle International Corp.	90,066	7,790,709
CSX Corp.	292,002	7,519,051
CVS Health Corp.	263,703	27,353,912
DaVita HealthCare Partners, Inc. (b)	125,676	9,222,105
Delta Air Lines, Inc.	182,917	8,904,400
Discover Financial Services	83,803	4,267,249
DISH Network Corp., Class A (b)	202,741	9,378,799
Dominion Resources, Inc.	117,009	8,789,716
Dover Corp.	9,976	641,756
Dow Chemical Co.	63,616	3,235,510
Dr Pepper Snapple Group, Inc.	14,512	1,297,663
DTE Energy Co.	41,070	3,723,406
Eaton Corp. PLC	268,903	16,822,572
eBay, Inc. (b)	266,690	6,363,223
Edgewell Personal Care Co.	339,242	27,319,158
Edison International	32,794	2,357,561
EI du Pont de Nemours & Co.	152,804	9,675,549
Electronic Arts, Inc. (b)	31,717	2,096,811
Eli Lilly & Co.	300,277	21,622,947
Envision Healthcare Holdings, Inc. (b)	555,062	11,323,265
EQT Corp.	285,698	19,216,047
Equity Residential	85,952	6,448,979
Exelon Corp.	33,089	1,186,572
Expedia, Inc.	16,082	1,733,961
Exxon Mobil Corp.	193,445	16,170,068
Facebook, Inc., Class A (b)	438,187	49,997,137
FedEx Corp.	163,877	26,666,065
Fifth Third Bancorp	58,873	982,590
Fitbit, Inc., Class A (a)(b)	506,618	7,675,263
FMC Corp. (a)	203,762	8,225,872
Ford Motor Co.	1,502,219	20,279,957
General Dynamics Corp.	20,760	2,727,241
General Electric Co. (d)	2,183,544	69,414,864
General Growth Properties, Inc.	112,128	3,333,565
Gilead Sciences, Inc. (d)	100,860	9,265,000
Global Payments, Inc.	20,289	1,324,872
GoDaddy, Inc., Class A (b)	131,888	4,263,939
Goldman Sachs Group, Inc. (d)	120,696	18,946,858
Goodyear Tire & Rubber Co.	42,682	1,407,652
Hain Celestial Group, Inc. (b)	187,273	7,661,338
Hartford Financial Services Group, Inc.	94,151	4,338,478
HCA Holdings, Inc. (b)	17,250	1,346,363
Helmerich & Payne, Inc. (a)	25,837	1,517,149
Hershey Co.	35,897	3,305,755
Hewlett-Packard Co. (f)	795,774	9,803,936
Home Depot, Inc.	21,519	2,871,280
HTG Molecular Diagnostics, Inc. (a)(b)	71,751	205,925
Ingersoll-Rand PLC	273,967	16,988,694
Intel Corp.	482,835	15,619,712
International Business Machines Corp.	150,379	22,774,900
International Paper Co.	44,092	1,809,536
Intuit, Inc.	25,191	2,620,116
Invitae Corp. (a)(b)	453,856	4,642,947
Johnson & Johnson (d)	456,706	49,415,589
JPMorgan Chase & Co.	980,589	58,070,481
Kansas City Southern	134,432	11,487,214
Kimberly-Clark Corp. (d)	46,164	6,209,520
KLA-Tencor Corp.	23,398	1,703,608
Kraft Heinz Co.	80,695	6,339,399
Kroger Co.	289,415	11,070,124
Las Vegas Sands Corp.	107,049	5,532,292
Lear Corp.	30,168	3,353,777
Liberty Broadband Corp., Class A (b)	81,342	4,730,851
Liberty Broadband Corp., Class C (b)	186,688	10,818,570
Liberty Media Corp., Class A (b)	291,551	11,262,615

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Common Stocks	Shares	Value
United States (continued)
Liberty Media Corp., Class C (b)	546,680	$20,823,041
Lincoln National Corp.	29,804	1,168,317
Lookout, Inc. (Acquired 3/04/15, cost $936,169) (b)(e)	81,954	784,390
Lowe’s Cos., Inc.	29,457	2,231,368
LyondellBasell Industries NV, Class A	10,330	884,041
Marathon Oil Corp.	2,252,034	25,087,659
Marathon Petroleum Corp.	2,042,440	75,937,919
Marsh & McLennan Cos., Inc.	235,331	14,305,771
MasterCard, Inc., Class A	213,754	20,199,753
McDonald’s Corp.	19,059	2,395,335
McKesson Corp.	256,571	40,345,790
Medtronic PLC	73,169	5,487,675
Merck & Co., Inc.	365,436	19,335,219
MetLife, Inc. (d)	111,964	4,919,698
Michael Kors Holdings Ltd. (b)	149,032	8,488,863
Micron Technology, Inc. (b)	1,065,042	11,150,990
Microsoft Corp.	663,232	36,630,303
Mobileye NV (a)(b)	157,947	5,889,844
Mondelez International, Inc., Class A	486,085	19,501,730
Monsanto Co.	44,513	3,905,571
Morgan Stanley (d)	27,221	680,797
Mylan NV (b)	525,038	24,335,511
NextEra Energy Partners LP	283,159	7,699,093
NextEra Energy, Inc.	199,601	23,620,782
NIKE, Inc., Class B	22,718	1,396,475
Northrop Grumman Corp.	17,875	3,537,463
NRG Energy, Inc.	199,283	2,592,672
NRG Yield, Inc., Class A (a)	25,696	348,695
NRG Yield, Inc., Class C (a)	25,576	364,202
Nucor Corp.	66,877	3,163,282
Oracle Corp.	933,555	38,191,735
PACCAR, Inc.	164,421	8,992,184
PayPal Holdings, Inc. (b)	45,991	1,775,253
PepsiCo, Inc.	326,046	33,413,194
Pfizer, Inc.	1,926,105	57,089,752
Phillips 66	131,299	11,369,180
Pioneer Natural Resources Co.	66,187	9,315,158
PPG Industries, Inc.	29,723	3,313,817
Procter & Gamble Co.	605,372	49,828,169
Prologis, Inc.	191,518	8,461,265
Prudential Financial, Inc. (d)	22,881	1,652,466
PulteGroup, Inc.	129,019	2,413,945
Pure Storage, Inc., Class A (a)(b)	524,958	7,186,675
Qorvo, Inc. (b)	78,788	3,971,703
QUALCOMM, Inc. (d)	675,212	34,530,342
Raytheon Co.	21,733	2,665,118
Regeneron Pharmaceuticals, Inc. (b)	8,015	2,888,927
Reinsurance Group of America, Inc.	24,768	2,383,920
Rockwell Automation, Inc.	21,109	2,401,149
Schlumberger Ltd.	343,650	25,344,187
Scripps Networks Interactive, Inc., Class A	10,385	680,218
Sealed Air Corp.	22,412	1,076,000
Sempra Energy	120,714	12,560,292
Simon Property Group, Inc.	129,978	26,995,131
Skyworks Solutions, Inc.	44,080	3,433,832
Southwest Airlines Co.	143,902	6,446,810
Square, Inc., Class A (a)(b)	330,420	5,048,818
St. Joe Co. (b)	1,475,472	25,304,345
Starbucks Corp.	13,475	804,458
Steel Dynamics, Inc.	279,961	6,301,922
Stryker Corp.	20,156	2,162,537
SunTrust Banks, Inc. (d)	213,607	7,706,941
Surgery Partners, Inc. (b)	212,522	2,818,042
Synchrony Financial (b)	471,536	13,514,222
Tahoe Resources, Inc.	1,044,346	10,469,594

Common Stocks		Shares	Value
United States (continued)
Target Corp.		149,888	$12,332,785
Tenet Healthcare Corp. (a)(b)		487,476	14,102,681
TESARO, Inc. (b)		72,747	3,203,050
Textron, Inc.		717,920	26,175,363
Thermo Fisher Scientific, Inc.		87,030	12,322,578
Tiffany & Co. (a)		117,023	8,587,148
Time Warner Cable, Inc.		74,058	15,153,748
Time Warner, Inc.		103,216	7,488,321
Travelers Cos., Inc.		69,301	8,088,120
Tyco International PLC		177,855	6,529,057
U.S. Bancorp		557,443	22,626,611
Union Pacific Corp.		132,057	10,505,134
United Continental Holdings, Inc. (b)		407,164	24,372,837
United Parcel Service, Inc., Class B		90,878	9,584,903
United Rentals, Inc. (b)		292,219	18,173,100
United Technologies Corp.		161,725	16,188,673
UnitedHealth Group, Inc.		26,032	3,355,525
Univar, Inc. (b)		386,255	6,635,861
Unum Group		317,282	9,810,359
Urban Outfitters, Inc. (b)		207,601	6,869,517
Valero Energy Corp.		50,673	3,250,166
Veeva Systems, Inc., Class A (a)(b)		515,394	12,905,466
VeriSign, Inc. (a)(b)		30,938	2,739,251
Verizon Communications, Inc. (b)		545,820	29,517,946
Verizon Communications, Inc. (a)(b)		118,912	6,427,194
Visa, Inc., Class A		420,475	32,157,928
VMware, Inc., Class A (a)(b)		144,942	7,581,916
Walgreens Boots Alliance, Inc.		204,995	17,268,779
Wal-Mart Stores, Inc.		437,531	29,966,498
Wells Fargo & Co. (d)		1,211,065	58,567,103
Western Digital Corp.		195,721	9,245,860
WestRock Co.		483,470	18,869,834
Whirlpool Corp.		100,383	18,103,070
WhiteWave Foods Co. (b)(d)		130,525	5,304,536
Whiting Petroleum Corp. (a)(b)		1,416,295	11,302,034
Whole Foods Market, Inc.		176,580	5,493,404
Williams Cos., Inc.		1,486,498	23,888,023
Williams-Sonoma, Inc.		102,578	5,615,120
Wyndham Worldwide Corp.		27,137	2,074,081
Yahoo!, Inc. (b)		167,287	6,157,834

			3,171,812,436
Total Common Stocks — 52.4%			5,694,875,363

Corporate Bonds		Par (000)	Value
Argentina — 0.1%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (c)	USD	1,273	1,298,460
IRSA Propiedades Comerciales SA, 8.75%, 3/23/23 (c)		4,875	4,881,812

			6,180,272
Australia — 0.2%
TFS Corp. Ltd., 11.00%, 7/15/18 (c)		18,370	19,104,800
Belgium — 0.2%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/21		26,252	26,976,214
Brazil — 0.0%
Odebrecht Finance Ltd., 4.38%, 4/25/25 (c)		6,347	2,745,077

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Corporate Bonds		Par (000)	Value
Canada — 0.1%
First Quantum Minerals Ltd.:
6.75%, 2/15/20	USD	4,323	$2,842,373
7.00%, 2/15/21		12,740	8,535,800

			11,378,173
Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18 (c)		7,809	780,875
China — 0.2%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21		9,145	9,319,688
3.60%, 11/28/24		2,629	2,651,257
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (b)(g)(h)	SGD	11,400	84,579
China Milk Products Group Ltd., 0.00%, 1/05/12 (b)(g)(h)	USD	4,800	48,000
SINA Corp., 1.00%, 12/01/18 (g)		6,127	5,996,801

			18,100,325
France — 0.1%
BNP Paribas SA, 2.40%, 12/12/18		16,012	16,274,389
Germany — 0.1%
Deutsche Bank AG, 1.88%, 2/13/18		6,213	6,173,454
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (c)		2,662	2,728,550

			8,902,004
Hong Kong — 0.1%
Hutchison Whampoa International 11 Ltd., 3.50%, 1/13/17 (c)		5,516	5,599,981
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		4,186	4,580,606

			10,180,587
India — 0.2%
REI Agro Ltd.:
5.50%, 11/13/14 (b)(g)(h)		2,291	11,455
5.50%, 11/13/14 (b)(c)(g)(h)		6,148	30,740
Suzlon Energy Ltd., 5.75%, 7/16/19 (c)(g)(i)		17,936	17,823,900

			17,866,095
Italy — 0.2%
Intesa Sanpaolo SpA, 3.88%, 1/15/19		13,056	13,433,580
Telecom Italia Finance SA, 6.13%, 11/15/16 (g)	EUR	500	685,017
Telecom Italia SpA, 5.30%, 5/30/24 (c)	USD	8,517	8,729,925

			22,848,522
Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19		7,197	7,314,275
Luxembourg — 0.2%
Intelsat Jackson Holdings SA:
7.50%, 4/01/21		8,184	5,196,840
8.00%, 2/15/24 (c)		2,600	2,678,000
Telecom Italia Finance SA, 6.13%, 11/15/16 (c)(g)	EUR	8,100	11,097,279

			18,972,119
Mexico — 0.0%
Trust F/1401, 5.25%, 12/15/24 (c)	USD	4,282	4,356,935
Netherlands — 0.2%
Bio City Development Co. BV, 8.00%, 7/06/18 (b)(c)(g)(h)		21,400	8,251,840
Constellium NV:
7.00%, 1/15/23 (c)	EUR	4,437	4,129,978
8.00%, 1/15/23 (c)	USD	1,180	977,925

Corporate Bonds		Par (000)	Value
Netherlands (continued)
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.95%, 11/09/22	USD	3,115	$3,190,906
Volkswagen International Finance NV, 4.00%, 8/12/20		3,016	3,143,800

			19,694,449
Singapore — 0.3%
CapitaLand Ltd.:
2.10%, 11/15/16 (g)	SGD	12,250	9,031,745
1.95%, 10/17/23 (c)(g)		10,000	7,382,127
Global Logistic Properties Ltd., 3.88%, 6/04/25	USD	15,759	15,637,041

			32,050,913
Spain — 0.2%
Telefonica Participaciones SAU, 4.90%, 9/25/17 (g)	EUR	13,300	13,593,450
Telefonica SA, 6.00%, 7/24/17 (g)		4,100	4,894,004

			18,487,454
Switzerland — 0.1%
UBS AG, 2.38%, 8/14/19	USD	5,345	5,425,731
UBS Group Funding Jersey Ltd., 4.13%, 9/24/25 (c)		6,708	6,717,566

			12,143,297
United Arab Emirates — 0.1%
Dana Gas Sukuk Ltd., 7.00%, 10/31/17 (c)(g)		17,922	15,233,573
United Kingdom — 0.1%
Delta Topco Ltd. (Acquired 5/02/12-1/04/16,cost $13,854,645), 10.00%, 11/24/60 (e)		13,639	13,679,779
Lloyds Bank PLC, 2.30%, 11/27/18		2,241	2,259,298

			15,939,077
United States — 4.0%
AbbVie, Inc., 2.50%, 5/14/20		11,458	11,665,069
Actavis Funding SCS, 3.00%, 3/12/20		9,319	9,581,870
AliphCom (Acquired 11/11/15, cost $3,000,000), 12.00%, 4/28/20 (e)(g)(j)		3,000	3,060,000
AliphCom (Acquired 4/27/15-7/21/15, cost $44,575,000), 12.00%, 4/28/20 (e)(g)(j)		44,575	45,466,500
Ally Financial, Inc.:
2.75%, 1/30/17		8,604	8,560,980
3.50%, 1/27/19		6,094	6,002,590
American Tower Corp., 3.40%, 2/15/19		2,448	2,509,540
Apple Inc., 2.25%, 2/23/21		19,363	19,727,470
AT&T Inc.:
2.38%, 11/27/18		13,342	13,629,320
3.00%, 6/30/22		22,043	22,363,505
Bank of America Corp.:
2.00%, 1/11/18		5,429	5,451,357
1.66%, 3/22/18 (j)		4,451	4,458,789
6.88%, 4/25/18		5,275	5,792,061
Series L, 2.60%, 1/15/19		5,306	5,395,724
Berkshire Hathaway, Inc.:
2.20%, 3/15/21		2,617	2,672,551
2.75%, 3/15/23		7,485	7,633,547
BioMarin Pharmaceutical, Inc.:
0.75%, 10/15/18 (g)		2,660	3,080,613
1.50%, 10/15/20 (g)		2,584	3,063,655
Cablevision Systems Corp., 5.88%, 9/15/22		3,424	2,884,720
Capital One Bank USA N.A., 2.15%, 11/21/18		4,266	4,262,728
Chesapeake Energy Corp., 8.00%, 12/15/22 (c)		3,423	1,677,270
Cisco Systems, Inc., 2.20%, 2/28/21		7,432	7,579,867
Citigroup, Inc., 1.80%, 2/05/18		15,322	15,306,494

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Corporate Bonds		Par (000)	Value
United States (continued)
Cobalt International Energy, Inc.:
2.63%, 12/01/19 (g)	USD	12,966	$6,466,793
3.13%, 5/15/24 (g)		16,167	6,507,217
eBay, Inc.:
2.20%, 8/01/19		3,612	3,631,017
3.80%, 3/09/22		9,960	10,253,591
Edgewell Personal Care Co.:
4.70%, 5/19/21		5,240	5,558,409
4.70%, 5/24/22		2,402	2,450,040
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		10,704	10,625,090
2.38%, 1/16/18		6,858	6,870,242
5.00%, 5/15/18		8,564	9,042,942
2.55%, 10/05/18		2,998	3,008,373
Forest Laboratories LLC:
4.38%, 2/01/19 (c)		6,835	7,252,099
5.00%, 12/15/21 (c)		4,818	5,378,926
Freeport-McMoRan, Inc., 3.88%, 3/15/23		4,484	3,037,910
GE Capital International Funding Co., 2.34%, 11/15/20 (c)		3,486	3,571,198
General Electric Co., 5.55%, 5/04/20		1,294	1,490,011
General Motors Financial Co., Inc.:
2.40%, 4/10/18		3,531	3,530,202
3.50%, 7/10/19		8,118	8,324,303
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (g)		4,134	17,003,659
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (c)		20,827	21,176,727
Hughes Satellite Systems Corp., 7.63%, 6/15/21		1,700	1,895,500
Hyundai Capital America, 2.00%, 3/19/18 (c)		3,735	3,761,388
JPMorgan Chase & Co., 4.35%, 8/15/21		4,447	4,859,277
McKesson Corp., 2.28%, 3/15/19		5,877	5,947,724
Medtronic, Inc., 3.15%, 3/15/22		11,992	12,718,871
Mylan, Inc., 2.55%, 3/28/19		7,396	7,403,825
QUALCOMM, Inc., 3.00%, 5/20/22		18,578	19,370,649
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		4,106	3,900,700
Synchrony Financial, 3.75%, 8/15/21		2,810	2,884,541
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (g)		4,684	9,236,263
T-Mobile USA, Inc., 6.00%, 4/15/24		6,109	6,185,363
Twitter, Inc., 1.00%, 9/15/21 (g)		2,453	2,054,387
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19		4,449	4,420,544

			431,644,001
Total Corporate Bonds — 6.8%			737,173,426

Floating Rate Loan Interests (j)
Canada — 0.1%
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		5,087	4,946,682
Cyprus — 0.0%
Drillships Ocean Ventures, Inc., Term Loan, 5.50%, 7/25/21		6,388	2,910,605
Ireland — 0.2%
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.00% - 3.43%, 2/27/21		16,093	16,071,264
Luxembourg — 0.0%
Endo Luxembourg Finance Co. I S.à r.l., 2015 Incremental Term B Loan, 3.00% - 3.75%, 9/26/22		1,647	1,619,856

Floating Rate Loan Interests (j)		Par (000)	Value
Luxembourg (continued)
Mallinckrodt International Finance SA, Initial Term B Loan, 3.25%, 3/19/21	USD	2,834	$2,726,887

			4,346,743
Netherlands — 0.1%
Promontoria Blue Holding 2 BV, Mezzanine Loan, 7.05%, 4/17/20	EUR	13,671	15,555,908
Norway — 0.0%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21	USD	5,571	1,981,051
United States — 0.6%
Calpine Corp., Term Loan, 3.50%, 5/27/22		8,838	8,712,533
Fieldwood Energy LLC, Closing Date Loan (Second Lien), 8.38%, 9/30/20		7,938	1,379,144
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		21,685	21,678,101
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 4.00%, 2/21/21		14,240	6,265,632
Sheridan Investment Partners II LP, Senior Secured Term Loan, 4.25%, 12/16/20		11,862	4,744,722
Sheridan Production Partners II-A LP, Senior Secured Term Loan, 4.25%, 12/16/20		1,650	660,065
Sheridan Production Partners II-M LP, Senior Secured Term Loan, 4.25%, 12/16/20		615	246,187
Univar USA, Inc., Initial Dollar Term Loan, 4.25%, 7/01/22		8,517	8,384,161
Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 4.00%, 3/01/20		11,029	10,907,896

			62,978,441
Total Floating Rate Loan Interests — 1.0%			108,790,694

Foreign Agency Obligations
Argentina — 0.3%
YPF SA:
8.88%, 12/19/18 (c)		6,986	7,251,468
8.50%, 7/28/25 (c)		20,876	20,343,662

			27,595,130
Mexico — 0.2%
Petroleos Mexicanos:
5.75%, 3/01/18		8,054	8,476,835
3.50%, 7/23/20		10,901	10,682,980

			19,159,815
South Korea — 0.1%
Export-Import Bank of Korea:
2.88%, 9/17/18		3,691	3,785,988
2.63%, 12/30/20		11,860	12,150,285

			15,936,273
Total Foreign Agency Obligations — 0.6%			62,691,218

Foreign Government Obligations
Argentina — 0.3%
Provincia de Buenos Aires:
8.95%, 2/19/21 (c)		4,707	5,048,257
9.13%, 3/16/24 (c)		6,243	6,417,804
Republic of Argentina, 8.75%, 5/07/24		18,412	19,921,346

			31,387,407

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Foreign Government Obligations		Par (000)	Value
Australia — 0.7%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	89,425	$80,634,214
Brazil — 0.4%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 8/15/22	BRL	6	4,785,713
Series F, 10.00%, 1/01/21		94	23,619,111
Federative Republic of Brazil, 6.00%, 1/17/17	USD	13,388	13,796,334

			42,201,158
Canada — 0.6%
Canadian Government Bonds, 0.25%, 5/01/18	CAD	79,402	60,770,424
Colombia — 0.1%
Republic of Colombia, 7.38%, 1/27/17	USD	11,152	11,642,688
Hungary — 0.6%
Republic of Hungary:
6.38%, 3/29/21		36,568	41,543,442
5.50%, 6/24/25	HUF	5,929,970	26,171,771

			67,715,213
Indonesia — 0.2%
Republic of Indonesia:
6.88%, 1/17/18 (c)	USD	6,797	7,373,358
8.25%, 7/15/21	IDR	134,613,000	10,507,529

			17,880,887
Italy — 0.6%
Buoni Poliennali Del Tesoro, 1.50%, 6/01/25	EUR	56,865	66,725,931
Japan — 0.7%
Government of Japan (2 Year):
0.10%, 3/15/17	JPY	2,383,000	21,219,700
0.10%, 3/15/18		6,086,800	54,413,163

			75,632,863
Mexico — 1.1%
United Mexican States:
5.63%, 1/15/17	USD	12,112	12,493,528
6.50%, 6/10/21	MXN	17,787	108,114,690

			120,608,218
Poland — 0.9%
Republic of Poland:
6.38%, 7/15/19	USD	9,105	10,351,292
5.25%, 10/25/20	PLN	105,961	32,459,644
5.75%, 10/25/21		52,461	16,664,016
3.25%, 7/25/25		71,729	20,049,997
2.50%, 7/25/26		79,118	20,570,786

			100,095,735
Turkey — 0.1%
Republic of Turkey, 6.75%, 4/03/18	USD	10,248	11,030,230
United Kingdom — 0.9%
United Kingdom Gilt, 2.00%, 9/07/25	GBP	62,770	94,850,062
Total Foreign Government Obligations — 7.2%			781,175,030

Investment Companies		Shares
ETFS Physical Palladium Shares (b)(k)		80,940	4,394,233
ETFS Physical Platinum Shares (b)(k)		67,020	6,302,561
ETFS Physical Swiss Gold Shares (b)(k)		230,215	27,628,102
iShares Gold Trust (b)(k)(l)		2,098,037	24,924,680
SPDR Gold Shares (b)(d)(k)		1,586,716	186,597,802
Total Investment Companies — 2.3%			249,847,378

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.1%
Logistics UK PLC, Series 2015-1A, Class F, 4.17%, 8/20/25 (c)(j)	GBP	6,637	$8,960,417

Preferred Securities
Capital Trusts
Netherlands — 0.0%
ING Groep NV, 6.00% (j)(m)	USD	4,790	4,481,644
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (j)		5,934	6,011,142
United Kingdom — 0.4%
HSBC Holdings PLC, 6.38% (j)(m)		18,098	16,808,517
Lloyds Bank PLC, 13.00% (j)(m)	GBP	9,685	22,983,992
Standard Chartered PLC, 6.50% (c)(j)(m)	USD	6,810	5,956,087

			45,748,596
United States — 1.0%
American Express Co.Series C, 4.90% (j)(m)		6,164	5,532,190
Citigroup, Inc.:
5.95% (j)(m)		4,081	3,931,786
Series O, 5.88% (j)(m)		11,479	11,091,584
General Electric Co.:
6.38%, 11/15/67 (j)		6,423	6,615,690
Series D, 5.00% (j)(m)		9,772	10,065,160
Goldman Sachs Group, Inc.:
Series L, 5.70% (j)(m)		9,459	9,246,173
Series M, 5.38% (j)(m)		9,921	9,597,575
Intel Corp., 3.25%, 8/01/39 (g)		3,323	5,285,647
JPMorgan Chase & Co.:
Series Q, 5.15% (j)(m)		10,925	10,490,185
Series X, 6.10% (j)(m)		22,351	22,775,892
Morgan Stanley, Series H, 5.45% (j)(m)		7,002	6,616,890
NBCUniversal Enterprise, Inc., 5.25% (c)(m)		5,389	5,550,670
USB Capital IX, 3.50% (j)(m)		8,452	6,254,480

			113,053,922
Total Capital Trusts — 1.5%			169,295,304

Preferred Stocks		Shares
Brazil — 0.0%
Cia Brasileira de Distribuicao, Preference Shares, 0.00%		188,060	2,612,489
Germany — 0.1%
Volkswagen AG, Preference Shares, 0.00%		126,317	16,033,110
Ireland — 0.3%
Allergan PLC, Series A, 5.50% (g)		30,344	27,890,384
Israel — 0.3%
Teva Pharmaceutical Industries Ltd., 7.00% (g)		30,495	26,955,750
South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, 0.00%		10,988	10,638,348
United Kingdom — 0.1%
HSBC Holdings PLC, Series 2, 8.00%		231,249	6,058,724
Royal Bank of Scotland Group PLC, Series T, 7.25%		215,015	5,472,132

			11,530,856

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Preferred Stocks		Shares	Value
United States — 1.6%
American Tower Corp., Series A, 5.25% (g)		45,686	$4,806,167
Anthem, Inc., 5.25% (g)		334,090	15,598,662
Crown Castle International Corp., Series A, 4.50% (g)		126,859	13,599,285
Dominion Resources, Inc., 6.38% (g)		104,846	5,273,754
Domo, Inc., Series D-2 (Acquired 4/01/15- 7/06/15, cost $17,824,428), 0.00% (b)(e)		2,114,003	16,417,136
Dropbox, Inc., Series C (Acquired 1/28/14, cost $28,835,783), 0.00% (b)(e)		1,509,632	15,217,091
Forestar Group, Inc., 6.00% (g)		220,475	3,979,574
Grand Rounds, Inc., Series C (Acquired 3/31/15, cost $5,939,231), 0.00% (b)(e)		2,139,107	5,447,236
Lookout, Inc., Series F (Acquired 9/19/14- 10/22/14, cost $10,936,522), 0.00% (b)(e)		957,404	9,163,409
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $11,447,321), 0.00% (b)(e)		1,867,426	19,906,761
U.S. Bancorp:
Series F, 6.50% (a)(j)		209,039	6,149,927
Series G, 6.00% (j)		112,682	2,964,663
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $17,574,548), 0.00% (b)(e)		1,132,888	55,253,440
Wells Fargo & Co., Series L, 7.50% (g)		3,851	4,640,494

			178,417,599
Total Preferred Stocks — 2.5%			274,078,536

Trust Preferreds
United States — 0.5%
Citigroup Capital XIII, 7.88%, 10/30/40 (j)		378,355	9,946,953
GMAC Capital Trust I, Series 2, 6.40%, 2/15/40 (j)		509,032	12,476,374
RBS Capital Funding Trust V, Series E, 5.90% (m)		321,036	7,746,599
RBS Capital Funding Trust VII, Series G, 6.08% (m)		397,812	9,595,225
Welltower, Inc., Series I, 6.50% (g)(m)		185,207	11,501,355
Total Trust Preferreds — 0.5%			51,266,506
Total Preferred Securities — 4.5%			494,640,346

U.S. Government Sponsored Agency Securities		Par (000)
Mortgage-Backed Securities — 0.6%
Fannie Mae Mortgage-Backed Securities, 3.00%, 4/01/46 (n)	USD	60,820	62,387,618

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Notes:
0.38%, 7/15/25		70,479	72,018,025
0.63%, 1/15/26 (d)(o)		258,660	270,410,913
U.S. Treasury Notes:
0.88%, 1/31/17 (k)		31,897	31,968,436
1.13%, 2/28/21 (o)		715,449	712,514,527
1.75%, 3/31/22-9/30/22		110,677	112,490,461
1.88%, 8/31/22-10/31/22		121,459	124,265,388
2.00%, 8/15/25 (d)		87,867	89,555,512
1.63%, 2/15/26 (d)		115,635	113,954,708
Total U.S. Treasury Obligations — 14.0%			1,527,177,970

Warrants		Shares	Value
Australia — 0.0%
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		3,767,700	$2,016,372
Total Warrants — 0.0%			2,016,372
Total Long-Term Investments (Cost — $9,828,132,781) — 89.5%			9,729,735,832

Short-Term Securities
Foreign Agency Obligations (p)		Par (000)
Japan Treasury Discount Bill:
0.02%, 4/11/16-4/18/16	JPY	15,280,000	135,766,932
0.12%, 5/16/16		3,660,000	32,524,163
0.11%, 5/23/16-6/20/16		24,250,000	215,502,938
0.10%, 5/30/16-6/06/16		24,350,000	216,391,004
0.18%, 9/12/16		6,090,000	54,128,084
Mexico Cetes:
3.35%, 4/14/16	MXN	37,080	21,430,753
3.31%, 4/28/16		24,238	13,988,056
Total Foreign Agency Obligations — 6.4%			689,731,930

Money Market Funds		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (l)(q)		4,079,817	4,079,817

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (l)(q)(r)	USD	247,322	247,321,705
Total Money Market Funds — 2.3%			251,401,522

Time Deposits		Par (000)
Canada — 0.0%
Brown Brothers Harriman & Co., 0.05%, 4/01/16	CAD	5	3,816
Denmark — 0.0%
Brown Brothers Harriman & Co., (0.25)%, 4/01/16	DKK	292	44,580
Europe — 0.0%
Brown Brothers Harriman & Co., (0.51)%, 4/01/16	EUR	774	880,655
Japan — 0.0%
Brown Brothers Harriman & Co., (0.31)%, 4/01/16	JPY	71,656	636,686
Norway — 0.0%
Brown Brothers Harriman & Co., 0.10%, 4/01/16	NOK	1,595	192,811
Total Time Deposits — 0.0%			1,758,548

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bills (p):
0.10%, 4/14/16	USD	118,468	$118,463,617
0.27%, 4/21/16		21,000	20,998,782
0.25%, 4/28/16-6/09/16		188,000	187,959,468
0.23%, 5/05/16		40,000	39,996,560
0.30%, 5/19/16-6/23/16		31,000	30,993,060
0.31%, 5/26/16		142,000	141,971,174
0.24%, 6/02/16		27,000	26,992,737
Total U.S. Treasury Obligations — 5.2%			567,375,398
Total Short-Term Securities (Cost — $1,485,419,972) — 13.9%			1,510,267,398

Options Purchased
(Cost — $64,062,758) — 0.3%			27,939,904
Total Investments Before Investments Sold Short and Options Written (Cost — $11,377,615,511*) — 103.7%			11,267,943,134

Investments Sold Short	Shares	Value
Canadian Natural Resources Ltd.	158,209	$(4,271,643)
Gentex Corp.	345,876	(5,426,795)
Total Investments Sold Short (Proceeds — $9,665,182) — (0.1)%		(9,698,438)

Options Written
(Premiums Received — $36,763,166) — (0.3)%		(32,074,730)
Total Investments Net of Investments Sold Short and Options Written — 103.3%		11,226,169,966
Liabilities in Excess of Other Assets — (3.3)%		(354,524,112)

Net Assets — 100.0%		$10,871,645,854

Notes to Consolidated Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$11,445,187,689

Gross unrealized appreciation	$635,965,470
Gross unrealized depreciation	(813,210,025)

Net unrealized depreciation	$(177,244,555)

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(e)	Restricted security as to resale, excluding 144a securities. As of period end, the Fund held restricted securities with a current value of $190,282,896 and an original cost of $163,221,339 which was 1.8% of its net assets.

(f)	When-issued security.

(g)	Convertible security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(j)	Variable rate security. Rate as of period end.

(k)	All or a portion of security is held by a wholly owned subsidiary.

(l)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Shares/Beneficial Interest Purchased	Shares Sold	Shares/Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	8,973,878	—	(4,894,061)[1]	4,079,817	$4,079,817	$4,293
BlackRock Liquidity Series, LLC, Money Market Series	$290,256,248	—	$(42,934,543)[2]	$247,321,705	247,321,705	1,123,829	[3]
iShares Gold Trust	2,098,037	—	—	2,098,037	24,924,680	—
Total					$276,326,202	$1,128,122

[1]	Represents net shares sold.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

(m)	Perpetual security with no stated maturity date.

(n)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$62,387,618	$348,047

(o)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(p)	Rates are discount rates or a range of discount rates at the time of purchase.

(q)	Current yield as of period end.

(r)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(1,019)	MSCI Taiwan Stock Index	April 2016	USD	32,811,800	$ (184,028)
(669)	Euro STOXX 50 Index	June 2016	USD	22,312,434	415,512
(57)	FTSE 100 Index	June 2016	USD	5,004,466	(26,307)
(87)	NASDAQ 100 E-Mini Index	June 2016	USD	7,788,675	(206,743)
(29)	Nikkei 225 Yen Index	June 2016	USD	2,159,958	(2,683)
(1,147)	S&P 500 E-Mini Index	June 2016	USD	117,653,525	(2,335,328)
(179)	TOPIX Index	June 2016	USD	21,431,650	8,078
Total					$(2,331,499)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	70,577,348	USD	4,108,111	Deutsche Bank AG	4/01/16	$ (23,100)
MXN	95,903,652	USD	5,347,946	Deutsche Bank AG	4/01/16	202,439
USD	8,900,252	MXN	166,481,000	Deutsche Bank AG	4/01/16	(734,768)
EUR	10,353,000	USD	11,428,160	Deutsche Bank AG	4/07/16	354,984
JPY	1,088,220,000	USD	9,719,565	Citibank N.A.	4/07/16	(48,294)
USD	11,320,799	EUR	10,353,000	Morgan Stanley Capital Services LLC	4/07/16	(462,344)
USD	10,129,334	MXN	185,225,000	Citibank N.A.	4/07/16	(584,579)
USD	26,139,460	MXN	478,143,000	Credit Suisse International	4/07/16	(1,517,619)
CAD	28,334,986	USD	21,835,146	Citibank N.A.	4/08/16	(17,783)
EUR	16,160,000	USD	17,809,290	Deutsche Bank AG	4/08/16	583,566
SGD	15,371,000	USD	11,374,551	Deutsche Bank AG	4/08/16	29,144
USD	21,022,000	CAD	28,334,986	Citibank N.A.	4/08/16	(795,363)
USD	10,605,000	KRW	12,903,633,750	Goldman Sachs International	4/08/16	(675,978)
USD	10,760,992	SGD	15,371,000	Deutsche Bank AG	4/08/16	(642,703)
USD	78,262,272	JPY	9,220,000,000	Citibank N.A.	4/11/16	(3,688,108)
BRL	42,544,000	USD	11,687,591	Citibank N.A.	4/12/16	105,390
BRL	87,927,000	USD	24,196,319	Morgan Stanley Capital Services LLC	4/12/16	176,600
USD	10,538,519	BRL	42,544,000	Citibank N.A.	4/12/16	(1,254,462)
USD	21,892,538	BRL	87,927,000	Morgan Stanley Capital Services LLC	4/12/16	(2,480,380)
AUD	37,643,000	USD	28,787,782	JPMorgan Chase Bank N.A.	4/14/16	48,879
EUR	10,322,000	USD	11,213,822	Credit Suisse International	4/14/16	536,474
EUR	10,099,000	USD	10,980,542	Goldman Sachs International	4/14/16	515,896
USD	26,951,447	AUD	37,643,000	JPMorgan Chase Bank N.A.	4/14/16	(1,885,214)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,919,257	BRL	40,049,000	Deutsche Bank AG	4/14/16	$(1,176,013)
USD	22,063,549	MXN	370,800,000	JPMorgan Chase Bank N.A.	4/14/16	629,262
EUR	15,420,000	USD	16,732,412	Citibank N.A.	4/15/16	821,833
EUR	34,137,000	USD	37,158,466	JPMorgan Chase Bank N.A.	4/15/16	1,703,354
USD	18,141,349	BRL	73,028,000	Goldman Sachs International	4/18/16	(2,068,256)
USD	51,609,607	JPY	6,060,000,000	BNP Paribas S.A.	4/18/16	(2,265,206)
EUR	38,636,000	USD	42,000,231	Deutsche Bank AG	4/21/16	1,991,097
SGD	15,596,000	USD	11,548,059	Morgan Stanley Capital Services LLC	4/22/16	21,866
USD	11,305,627	SGD	15,596,000	Morgan Stanley Capital Services LLC	4/22/16	(264,298)
AUD	9,154,000	USD	6,976,080	Morgan Stanley Capital Services LLC	4/28/16	31,902
USD	6,812,681	AUD	9,154,000	Morgan Stanley Capital Services LLC	4/28/16	(195,301)
USD	13,632,255	MXN	242,381,490	JPMorgan Chase Bank N.A.	4/28/16	(360,747)
EUR	30,520,000	USD	33,811,278	Credit Suisse International	4/29/16	947,325
IDR	146,415,126,000	USD	11,151,190	Credit Suisse International	4/29/16	(159,009)
MYR	46,380,000	USD	11,994,724	Credit Suisse International	4/29/16	(134,465)
USD	11,142,704	IDR	146,415,126,000	Credit Suisse International	4/29/16	150,522
USD	11,252,638	MYR	46,380,000	Credit Suisse International	4/29/16	(607,620)
CLP	7,543,710,000	USD	11,275,256	Goldman Sachs International	5/09/16	(54,173)
USD	11,035,753	CLP	7,543,710,000	Goldman Sachs International	5/09/16	(185,330)
TWD	183,142,000	USD	5,711,586	Credit Suisse International	5/12/16	(18,642)
TWD	372,987,000	USD	11,624,965	Deutsche Bank AG	5/12/16	(30,716)
USD	5,581,896	TWD	183,142,000	Credit Suisse International	5/12/16	(111,048)
USD	11,346,302	TWD	372,987,000	Deutsche Bank AG	5/12/16	(247,947)
EUR	33,919,000	USD	37,645,682	Citibank N.A.	5/13/16	1,001,825
USD	32,512,814	JPY	3,660,000,000	Morgan Stanley Capital Services LLC	5/16/16	(50,623)
USD	23,778,000	CNH	157,881,164	Goldman Sachs International	5/17/16	(598,852)
USD	30,119,000	CNH	200,262,737	Goldman Sachs International	5/17/16	(801,567)
EUR	33,554,000	USD	38,279,414	Morgan Stanley Capital Services LLC	5/19/16	(40,156)
JPY	3,059,197,176	USD	27,286,000	Morgan Stanley Capital Services LLC	5/19/16	(65,901)
SGD	31,054,000	USD	23,128,887	HSBC Bank USA N.A.	5/19/16	(94,917)
USD	22,707,764	SGD	31,054,000	HSBC Bank USA N.A.	5/19/16	(326,206)
USD	108,668,610	JPY	12,230,000,000	JPMorgan Chase Bank N.A.	5/23/16	(162,434)
USD	108,081,705	JPY	12,170,000,000	Credit Suisse International	5/31/16	(238,797)
USD	24,607,772	KRW	30,395,520,000	Deutsche Bank AG	6/03/16	(1,924,630)
USD	107,559,166	JPY	12,180,000,000	Deutsche Bank AG	6/06/16	(875,137)
USD	25,674,073	KRW	31,155,488,000	Morgan Stanley Capital Services LLC	6/07/16	(1,519,335)
CAD	37,573,000	USD	28,990,978	Morgan Stanley Capital Services LLC	6/10/16	(59,111)
USD	28,368,757	CAD	37,573,000	Morgan Stanley Capital Services LLC	6/10/16	(563,110)
CAD	35,261,000	USD	27,402,935	JPMorgan Chase Bank N.A.	6/16/16	(251,197)
USD	107,786,257	JPY	12,020,000,000	Deutsche Bank AG	6/20/16	719,241
AUD	35,561,000	USD	27,315,115	JPMorgan Chase Bank N.A.	6/30/16	(170,703)
CAD	35,261,000	USD	27,414,015	Deutsche Bank AG	6/30/16	(261,939)
EUR	19,148,000	USD	21,860,698	Credit Suisse International	6/30/16	(8,964)
EUR	33,508,000	USD	38,304,339	Credit Suisse International	7/01/16	(63,596)
BRL	21,395,445	USD	5,527,967	Morgan Stanley Capital Services LLC	7/13/16	249,382
PLN	107,167,193	USD	28,367,170	JPMorgan Chase Bank N.A.	7/13/16	327,269
USD	5,025,000	BRL	21,395,445	Morgan Stanley Capital Services LLC	7/13/16	(752,349)
USD	26,540,000	PLN	107,167,193	JPMorgan Chase Bank N.A.	7/13/16	(2,154,439)
JPY	1,754,047,358	EUR	13,699,000	Deutsche Bank AG	8/09/16	(3,042)

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	2,929,502,710	EUR	23,005,000	Morgan Stanley Capital Services LLC	8/10/16	$(148,799)
USD	20,416,540	KRW	24,727,492,000	Credit Suisse International	8/10/16	(1,141,491)
JPY	2,947,017,812	EUR	23,741,000	Deutsche Bank AG	8/19/16	(833,768)
USD	53,893,805	JPY	6,090,000,000	Credit Suisse International	9/12/16	(517,116)
CNH	180,900,000	USD	27,540,535	Deutsche Bank AG	11/04/16	121,219
USD	27,838,907	CNH	180,900,000	Deutsche Bank AG	11/04/16	177,153
TWD	916,487,340	USD	28,069,197	Citibank N.A.	1/09/17	555,208
TWD	923,085,000	USD	28,324,179	Goldman Sachs International	1/09/17	506,288
TWD	912,385,998	USD	27,961,141	JPMorgan Chase Bank N.A.	1/09/17	535,168
USD	27,366,000	TWD	916,487,340	Citibank N.A.	1/09/17	(1,258,404)
USD	27,375,000	TWD	923,358,750	Goldman Sachs International	1/09/17	(1,464,017)
USD	27,366,000	TWD	912,385,998	JPMorgan Chase Bank N.A.	1/09/17	(1,130,308)
TWD	909,217,896	USD	27,908,954	Credit Suisse International	1/11/17	489,776
USD	27,102,000	TWD	909,217,896	Credit Suisse International	1/11/17	(1,296,730)
USD	10,577,000	AED	39,162,400	BNP Paribas S.A.	1/19/17	(57,138)
USD	10,576,000	AED	39,189,368	Goldman Sachs International	1/19/17	(65,460)
USD	10,475,000	AED	38,791,020	BNP Paribas S.A.	1/25/17	(57,698)
JPY	1,211,551,215	EUR	9,345,000	HSBC Bank USA N.A.	2/13/17	139,346
TWD	344,727,300	USD	10,759,279	Deutsche Bank AG	2/16/17	17,373
USD	10,315,000	TWD	344,727,300	Deutsche Bank AG	2/16/17	(461,652)
Total						$(28,419,271)

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR Gold Trust ETF[1]	Call	4/15/16	USD	117.00	3,037	$608,919
SPDR Gold Trust ETF[1]	Call	5/20/16	USD	118.00	3,037	856,434
SPDR Gold Trust ETF[1]	Call	5/20/16	USD	117.00	2,553	842,490
Chipotle Mexican Grill, Inc.	Call	6/17/16	USD	530.00	12	12,060
SPDR Gold Trust ETF[1]	Call	6/17/16	USD	120.00	3,042	854,802
SPDR Gold Trust ETF[1]	Call	6/30/16	USD	121.00	3,048	822,960
SPDR Gold Trust ETF[1]	Call	9/30/16	USD	125.00	3,043	958,545
Total						$4,956,210

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date		Strike Price	Notional Amount (000)	Contracts	Value
Johnson & Johnson	Call	Goldman Sachs International	4/15/16	USD	103.00	—	289,598	$1,647,847
Bank of New York Mellon Corp.	Call	Deutsche Bank AG	5/20/16	USD	46.00	—	878,771	3,313
Gilead Sciences, Inc.	Call	Deutsche Bank AG	5/20/16	USD	99.00	—	116,457	108,452
Goldman Sachs Group, Inc.	Call	Deutsche Bank AG	5/20/16	USD	220.00	—	210,900	23
KeyCorp	Call	Deutsche Bank AG	5/20/16	USD	15.75	—	1,171,694	47
Morgan Stanley	Call	Deutsche Bank AG	5/20/16	USD	40.75	—	878,771	9
SunTrust Banks, Inc.	Call	Deutsche Bank AG	5/20/16	USD	45.50	—	878,800	8,911
Teva Pharmaceutical Industries Ltd.	Call	Deutsche Bank AG	5/20/16	USD	63.50	—	234,400	28,501

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
Wells Fargo & Co.	Call	Deutsche Bank AG	5/20/16	USD	59.00		—	878,771	$1,107
		Morgan Stanley & Co.
TOPIX Index	Call	International PLC	6/10/16	JPY	1,675.00		—	1,994,633	5,567
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	6/17/16	USD	121.00		—	304,082	751,083
STOXX Europe 600 Index	Call	JPMorgan Chase Bank N.A.	6/17/16	EUR	345.00		—	42,069	277,648
EUR Currency	Call	JPMorgan Chase Bank N.A.	7/27/16	USD	1.12	EUR	21,193	—	790,811
		Morgan Stanley & Co.
USD Currency	Call	International PLC	7/27/16	EUR	1.12	USD	24,206	—	367,767
Apple Inc.	Call	Citibank N.A.	9/16/16	USD	100.00		—	202,874	2,498,381
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	9/16/16	USD	120.00		—	304,500	1,393,087
STOXX Europe 600 Index	Call	Credit Suisse International	9/16/16	EUR	375.00		—	93,176	230,646
Taiwan Stock Exchange
Weighted Index	Call	Citibank N.A.	9/21/16	TWD	9,000.77		—	101,800	396,881
MetLife, Inc.	Call	UBS AG	1/20/17	USD	50.00		—	183,706	237,899
MetLife, Inc.	Call	UBS AG	1/20/17	USD	52.50		—	167,100	134,516
		Morgan Stanley & Co.
Prudential Financial, Inc.	Call	International PLC	1/20/17	USD	87.50		—	204,800	300,032
		Morgan Stanley & Co.
EURO STOXX 50 Index	Call	International PLC	3/17/17	EUR	3,450.00		—	3,894	218,449
		Morgan Stanley & Co.
EURO STOXX 50 Index	Call	International PLC	3/17/17	EUR	3,025.00		—	2,031	425,075
		Morgan Stanley & Co.
EURO STOXX 50 Index	Call	International PLC	3/17/17	EUR	3,025.00		—	2,029	424,657
STOXX Europe 600 Index	Call	Credit Suisse International	3/17/17	EUR	355.61		—	69,976	875,997
QUALCOMM, Inc.	Call	Deutsche Bank AG	5/19/17	USD	52.50		—	363,420	1,538,350
EURO STOXX 50 Index	Call	Citibank N.A.	6/16/17	EUR	3,150.00		—	7,591	1,130,690
EURO STOXX 50 Index	Call	Bank of America N.A.	9/15/17	EUR	3,600.00		—	7,747	385,331
STOXX Europe 600 Index	Call	JPMorgan Chase Bank N.A.	9/15/17	EUR	372.06		—	47,705	495,657
Taiwan Capitalization Weighted		Morgan Stanley & Co.
Stock Index	Call	International PLC	9/20/17	TWD	9,000.00		—	92,908	976,397
EURO STOXX 50 Index	Call	Barclays Bank PLC	12/15/17	EUR	3,500.00		—	7,935	641,716
Taiwan Capitalization Weighted		Morgan Stanley & Co.
Stock Index	Call	International PLC	12/20/17	TWD	9,000.00		—	94,754	991,740
Nikkei 225 Index	Call	Goldman Sachs International	3/09/18	JPY	21,968.28		—	247,564	714,211
EURO STOXX 50 Index	Call	Goldman Sachs International	3/16/18	EUR	3,500.00		—	6,612	590,021
EURO STOXX 50 Index	Call	UBS AG	6/15/18	EUR	3,600.00		—	3,205	245,791
EURO STOXX 50 Index	Call	Deutsche Bank AG	9/21/18	EUR	3,426.55		—	3,336	427,120
Ibovespa Brasil Sao Paulo
Stock Exchange Index	Put	Bank of America N.A.	4/13/16	BRL	40,000.00		—	1,499	2,237
EUR Currency	Put	JPMorgan Chase Bank N.A.	7/27/16	USD	1.12	EUR	21,193	—	377,128
		Morgan Stanley & Co.
USD Currency	Put	International PLC	7/27/16	EUR	1.12	USD	24,206	—	814,812
		Morgan Stanley & Co.
Gentex Corp.	Put	International PLC	9/16/16	USD	12.50		—	956,718	95,672
Total									$20,553,579

[1]	All or a portion of security is held by a wholly owned subsidiary.

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.35%	Receive	3-month USD LIBOR	6/13/16	USD	243,700	$2,402,763
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.25%	Pay	6-month JPY LIBOR	7/29/16	JPY	2,831,410	1,213
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	2,370,178	26,139
Total									$2,430,115

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Kimberly Clark Corp.	Call	4/15/16	USD	125.00	245	$(241,325)
WhiteWave Foods Co.	Call	4/15/16	USD	37.50	594	(213,840)
SPDR Gold Trust ETF[1]	Call	5/20/16	USD	130.00	2,553	(100,845)
Chipotle Mexican Grill, Inc.	Call	6/17/16	USD	600.00	12	(2,280)
SPDR Gold Trust ETF[1]	Call	6/30/16	USD	133.00	3,048	(207,264)
WhiteWave Foods Co.	Call	7/15/16	USD	37.50	645	(328,950)
SPDR Gold Trust ETF[1]	Call	9/30/16	USD	145.00	3,043	(240,397)
Chipotle Mexican Grill, Inc.	Put	6/17/16	USD	450.00	12	(25,800)
Total						$(1,360,701)

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Barrier Put Options Written
Description	Type of Options	Counterparty	Expiration Date	Strike Price		Barrier Price		Contracts	Value
EURO STOXX 50 Index	Down-and-In	Morgan Stanley & Co. International PLC	03/17/17	EUR	2,375.00	EUR	2,000.00	2,029	$(210,736)
EURO STOXX 50 Index	Down-and-In	Morgan Stanley & Co. International PLC	03/17/17	EUR	2,375.00	EUR	2,000.00	2,031	(215,608)
EURO STOXX 50 Index	Down-and-In	Citibank N.A.	06/16/17	EUR	2,350.00	EUR	1,823.00	7,591	(1,019,262)
Nikkei 225 Index	Down-and-In	Goldman Sachs International	03/09/18	JPY	17,974.04	JPY	14,978.37	247,564	(6,464,651)
EURO STOXX 50 Index	Down-and-In	Deutsche Bank AG	09/21/18	EUR	2,586.07	EUR	2,165.83	3,336	(1,114,708)
Total									$(9,024,965)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
		Morgan Stanley & Co.
HSBC Holdings PLC	Call	International PLC	4/15/16	GBP	4.60	859,196	$(9,255)
Bank of New York Mellon Corp.	Call	Deutsche Bank AG	5/20/16	USD	51.25	878,771	(18)
Gilead Sciences, Inc.	Call	Deutsche Bank AG	5/20/16	USD	107.50	116,457	(11,661)
Goldman Sachs Group, Inc.	Call	Deutsche Bank AG	5/20/16	USD	245.00	210,900	(2)
KeyCorp	Call	Deutsche Bank AG	5/20/16	USD	17.90	1,171,694	(12)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Morgan Stanley	Call	Deutsche Bank AG	5/20/16	USD	46.00	878,771	$(9)
SunTrust Banks, Inc.	Call	Deutsche Bank AG	5/20/16	USD	51.75	878,800	(35)
Teva Pharmaceutical Industries Ltd.	Call	Deutsche Bank AG	5/20/16	USD	73.00	234,400	(438)
Wells Fargo & Co.	Call	Deutsche Bank AG	5/20/16	USD	66.00	878,771	(9)
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	6/17/16	USD	140.00	304,082	(80,582)
Mylan, Inc.	Call	Barclays Bank PLC	7/15/16	USD	45.00	71,975	(341,881)
Alexion Pharmaceuticals, Inc.	Call	Citibank N.A.	8/19/16	USD	175.00	13,120	(21,648)
Apple Inc.	Call	Citibank N.A.	9/16/16	USD	120.00	202,874	(507,532)
General Electric Co.	Call	UBS AG	9/16/16	USD	31.00	1,079,636	(1,943,345)
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	9/16/16	USD	140.00	304,500	(295,365)
General Electric Co.	Call	Deutsche Bank AG	1/20/17	USD	32.50	932,852	(1,342,010)
Johnson & Johnson	Call	Barclays Bank PLC	1/20/17	USD	110.00	299,959	(1,334,818)
MetLife, Inc.	Call	UBS AG	1/20/17	USD	57.50	167,100	(71,853)
MetLife, Inc.	Call	UBS AG	1/20/17	USD	55.00	183,706	(89,097)
		Morgan Stanley & Co.
Prudential Financial, Inc.	Call	International PLC	1/20/17	USD	93.50	204,800	(265,648)
QUALCOMM, Inc.	Call	Deutsche Bank AG	5/19/17	USD	70.00	363,420	(160,359)
Gilead Sciences, Inc.	Put	Deutsche Bank AG	5/20/16	USD	90.00	116,457	(316,763)
Teva Pharmaceutical Industries Ltd.	Put	Deutsche Bank AG	5/20/16	USD	55.00	234,400	(712,222)
		Morgan Stanley & Co.
TOPIX Index	Put	International PLC	6/10/16	JPY	1,450.00	1,994,633	(2,019,442)
Apple Inc.	Put	Citibank N.A.	9/16/16	USD	90.00	202,874	(340,343)
		Morgan Stanley & Co.
Gentex Corp.	Put	International PLC	9/16/16	USD	9.00	837,135	(43,950)
Taiwan Stock Exchange Weighted Index	Put	Citibank N.A.	9/21/16	TWD	8,100.70	101,800	(919,634)
Johnson & Johnson	Put	Barclays Bank PLC	1/20/17	USD	97.50	299,959	(959,869)
MetLife, Inc.	Put	UBS AG	1/20/17	USD	46.00	83,550	(464,080)
MetLife, Inc.	Put	UBS AG	1/20/17	USD	45.00	91,853	(454,672)
		Morgan Stanley & Co.
Prudential Financial, Inc.	Put	International PLC	1/20/17	USD	77.50	102,400	(1,121,280)
QUALCOMM, Inc.	Put	Deutsche Bank AG	5/19/17	USD	40.00	363,420	(833,329)
Taiwan Capitalization Weighted		Morgan Stanley & Co.
Stock Index	Put	International PLC	9/20/17	TWD	8,600.00	92,908	(2,782,070)
Taiwan Capitalization Weighted		Morgan Stanley & Co.
Stock Index	Put	International PLC	12/20/17	TWD	8,600.00	94,754	(3,259,870)
Total							$(20,703,101)

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.05%	Pay	3-month USD LIBOR	6/13/16	USD	243,700	$(762,839)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.65%	Receive	3-month USD LIBOR	6/13/16	USD	243,700	(223,124)
Total									$(985,963)

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Centrally Cleared Credit Default Swaps — Buy Protection
Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	USD	28,390	$92,512
CDX.NA.HY Series 26 Version 1	5.00%	6/20/21	USD	30,546	(241,079)
Total					$(148,567)

Centrally Cleared Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 25 Version 1	1.00%	12/20/20	BBB+	USD	65,753	$(147,711)
iTraxx Crossover Series 24 Version 1	5.00%	12/20/20	B+	EUR	41,875	691,151
Total						$543,440

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.93%[1]	6-month GBP LIBOR	2/26/18[2]	2/26/20	GBP	152,185	$483,825
1.95%[1]	3-month LIBOR	N/A	9/11/22	USD	59,250	(2,302,285)
1.64%[1]	3-month LIBOR	N/A	10/19/22	USD	59,150	(1,430,903)
1.83%[1]	3-month LIBOR	N/A	11/03/22	USD	59,210	(2,166,638)
Total						$(5,416,001)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

OTC Currency Swaps
		Notional Amount (000)
Fund Pays	Fund Receives	Fund Pays		Fund Receives		Counterparty	Expiration Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.10% JPY	1.23%	USD	19,769	JPY	2,383,000	Bank of America N.A.	3/15/2017	$(2,841,300)	—	$(2,841,300)
0.10% JPY	1.84%	USD	21,624	JPY	2,434,450	Bank of America N.A.	3/15/2018	18,876	—	18,876
0.10% JPY	1.96%	USD	32,208	JPY	3,652,350	Bank of America N.A.	3/15/2018	30,023	—	30,023
Total								$(2,792,401)	—	$(2,792,401)

OTC Total Return Swaps
Reference Entity	Fixed Amount/ Floating Rate	Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 506,870,000[1]	BNP Paribas S.A.	3/31/17	JPY	182	$895,890	—	$895,890
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 515,970,000[1]	BNP Paribas S.A.	3/31/17	JPY	182	815,034	—	815,034

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Reference Entity	Fixed Amount/ Floating Rate	Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
EURO STOXX 50 Index Dividend Future December 2017	EUR 5,355,980[1]	BNP Paribas S.A.	12/15/17	EUR	469	$(144,093)	—	$(144,093)
EURO STOXX 50 Index Dividend Future December 2017	EUR 5,360,190[1]	BNP Paribas S.A.	12/15/17	EUR	465	(199,633)	—	(199,633)
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY 594,918,000[1]	BNP Paribas S.A.	4/02/18	JPY	180	194,962	—	194,962
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY 600,750,000[1]	BNP Paribas S.A.	4/02/18	JPY	180	143,143	—	143,143
EURO STOXX 50 Index Dividend Future December 2018	EUR 2,618,460[1]	BNP Paribas S.A.	12/21/18	EUR	234	(205,027)	—	(205,027)
EURO STOXX 50 Index Dividend Future December 2018	EUR 2,892,800[1]	BNP Paribas S.A.	12/21/18	EUR	256	(256,347)	—	(256,347)
EURO STOXX 50 Index Dividend Future December 2018	EUR 5,310,630[1]	BNP Paribas S.A.	12/21/18	EUR	468	(493,929)	—	(493,929)
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY 316,800,000[1]	BNP Paribas S.A.	3/29/19	JPY	90	14,394	—	14,394
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY 418,800,000[1]	BNP Paribas S.A.	3/31/20	JPY	120	29,855	—	29,855
Total						$794,249	—	$794,249

[1]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$19,239,001	—	$19,239,001
Belgium	—	13,771,458	—	13,771,458
Brazil	$1,777,666	—	—	1,777,666
Canada	124,939,953	—	—	124,939,953
China	19,115,776	7,960,393	—	27,076,169
Cyprus	231,773	—	—	231,773
Denmark	—	4,704,756	—	4,704,756
Egypt	1,926,999	—	—	1,926,999
France	1,496,175	257,234,031	—	258,730,206
Germany	—	96,197,848	—	96,197,848
Hong Kong	—	80,956,869	—	80,956,869
India	—	31,717,167	—	31,717,167
Indonesia	—	4,754,155	—	4,754,155
Ireland	13,441,274	18,849,370	—	32,290,644
Israel	27,462,078	—	—	27,462,078
Italy	9,176,654	69,769,003	—	78,945,657
Japan	—	820,625,691	—	820,625,691
Kazakhstan	3,151,216	—	—	3,151,216
Luxembourg	—	973,997	—	973,997
Malaysia	—	5,658,260	—	5,658,260
Mexico	30,033,117	—	—	30,033,117
Netherlands	4,388,785	129,411,426	—	133,800,211
Norway	—	9,293,142	—	9,293,142
Peru	8,923,562	—	—	8,923,562
Portugal	—	6,104,468	—	6,104,468
Singapore	28,428	71,547,937	—	71,576,365
South Korea	—	50,362,146	—	50,362,146
Spain	—	29,540,644	—	29,540,644
Sweden	—	8,142,129	—	8,142,129
Switzerland	—	139,233,360	—	139,233,360
Taiwan	—	18,529,768	—	18,529,768
United Arab Emirates	13,126,301	6,549,808	—	19,676,109
United Kingdom	62,947,667	293,881,522	$5,887,154	362,716,343
United States	3,164,600,852	—	7,211,584	3,171,812,436
Corporate Bonds	—	665,759,658	71,413,768	737,173,426
Floating Rate Loan Interests	—	93,234,786	15,555,908	108,790,694
Foreign Agency Obligations	—	62,691,218	—	62,691,218
Foreign Government Obligations	—	781,175,030	—	781,175,030
Investment Companies	249,847,378	—	—	249,847,378
Non-Agency Mortgage-Backed Securities	—	—	8,960,417	8,960,417
Preferred Securities	177,268,511	195,966,762	121,405,073	494,640,346
U.S. Government Sponsored Agency Securities	—	62,387,618	—	62,387,618
U.S. Treasury Obligations	—	1,527,177,970	—	1,527,177,970
Warrants	2,016,372	—	—	2,016,372
Short-Term Securities:
Foreign Agency Obligations	—	689,731,930	—	689,731,930
Money Market Funds	4,079,817	247,321,705	—	251,401,522
Time Deposits	—	1,758,548	—	1,758,548
U.S. Treasury Obligations	—	567,375,398	—	567,375,398
Options Purchased:
Equity Contracts	4,956,210	18,203,061	—	23,159,271
Foreign Currency Exchange Contracts	—	2,350,518	—	2,350,518
Interest Rate Contracts	—	2,430,115	—	2,430,115
Liabilities:
Investments:
Investments Sold Short	(9,698,438)	—	—	(9,698,438)

Total	$3,915,238,126	$7,112,572,666	$230,433,904	$11,258,244,696

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$783,663	—	$783,663
Equity contracts	$423,590	2,093,278	—	2,516,868
Foreign currency exchange contracts	—	13,689,781	—	13,689,781
Interest rate contracts	—	532,724	—	532,724
Liabilities:
Credit contracts	—	(388,790)	—	(388,790)
Equity contracts	(4,115,790)	(31,027,095)	—	(35,142,885)
Foreign currency exchange contracts	—	(42,109,052)	—	(42,109,052)
Interest rate contracts	—	(9,727,089)	—	(9,727,089)

Total	$(3,692,200)	$(66,152,580)	—	$(69,844,780)

[1]  Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,731,423	—	—	$2,731,423
Cash held for investments sold short	6,360,625	—	—	6,360,625
Cash pledged for centrally cleared swaps	10,635,960	—	—	10,635,960
Liabilities:
Foreign bank overdraft	—	$(148,146)	—	(148,146)
Cash received as collateral for OTC derivatives	—	(6,170,000)	—	(6,170,000)
Collateral on securities loaned at value	—	(247,321,705)	—	(247,321,705)

Total	$19,728,008	$ (253,639,851)	—	$ (233,911,843)

During the period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Securities	Rights	Options Purchased	Total
Assets:
Opening balance, as of December 31, 2015	$6,823,323	$91,576,847	$15,440,951	$9,349,901	$129,809,258	$1	$1,273,536	$254,273,817
Transfers into Level 3	5,651,412	—	—	—	—	—	—	5,651,412
Transfers out of Level 3	—	—	—	—	—	—	—	—
Accrued discounts/premiums	—	40,464	5,676	31,039	—	—	—	77,179
Net realized gain (loss)	14,185	—	4,334	—	—	—	(1,232,743)	(1,214,224)
Net change in unrealized appreciation (depreciation)[1]	740,202	(21,443,439)	782,213	(420,523)	(8,404,185)	(1)	(38,414)	(28,784,147)
Purchases	—	1,239,896	—	—	—	—	—	1,239,896
Sales	(130,384)	—	(677,266)	—	—	—	(2,379)	(810,029)
Closing balance, as of March 31, 2016	$13,098,738	$71,413,768	$15,555,908	$8,960,417	$121,405,073	—	—	$230,433,904

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016[1]	$740,202	$(21,443,439)	$782,213	$ (420,523)	$(8,404,185)	—	—	$(28,745,732)

[1]  Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

20	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

      The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Equity Contracts
	Assets	Liabilities
Opening Balance, as of December 31, 2015.	—	$(875,797)
Transfers into Level 3	—	—
Transfers out of Level 3.	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	(2,649,027)
Net change in unrealized appreciation (depreciation)	—	7,090,454
Purchases	—	—
Issues	—	—
Sales	—	(3,565,630)
Settlements	—	—
Closing Balance, as of March 31, 2016	—	—

Net change in unrealized appreciation (depreciation) on derivative financial instruments still held at March 31, 2016	—	—

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $31,814,589.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks[1]	$6,671,544	Market Comparables	Run Rate EBITDA Multiple [2]	21.00x	—
		Probability-Weighted Expected Return Model	Discount Rate[2]	25.00%	—
			IPO Exit Probability[4]	45.00%	—
			Merger & Acquisition Probability[4]	50.00%	—
			Revenue Multiple[4]	9.00x - 12.50x	—
			Revenue Growth Rate[2]	69.00%	—
			Time to Exit[2]	1-2 years	—
Corporate
Bonds[3]	70,542,698	Discounted Cash Flow	Discount Rate[2]	15.00%	—
		Estimated Recovery Value	Recovery Rate[4]	—	—
		Market Comparables	Run Rate EBITDA Multiple[2]	21.00x	—
		Option Pricing Model	Revenue Multiple[4]	1.80x - 2.20x	—
			Risk Free Rate[2]	0.70%	—
			Merger & Acquisition Probability[4]	75.00%	—
			IPO Exit Probability[4]	25.00%	—
			Volatility[4]	53.00%	—
			Time to Exit[2]	1-2 years	—
Preferred
Stocks[1],5	121,405,073	Market Comparables	Revenue Multiple[4]	32.79x	—
			Revenue Growth Rate[2]	373.00%	—
			Revenue Multiple[4]	6.50x - 12.00x	9.81x
			Revenue Growth Rate[2]	47.00% - 110.00%	84.89%
		Option Pricing Model	Revenue Multiple[4]	3.75x	—
			Risk Free Rate[2]	1.06%	—
			Revenue Growth Rate[2]	182.00%	—
			Volatility[4]	55.00%	—
			Time to Exit[2]	2-3 years	—
		Probability-Weighted Expected Return Model	Discount Rate[2]	20.00% - 25.00%	21.79%
			IPO Exit Probability[4]	45.00% - 85.00%	70.67%
			Merger & Acquisition Probability[4]	10.00% - 50.00%	24.33%
			Revenue Multiple[4]	7.50x- 16.00x	—
			Revenue Multiple[4]	9.00x- 12.50x	—
			Revenue Growth Rate[2]	69.00% - 159.00%	126.76%
			Time to Exit[2]	1-2 years	—

Total	$198,619,315

[1] For the period ended March 31, 2016, the valuation technique for certain investments classified as common stocks and preferred stocks changed to Probability-Weighted

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	21

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation V.I. Fund

Expected Return Model. The investments were previously valued utilizing Last Transaction Price. A Probability-Weighted Expected Return Model was considered to be a more relevant measure of fair value for these investments.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

[3]

For the period ended March 31, 2016, the valuation technique for certain investments classified as corporate bonds changed to an Option Pricing Model. The investment was previously valued utilizing a Hybrid Approach. An Option Pricing Model was considered to be a more relevant measure of fair value for this investment.

[4]	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

[5]

For the period ended March 31, 2016, the valuation technique for certain investments classified as preferred securities changed to an Option Pricing Model. The investment was previously valued utilizing a Probability-Weighted Expected Return Model. An Option Pricing Model was considered to be a more relevant measure of fair value for this investment.

22	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.1%
Ensogo Ltd. (a)	18,821	$24,484
Belgium — 2.7%
Anheuser-Busch InBev SA	7,496	931,281
Delhaize Group	1,512	157,582

		1,088,863
Canada — 2.3%
Encana Corp. (b)	36,211	220,821
Fairfax Financial Holdings Ltd.	761	426,025
Royal Bank of Canada	4,390	252,938

		899,784
China — 1.1%
Alibaba Group Holding Ltd. — ADR (a)(b)	5,721	452,131
France — 2.2%
Amundi SA (a)	3,000	142,585
Unibail-Rodamco SE — REIT	1,672	458,556
Vivendi SA	13,696	287,027

		888,168
Germany — 0.2%
Scout24 AG (a)	1,945	67,312
Hong Kong — 0.7%
AIA Group Ltd.	49,289	280,160
India — 1.5%
Bharti Infratel Ltd.	41,555	239,671
HDFC Bank Ltd.	19,759	374,965

		614,636
Indonesia — 0.5%
Matahari Department Store Tbk PT	133,789	185,133
Ireland — 1.2%
Green REIT PLC	187,988	301,330
Shire PLC — ADR	1,056	181,526

		482,856
Italy — 2.2%
Atlantia SpA	9,700	268,760
Eni SpA	18,795	283,856
Snam SpA	53,200	332,927

		885,543
Japan — 4.1%
Alps Electric Co. Ltd.	9,718	169,571
FANUC Corp.	1,564	242,214
Nintendo Co. Ltd.	1,937	275,341
Panasonic Corp.	18,868	170,883
SoftBank Group Corp.	5,935	283,871
Sony Corp.	9,200	236,542

Common Stocks	Shares	Value
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	8,381	$254,428

		1,632,850
Mexico — 0.7%
Fomento Economico Mexicano SAB de CV — ADR	2,919	281,129
Netherlands — 2.4%
ASML Holding NV	2,092	210,528
InterXion Holding NV (a)	5,955	205,924
Koninklijke Philips NV	12,248	348,864
Royal Dutch Shell PLC, Class B	8,599	209,254

		974,570
New Zealand — 0.4%
Xero Ltd. (a)	13,604	144,970
Nigeria — 0.2%
Lekoil Ltd. (a)	382,903	82,491
Norway — 0.7%
Statoil ASA	18,292	285,691
Peru — 0.5%
Credicorp Ltd.	1,609	210,795
Portugal — 0.9%
Galp Energia SGPS SA	27,486	345,139
South Africa — 0.9%
Naspers Ltd., N Shares	2,686	374,428
South Korea — 0.4%
LG Chem Ltd.	600	172,195
Spain — 1.3%
Cellnex Telecom SAU	33,466	533,552
Sweden — 0.7%
Nordea Bank AB	26,797	257,034
Switzerland — 3.1%
Adecco SA, Registered Shares	3,647	237,242
Nestle SA, Registered Shares	5,811	433,621
Roche Holding AG	1,344	330,006
UBS Group AG, Registered Shares	14,745	237,189

		1,238,058
Taiwan — 1.5%
Catcher Technology Co. Ltd.	13,318	109,151
Largan Precision Co. Ltd.	2,750	213,150
Taiwan Semiconductor Manufacturing Co. Ltd.	58,577	292,172

		614,473
United Kingdom — 13.5%
AstraZeneca PLC	6,780	378,538
BAE Systems PLC	48,769	355,734

Portfolio Abbreviations

ADR	American Depositary Receipts	EUR	Euro	REIT	Real Estate Investment Trust
AUD	Australian Dollar	GBP	British Pound	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	NOK	Norwegian Krone	USD	U.S. Dollar
DKK	Danish Krone	NZD	New Zealand Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Common Stocks	Shares	Value
United Kingdom (continued)
Delphi Automotive PLC	3,935	$295,204
Diageo PLC	15,330	413,358
GlaxoSmithKline PLC	12,500	253,040
Imperial Brands PLC	5,803	321,295
Kennedy Wilson Europe Real Estate PLC	11,227	188,404
Lloyds Banking Group PLC	377,765	367,941
Metro Bank PLC (a)	12,199	329,390
Nomad Foods Ltd. (a)	35,966	324,054
Prudential PLC	11,137	207,242
Reckitt Benckiser Group PLC	2,642	254,838
SABMiller PLC	6,204	378,926
Unilever PLC	13,232	596,665
Vodafone Group PLC — ADR	11,757	376,812
Worldpay Group PLC (a)	92,250	363,442

		5,404,883
United States — 46.6%
Acuity Brands, Inc.	925	201,779
Adobe Systems, Inc. (a)	3,344	313,667
Allergan PLC (a)	700	187,621
Alphabet, Inc., Class A (a)	635	484,441
Alphabet, Inc., Class C (a)	950	707,703
Altria Group, Inc.	6,649	416,626
Amazon.com, Inc. (a)	602	357,371
American Airlines Group, Inc.	6,648	272,634
Amgen, Inc.	1,400	209,902
Apple Inc.	6,256	681,841
Aramark	10,863	359,783
Assured Guaranty Ltd.	7,153	180,971
AT&T Inc.	8,500	332,945
BankUnited, Inc.	9,290	319,948
Best Buy Co., Inc. (b)	6,888	223,447
Boston Scientific Corp. (a)	23,450	441,095
Celgene Corp. (a)	2,959	296,166
Cigna Corp.	1,500	205,860
Citigroup, Inc.	11,248	469,604
Comcast Corp., Class A	7,171	438,005
Concho Resources, Inc. (a)	3,254	328,784
Crown Holdings, Inc. (a)	4,263	211,402
Discover Financial Services	4,178	212,744
Eastman Chemical Co.	3,884	280,541
Enterprise Products Partners LP	9,800	241,276
EOG Resources, Inc.	4,498	326,465
Facebook, Inc., Class A (a)	4,690	535,129
FirstEnergy Corp.	12,754	458,761
Hain Celestial Group, Inc. (a)	4,463	182,581
Hartford Financial Services Group, Inc.	9,906	456,468
Hortonworks, Inc. (a)(b)	18,597	210,146
Humana, Inc.	1,300	237,835
Kennedy-Wilson Holdings, Inc.	13,855	303,425
Lam Research Corp.	2,860	236,236
Lowe’s Cos., Inc.	4,732	358,449
Macquarie Infrastructure Corp.	3,236	218,236
MasterCard, Inc., Class A	5,615	530,617
McDonald’s Corp.	6,299	791,658
Medtronic PLC	5,893	441,975
Merck & Co., Inc.	4,411	233,386
Micron Technology, Inc. (a)	10,372	108,595
Mondelez International, Inc., Class A	8,572	343,909
Monsanto Co.	2,300	201,802
Pioneer Natural Resources Co.	1,778	250,236
Platform Specialty Products Corp. (a)(b)	19,743	169,790
PPL Corp.	8,169	310,994
Priceline Group, Inc. (a)	200	257,792
Public Service Enterprise Group, Inc.	9,728	458,578
Roper Technologies, Inc.	1,352	247,105

Common Stocks	Shares	Value
United States (continued)
Samsonite International SA	67,516	$226,291
Sherwin-Williams Co.	948	269,867
St. Jude Medical, Inc.	568	31,240
Starbucks Corp.	3,854	230,084
Strategic Growth Bancorp (Acquired 3/10/14, cost $247,382) (a)(c)	19,870	173,068
Union Pacific Corp.	3,131	249,071
UnitedHealth Group, Inc.	2,453	316,192
Walt Disney Co.	3,085	306,371
WestRock Co.	6,500	253,695
Whirlpool Corp.	1,100	198,374
WisdomTree Investments, Inc. (b)	9,997	114,266

		18,614,843
Total Common Stocks — 92.6%		37,036,171

Preferred Stocks
India — 1.0%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $85,441) (a)(c)	12	297,620
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $33,723) (a)(c)	4	99,207

		396,827
United States — 2.0%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $138,814) (a)(c)	22,645	241,396
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $172,691) (a)(c)	11,132	542,932

		784,328
Total Preferred Stocks — 3.0%		1,181,155
Total Long-Term Investments (Cost — $36,817,573) — 95.6%		38,217,326

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (d)(e)	1,445,756	1,445,756

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (d)(e)(f)	$1,198	1,198,384
Total Short-Term Securities (Cost — $2,644,140) — 6.6%		2,644,140
Total Investments (Cost — $39,461,713*) — 102.2%		40,861,466
Liabilities in Excess of Other Assets — (2.2)%		(879,258)

Net Assets — 100.0%		$39,982,208

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$39,666,431

Gross unrealized appreciation	$4,107,344
Gross unrealized depreciation	(2,912,309)

Net unrealized appreciation	$1,195,035

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $1,354,223 and an original cost of $678,051, which was 3.4% of its net assets.

(d)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	943,288	502,468	1,445,756	$1,513
BlackRock Liquidity Series, LLC, Money Market Series	$1,924,659	$(726,275)	$1,198,384	$1,806	[1]
			$2,644,140	$3,319

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	433,000	USD	302,739	Morgan Stanley & Co. International PLC	4/13/16	$ 28,979
CAD	764,434	USD	543,251	HSBC Bank PLC	4/13/16	45,352
CHF	460,174	USD	461,009	Morgan Stanley & Co. International PLC	4/13/16	17,846
DKK	152,829	USD	22,299	State Street Bank and Trust Co.	4/13/16	1,047
DKK	1,729,642	USD	252,357	State Street Bank and Trust Co.	4/13/16	11,866
EUR	40,008	USD	43,642	HSBC Bank PLC	4/13/16	1,900
EUR	8,952	USD	9,766	Morgan Stanley & Co. International PLC	4/13/16	425
EUR	144,592	USD	161,285	Morgan Stanley & Co. International PLC	4/13/16	3,309
EUR	175,520	USD	192,210	Morgan Stanley & Co. International PLC	4/13/16	7,591
EUR	393,752	USD	428,465	Morgan Stanley & Co. International PLC	4/13/16	19,759
GBP	55,000	USD	78,811	Morgan Stanley & Co. International PLC	4/13/16	185
JPY	110,513,159	USD	959,091	BNP Paribas S.A.	4/13/16	23,247
JPY	19,518,811	USD	165,698	HSBC Bank PLC	4/13/16	7,803
JPY	4,079,574	USD	36,210	Morgan Stanley & Co. International PLC	4/13/16	53
JPY	5,961,943	USD	52,486	Morgan Stanley & Co. International PLC	4/13/16	509
JPY	16,557,000	USD	137,625	Morgan Stanley & Co. International PLC	4/13/16	9,548
JPY	18,085,000	USD	150,564	Morgan Stanley & Co. International PLC	4/13/16	10,191
JPY	24,721,000	USD	210,408	Morgan Stanley & Co. International PLC	4/13/16	9,334
JPY	9,248,219	USD	78,511	Northern Trust Corp.	4/13/16	3,695
NOK	113,000	USD	12,662	Morgan Stanley & Co. International PLC	4/13/16	993
SEK	941,922	USD	110,766	Morgan Stanley & Co. International PLC	4/13/16	5,312
SGD	248,071	USD	172,540	HSBC Bank PLC	4/13/16	11,499
USD	295,230	AUD	433,000	Morgan Stanley & Co. International PLC	4/13/16	(36,488)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	526,390	CAD	764,434	Morgan Stanley & Co. International PLC	4/13/16	$(62,213)
USD	116,258	CHF	117,384	Morgan Stanley & Co. International PLC	4/13/16	(5,891)
USD	303,143	CHF	303,664	Morgan Stanley & Co. International PLC	4/13/16	(12,848)
USD	132,134	DKK	904,000	UBS AG	4/13/16	(5,963)
USD	116,535	EUR	104,344	HSBC Bank PLC	4/13/16	(2,245)
USD	47,584	EUR	41,981	Morgan Stanley & Co. International PLC	4/13/16	(205)
USD	84,323	EUR	76,188	Morgan Stanley & Co. International PLC	4/13/16	(2,405)
USD	108,744	EUR	99,981	Morgan Stanley & Co. International PLC	4/13/16	(5,068)
USD	124,274	EUR	112,442	Morgan Stanley & Co. International PLC	4/13/16	(3,723)
USD	37,693	EUR	34,360	State Street Bank and Trust Co.	4/13/16	(1,421)
USD	101,751	EUR	93,306	State Street Bank and Trust Co.	4/13/16	(4,463)
USD	111,905	EUR	102,000	State Street Bank and Trust Co.	4/13/16	(4,206)
USD	149,627	EUR	136,803	State Street Bank and Trust Co.	4/13/16	(6,102)
USD	349,214	EUR	321,049	State Street Bank and Trust Co.	4/13/16	(16,249)
USD	60,555	GBP	41,492	Barclays Bank PLC	4/13/16	960
USD	303,192	GBP	210,000	Morgan Stanley & Co. International PLC	4/13/16	1,569
USD	2,242,780	GBP	1,536,667	Morgan Stanley & Co. International PLC	4/13/16	35,661
USD	282,172	GBP	198,000	State Street Bank and Trust Co.	4/13/16	(2,215)
USD	11,877	JPY	1,347,666	HSBC Bank PLC	4/13/16	(102)
USD	241,463	JPY	26,871,401	HSBC Bank PLC	4/13/16	2,606
USD	208,916	JPY	23,984,000	Morgan Stanley & Co. International PLC	4/13/16	(4,275)
USD	177,724	NOK	1,585,914	Morgan Stanley & Co. International PLC	4/13/16	(13,924)
USD	134,064	NZD	203,148	HSBC Bank PLC	4/13/16	(6,255)
USD	13,171	NZD	19,961	Northern Trust Corp.	4/13/16	(616)
Total						$64,362

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$24,484	—	$24,484
Belgium	—	1,088,863	—	1,088,863
Canada	$899,784	—	—	899,784
China	452,131	—	—	452,131
France	—	888,168	—	888,168
Germany	—	67,312	—	67,312
Hong Kong	—	280,160	—	280,160
India	—	614,636	—	614,636
Indonesia	—	185,133	—	185,133
Ireland	181,526	301,330	—	482,856
Italy	—	885,543	—	885,543
Japan	—	1,632,850	—	1,632,850
Mexico	281,129	—	—	281,129
Netherlands	205,924	768,646	—	974,570
New Zealand	—	144,970	—	144,970
Nigeria	82,491	—	—	82,491
Norway	—	285,691	—	285,691
Peru	210,795	—	—	210,795
Portugal	—	345,139	—	345,139
South Africa	—	374,428	—	374,428
South Korea	—	172,195	—	172,195
Spain	—	533,552	—	533,552
Sweden	—	257,034	—	257,034
Switzerland	—	1,238,058	—	1,238,058
Taiwan	—	614,473	—	614,473
United Kingdom	1,325,460	4,079,423	—	5,404,883
United States	18,215,484	226,291	$173,068	18,614,843
Preferred Stocks:
India	—	—	396,827	396,827
United States	—	—	784,328	784,328
Short-Term Securities	1,445,756	1,198,384	—	2,644,140

Total	$23,300,480	$16,206,763	$1,354,223	$40,861,466

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$261,239	—	$261,239
Liabilities:
Foreign currency exchange contracts	—	(196,877)	—	(196,877)

Total	—	$64,362	—	$64,362

[1] Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$14,499	—	—	$14,499
Foreign currency at value	53,093	—	—	53,093
Liabilities:
Collateral on securities loaned at value	—	$(1,198,384)	—	(1,198,384)

Total	$67,592	$(1,198,384)	—	$(1,130,792)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	5

Schedule of Investments (concluded)	BlackRock Global Opportunities V.I. Fund

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Long-Term Investments:
France		$(140,778)	$140,778	—
United Kingdom	—	(615,887)	615,887	—

Total	—	$(756,665)	$756,665	—

[1] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening balance, as of December 31, 2015	$414,599	$1,197,796	$1,612,395
Transfers into Level 3	—	—	—
Transfers out of Level 3	(235,769)	—	(235,769)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[1]	(5,762)	(16,641)	(22,403)
Purchases	—	—	—
Sales	—	—	—

Closing balance, as of March 31, 2016	$173,068	$1,181,155	$1,354,223

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016[1]	$(5,762)	$ (16,641)	$(22,403)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$173,068	Market Comparables	Tangible Book Value Multiple[1]	1.50x
Preferred Stocks	1,181,155	Market Comparables	Revenue Multiple[1]	12.00x-32.79x	26.39x
			Revenue Growth Rate[1]	110.00%
			Revenue Growth Rate[1]	373.00%
		Probability-Weighted Expected Return Model	Discount Rate[2]	25.00%
			IPO Exit Probability[1]	70.00%
			Merger and Acquisition Probability[1]	25.00%
			Revenue Growth Rate[1]	86.00%
			Revenue Multiple[1]	1.85x-3.20x
			Time to Exit[2]	1-3 years
Total	$1,354,223

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Government Money Market V.I. Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes, 0.43%, 06/08/16 (a)	$1,000	$999,188
Fannie Mae Variable Rate Notes: (b)
0.45%, 07/20/17	2,500	2,499,833
0.45%, 08/16/17	2,000	1,999,722
0.45%, 10/05/17	1,500	1,499,653
Federal Farm Credit Bank Discount Notes, 0.55%, 07/14/16 (a)	2,000	1,996,822
Federal Farm Credit Bank Variable Rate Notes: (b)
0.45%, 11/14/16	2,000	1,999,884
0.46%, 03/16/17	2,000	1,999,609
0.44%, 09/22/17	2,000	1,999,851
0.50%, 11/20/17	1,000	999,917
0.54%, 01/23/18	575	575,010
0.62%, 04/04/18	1,000	999,798
Federal Home Loan Bank Discount Notes: (a)
0.36%, 04/22/16	1,500	1,499,685
0.40%, 04/27/16	3,500	3,498,989
0.41%, 04/29/16	1,500	1,499,522
0.38%, 05/18/16	6,000	5,997,023
0.38%, 05/20/16	1,026	1,025,469
0.39%, 05/26/16	3,000	2,998,213
0.40%, 06/01/16	3,000	2,997,992
0.40%, 06/03/16	2,000	1,998,600
0.45%, 06/09/16	200	199,827
0.39%, 06/15/16	2,000	1,998,366
0.34%, 07/05/16	1,810	1,808,376
0.45%, 07/22/16	300	299,580
0.52%, 07/27/16	2,000	1,996,653
0.49%, 07/29/16	491	490,205
0.49%, 08/10/16	5,000	4,991,085
0.52%, 08/31/16	475	473,957
0.50%, 09/19/16	2,000	1,995,250
0.51%, 09/23/16	2,000	1,995,042
0.58%, 12/23/16	900	896,143
Federal Home Loan Bank Variable Rate Notes: (b)
0.58%, 11/25/16	2,500	2,500,000
0.49%, 02/07/17	1,500	1,499,797
0.54%, 08/25/17	1,260	1,260,000
Freddie Mac Discount Notes: (a)
0.44%, 06/02/16	1,700	1,698,712
0.54%, 07/06/16	4,000	3,995,147
0.43%, 07/13/16	3,500	3,495,694
0.46%, 07/22/16	2,000	1,997,138
0.46%, 08/12/16	2,000	1,996,638
Total U.S. Government Sponsored Agency Obligations — 46.3%		74,672,390

U.S. Treasury Obligations
U.S. Treasury Bills:
0.59%, 6/16/16 (a)	8,000	7,990,120
0.51%, 9/15/16 (a)	4,500	4,489,354
0.54%, 2/02/17 (a)	1,500	1,493,093

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.37%, 4/30/16 (b)	$2,000	$2,000,074
0.37%, 4/30/17 (b)	2,000	1,999,956
0.47%, 10/31/17 (b)	1,274	1,272,994
Total U.S. Treasury Obligations — 11.9%		19,245,591

Repurchase Agreements
Bank of Montreal, 0.32%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $7,000,062, collateralized by various U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.00% to 4.50% due from 5/26/16 to 4/01/45, aggregate original par and fair value of $7,110,531 and $7,183,574, respectively)	7,000	7,000,000
Total Value of Bank of Montreal (collateral value of $7,183,574)		7,000,000
BNP Paribas Securities Corp., 0.30%, 4/07/16 (Purchased on 3/31/16 to be repurchased at $2,000,117, collateralized by various U.S. Treasury obligations, 0.00% to 8.75% due from 12/31/18 to 5/15/33, aggregate original par and fair value of $2,003,777 and $2,040,019, respectively)	2,000	2,000,000
BNP Paribas Securities Corp., 0.31%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $9,000,078, collateralized by various U.S. government sponsored agency obligations, 2.66% to 5.00% due from 1/15/20 to 1/20/46, aggregate original par and fair value of $65,550,693 and $9,205,976, respectively)	9,000	9,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $11,245,995)		11,000,000
Goldman Sachs & Co., 0.37%, 4/05/16 (Purchased on 3/29/16 to be repurchased at $3,000,216, collateralized by various U.S. government sponsored agency obligations, 3.00% to 5.00% due from 5/01/38 to 12/16/40, aggregate original par and fair value of $58,794,795 and $3,090,011, respectively)	3,000	3,000,000
Goldman Sachs & Co., 0.37%, 4/07/16 (Purchased on 3/31/16 to be repurchased at $4,000,288, collateralized by various U.S. government sponsored agency obligations, 2.40% to 3.00% due from 9/16/40 to 12/20/40, aggregate original par and fair value of $6,418,982 and $4,280,000, respectively)	4,000	4,000,000
Total Value of Goldman Sachs & Co. (collateral value of $7,370,011)		7,000,000

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Government Money Market V.I. Fund

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.61%, 4/01/16 (c) (Purchased on 3/31/16 to be repurchased at $3,500,059, collateralized by Ginnie Mae Bond, 5.17% due at 2/20/45, original par and fair value of $19,670,000 and $3,885,658, respectively)	$3,500	$3,500,000
J.P. Morgan Securities LLC, 0.31%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $7,000,060, collateralized by U.S. Treasury obligation, 3.63% due at 8/15/43, original par and fair value of $5,895,000 and $7,143,039, respectively)	7,000	7,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $11,028,697)		10,500,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $7,000,058, collateralized by Ginnie Mae Bond, 4.00% due at 9/20/45, original par and fair value of $7,078,935 and $7,140,001, respectively)	7,000	7,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $7,140,001)		7,000,000
Mizuho Securities USA, Inc., 0.34%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $7,000,066, collateralized by various U.S. government sponsored agency obligations, 1.60% to 6.31% due from 3/16/44 to 10/20/65, aggregate original par and fair value of $62,164,214 and $7,654,990, respectively)	7,000	7,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $7,654,990)		7,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.29%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $7,000,056, collateralized by various U.S. government sponsored agency obligations, 2.50% to 8.61% due from 11/16/29 to 3/01/46, aggregate original par and fair value of $138,616,405 and $7,529,980, respectively)	$7,000	$7,000,000
Total Value of RBC Capital Markets LLC (collateral value of $7,529,980)		7,000,000
Societe Generale, 0.35%, 4/07/16 (c) (Purchased on 3/10/16 to be repurchased at $3,000,817, collateralized by various U.S. Treasury obligations, 0.00% to 5.50% due from 4/28/16 to 8/15/41, aggregate original par and fair value of $2,769,400 and $3,060,083, respectively)	3,000	3,000,000
Societe Generale, 0.32%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $1,873,017, collateralized by various U.S. Treasury obligations, 0.00% to 1.50% due from 12/31/18 to 11/15/25, aggregate original par and fair value of $1,872,227 and $1,910,481, respectively)	1,873	1,873,000
Total Value of Societe Generale (collateral value of $4,970,564)		4,873,000
Wells Fargo Securities LLC, 0.34%, 4/05/16 (Purchased on 3/29/16 to be repurchased at $5,000,331, collateralized by U.S. government sponsored agency obligation, 3.50% due at 3/01/46, original par and fair value of $4,909,192 and $5,150,001, respectively)	5,000	5,000,000
Wells Fargo Securities LLC, 0.34%, 4/07/16 (Purchased on 3/31/16 to be repurchased at $4,000,264, collateralized by U.S. government sponsored agency obligation, 3.50% due at 3/01/46, original par and fair value of $3,927,353 and $4,120,000, respectively)	4,000	4,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $9,270,001)		9,000,000
Total Repurchase Agreements — 43.6%		70,373,000
Total Investments (Cost — $164,290,981*) — 101.8%		164,290,981
Liabilities in Excess of Other Assets — (1.8)%		(2,848,350)

Net Assets — 100.0%		$161,442,631

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock Government Money Market V.I. Fund

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$164,290,981	—	$164,290,981

[1]	See above Schedule of Investments for values in each security type.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	3

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Capital Markets — 1.3%
American Capital Ltd. (a)		222,258	$3,387,212
Chemicals — 0.0%
Advanced Emissions Solutions, Inc. (a)		1,644	10,933
Consumer Finance — 1.0%
Ally Financial, Inc. (a)		60,914	1,140,319
Ally Financial, Inc. (a)		51,770	969,125
Ally Financial, Inc. (a)		29,273	547,991

			2,657,435
Diversified Financial Services — 0.0%
Concrete Investment II SCA — Stapled (a)(b)		623	—
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		13,812	19,751
Hotels, Restaurants & Leisure — 0.2%
Amaya, Inc. (a)		30,619	410,218
Amaya, Inc. (a)		9,024	120,899

			531,117
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I, LLC (Acquired 12/28/15, cost $1,200) (a)(c)		1,200	1,200
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc. (a)		6,800	260,440
Total Common Stocks — 2.6%			6,868,088

Corporate Bonds		Par (000)
Aerospace & Defense — 1.2%
Bombardier, Inc.:
5.50%, 9/15/18 (d)	USD	285	262,200
7.50%, 3/15/25 (d)		194	147,440
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (d)		325	341,250
KLX, Inc., 5.88%, 12/01/22 (d)		120	119,400
TransDigm, Inc.:
5.50%, 10/15/20		155	155,465
7.50%, 7/15/21		205	214,737
6.00%, 7/15/22		1,243	1,238,339
6.50%, 7/15/24		701	695,532

			3,174,363
Air Freight & Logistics — 0.3%
XPO Logistics, Inc.:
7.88%, 9/01/19 (d)		292	302,220
5.75%, 6/15/21	EUR	100	108,431
6.50%, 6/15/22 (d)	USD	461	447,746

			858,397
Airlines — 0.6%
Air Medical Merger Sub Corp., 6.38%, 5/15/23 (d)		147	137,813
American Airlines Group, Inc., 5.50%, 10/01/19 (d)		30	30,525

Corporate Bonds		Par (000)	Value
Airlines (continued)
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (d)	USD	651	$664,383
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		365	383,706
National Air Cargo Group, Inc.:
11.88%, 5/02/18		77	76,951
11.88%, 5/08/18		79	79,090
Virgin Australia Trust, Series 2013-1C, 7.13%, 10/23/18 (d)		265	264,764

			1,637,232
Auto Components — 0.8%
AA Bond Co. Ltd., 5.50%, 7/31/43	GBP	125	173,067
Affinia Group, Inc., 7.75%, 5/01/21	USD	75	77,250
Dakar Finance SA, 9.00% (9.00% Cash or 9.25% PIK), 11/15/20 (e)	EUR	100	111,032
Goodyear Tire & Rubber Co.:
6.50%, 3/01/21	USD	545	573,613
7.00%, 5/15/22		100	107,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		361	346,560
5.88%, 2/01/22		313	297,037
Schaeffler Finance BV, 4.75%, 5/15/23 (d)		200	201,000
ZF North America Capital, Inc.:
4.50%, 4/29/22 (d)		150	153,000
2.75%, 4/27/23	EUR	100	114,075

			2,153,884
Automobiles — 0.1%
Jaguar Land Rover Automotive PLC:
5.00%, 2/15/22	GBP	145	210,755
5.63%, 2/01/23 (d)	USD	150	154,125

			364,880
Banks — 1.1%
Allied Irish Banks PLC, 4.13%, 11/26/25 (f)	EUR	100	109,239
Banco Espirito Santo SA:
2.63%, 5/08/17 (a)(g)		100	26,741
4.75%, 1/15/18 (a)(g)		100	26,741
4.00%, 1/21/19 (a)(g)		100	26,741
Bankia SA, 4.00%, 5/22/24 (f)		200	218,281
CIT Group, Inc.:
6.63%, 4/01/18 (d)	USD	575	604,469
5.50%, 2/15/19 (d)		100	103,450
5.00%, 8/01/23		1,431	1,438,155
Commerzbank AG, 7.75%, 3/16/21	EUR	100	137,709
Ibercaja Banco SA, 5.00%, 7/28/25 (f)		100	105,374
UniCredit SpA, 6.95%, 10/31/22		100	127,928

			2,924,828
Beverages — 0.1%
Constellation Brands, Inc.:
6.00%, 5/01/22	USD	100	112,500
4.25%, 5/01/23		108	110,430
Hydra Dutch Holdings 2 BV, 5.36%, 4/15/19 (f)	EUR	130	138,835

			361,765
Building Products — 1.5%
Builders FirstSource, Inc., 7.63%, 6/01/21 (d)	USD	47	48,880

Portfolio Abbreviations
AKA	Also Know As	FKA	Formerly Known As	PIK	Payment-in-kind
CAD	Canadian Dollar	GBP	British Pound	S&P	Standard & Poor’s
EUR	Euro	OTC	Over-the-counter	USD	US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Building Products (continued)
CPG Merger Sub LLC, 8.00%, 10/01/21 (d)	USD	529	$493,293
Masonite International Corp., 5.63%, 3/15/23 (d)		201	210,045
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	100	118,800
Ply Gem Industries, Inc., 6.50%, 2/01/22	USD	701	697,495
Standard Industries, Inc.:
5.13%, 2/15/21 (d)		125	127,969
5.50%, 2/15/23 (d)		204	208,590
6.00%, 10/15/25 (d)		722	763,515
USG Corp.:
9.75%, 1/15/18		390	436,215
5.88%, 11/01/21 (d)		675	705,375
5.50%, 3/01/25 (d)		54	56,160

			3,866,337
Capital Markets — 0.1%
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	100	148,903
E*TRADE Financial Corp.:
5.38%, 11/15/22	USD	25	26,406
Series A, 0.00%, 8/31/19 (h)(i)		3	7,093

			182,402
Chemicals — 0.9%
Chemours Co.:
6.63%, 5/15/23 (d)		117	95,355
7.00%, 5/15/25 (d)		202	161,600
Huntsman International LLC:
4.88%, 11/15/20		111	109,890
5.13%, 4/15/21	EUR	246	276,075
INEOS Finance PLC, 4.00%, 5/01/23		100	110,473
Momentive Performance Materials, Inc.:
3.88%, 10/24/21	USD	334	241,315
Escrow, 8.88%, 10/15/20 (a)(g)		334	—
Platform Specialty Products Corp.:
10.38%, 5/01/21 (d)		52	50,310
6.50%, 2/01/22 (d)		919	773,683
WR Grace & Co-Conn, 5.13%, 10/01/21 (d)		386	401,440

			2,220,141
Commercial Services & Supplies — 1.1%
Acosta, Inc., 7.75%, 10/01/22 (d)		584	541,660
ADT Corp., 3.50%, 7/15/22		90	77,850
Advanced Disposal Services, Inc., 8.25%, 10/01/20		92	93,831
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	100	109,585
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (e)		107	113,471
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (d)	USD	226	212,440
Laureate Education, Inc., 9.25%, 9/01/19 (d)		183	134,505
Mobile Mini, Inc., 7.88%, 12/01/20		315	325,237
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (d)		625	626,563
Verisure Holding AB, 6.00%, 11/01/22	EUR	100	120,845
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (d)	USD	537	530,287

			2,886,274
Communications Equipment — 1.7%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		1,882	1,999,625
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (d)		335	345,217
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (d)		417	420,909
CommScope, Inc.:
4.38%, 6/15/20 (d)		730	750,075
5.00%, 6/15/21 (d)		90	90,675
5.50%, 6/15/24 (d)		133	134,330

Corporate Bonds		Par (000)	Value
Communications Equipment (continued)
Nokia OYJ, 6.63%, 5/15/39	USD	373	$387,920
Plantronics, Inc., 5.50%, 5/31/23 (d)		25	24,563
Riverbed Technology, Inc., 8.88%, 3/01/23 (d)		163	162,185

			4,315,499
Construction & Engineering — 0.4%
AECOM, 5.88%, 10/15/24		348	358,440
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	100	88,756
Modular Space Corp., 10.25%, 1/31/19 (d)	USD	837	464,535

			911,731
Construction Materials — 0.1%
Cemex SAB de CV, 4.38%, 3/05/23	EUR	100	106,053
HeidelbergCement AG, 2.25%, 3/30/23		75	85,236
Vulcan Materials Co., 7.50%, 6/15/21	USD	9	10,665

			201,954
Consumer Finance — 1.5%
Ally Financial, Inc.:
5.13%, 9/30/24		488	498,980
4.63%, 3/30/25		715	705,169
8.00%, 11/01/31		1,923	2,192,220
DFC Finance Corp., 10.50%, 6/15/20 (d)		210	134,400
General Motors Financial Co., Inc., 5.25%, 3/01/26		246	257,298
Navient Corp.:
5.50%, 1/25/23		20	17,000
6.13%, 3/25/24		20	17,200
5.88%, 10/25/24		35	29,663

			3,851,930
Containers & Packaging — 2.6%
Ardagh Packaging Finance PLC, 9.13%, 10/15/20 (d)		800	828,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (d)		200	197,875
6.75%, 1/31/21 (d)		200	193,500
6.00%, 6/30/21 (d)		400	380,000
4.25%, 1/15/22	EUR	110	126,734
Ball Corp.:
4.38%, 12/15/20	USD	102	106,144
5.00%, 3/15/22		305	318,725
Beverage Packaging Holdings Luxembourg II SA, 5.63%, 12/15/16 (d)		26	25,919
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		625	637,500
Reynolds Group Issuer, Inc.:
8.50%, 5/15/18		300	300,000
9.88%, 8/15/19		245	253,728
5.75%, 10/15/20		936	960,570
6.88%, 2/15/21		559	578,565
8.25%, 2/15/21		374	383,350
Sealed Air Corp.:
4.88%, 12/01/22 (d)		369	383,760
5.13%, 12/01/24 (d)		649	673,337
6.88%, 7/15/33 (d)		358	378,585

			6,726,292
Distributors — 0.1%
American Tire Distributors, Inc., 10.25%, 3/01/22 (d)		233	209,700
Diversified Consumer Services — 0.3%
Service Corp. International: 4.50%, 11/15/20		300	309,750

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Diversified Consumer Services (continued)
5.38%, 1/15/22	USD	330	$344,850
5.38%, 5/15/24		220	232,650

			887,250
Diversified Financial Services — 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20		843	864,075
5.00%, 10/01/21		880	910,800
4.63%, 7/01/22		300	306,000
Altice Financing SA:
6.50%, 1/15/22 (d)		360	366,300
5.25%, 2/15/23	EUR	100	116,214
Altice U.S. Finance SA, 7.75%, 7/15/25 (d)	USD	395	386,113
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	141,714
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (e)	EUR	200	230,425
MSCI, Inc., 5.75%, 8/15/25 (d)	USD	313	329,433
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (d)		770	773,850
Virgin Media Finance PLC, 5.75%, 1/15/25 (d)		400	405,000
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	486	727,681

			5,557,605
Diversified Telecommunication Services — 4.8%
CenturyLink, Inc.:
Series S, 6.45%, 6/15/21		92	93,207
Series V, 5.63%, 4/01/20	USD	28	28,364
Columbus International, Inc., 7.38%, 3/30/21 (d)		370	394,050
Consolidated Communications, Inc., 6.50%, 10/01/22		80	69,800
Frontier Communications Corp.:
6.25%, 9/15/21		280	258,829
7.13%, 1/15/23		170	150,450
7.63%, 4/15/24		562	498,775
6.88%, 1/15/25		459	387,568
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		333	214,785
5.50%, 8/01/23		500	301,250
8.00%, 2/15/24 (d)		690	710,700
Level 3 Financing, Inc.:
6.13%, 1/15/21		45	47,137
5.38%, 8/15/22		963	977,936
5.63%, 2/01/23		452	464,430
5.13%, 5/01/23		776	784,730
5.38%, 1/15/24 (d)		330	334,125
5.38%, 5/01/25		652	660,150
5.25%, 3/15/26 (d)		246	247,845
Telecom Italia Capital SA:
6.00%, 9/30/34		750	712,897
7.20%, 7/18/36		140	142,800
Telecom Italia SpA:
6.38%, 6/24/19	GBP	150	236,286
5.88%, 5/19/23		200	316,028
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	200	245,218
6.75%, 8/15/24		210	262,258
Wind Acquisition Finance SA:
6.50%, 4/30/20 (d)	USD	200	202,000
4.00%, 7/15/20	EUR	230	259,427
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20	USD	639	683,730
6.00%, 4/01/23		1,614	1,610,966
6.38%, 5/15/25		320	312,800
6.38%, 5/15/25 (d)		174	170,102

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	100	$110,945
5.88%, 1/15/25 (d)	USD	600	588,000

			12,477,588
Electric Utilities — 0.1%
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (d)		10	10,091
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.:
10.50% (10.50% Cash or 11.25% PIK), 11/01/16 (a)(e)(g)		5,407	162,210
Series A, 10.25%, 11/01/15 (a)(g)		56	1,820
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	100	118,911

			293,032
Electrical Equipment — 0.3%
GrafTech International Ltd., 6.38%, 11/15/20	USD	103	61,543
Sensata Technologies BV:
5.63%, 11/01/24 (d)		72	74,880
5.00%, 10/01/25 (d)		331	333,483
Sensata Technologies UK Financing Co. PLC,
6.25%, 2/15/26 (d)		200	213,000
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	105	122,556

			805,462
Electronic Equipment, Instruments & Components — 0.9%
Belden, Inc., 5.50%, 4/15/23		160	181,627
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22	USD	685	723,956
5.00%, 9/01/23		349	352,490
5.50%, 12/01/24		1,029	1,059,870

			2,317,943
Energy Equipment & Services — 0.5%
Transocean, Inc.:
3.00%, 10/15/17		199	189,050
6.00%, 3/15/18		266	250,040
6.50%, 11/15/20		93	65,100
Weatherford International LLC:
6.35%, 6/15/17		165	163,350
6.80%, 6/15/37		70	52,150
Weatherford International Ltd.:
6.00%, 3/15/18		255	246,075
5.13%, 9/15/20		169	144,495
4.50%, 4/15/22		34	27,285
6.50%, 8/01/36		75	54,750
7.00%, 3/15/38		98	72,030
5.95%, 4/15/42		165	114,675

			1,379,000
Food & Staples Retailing — 1.0%
Rite Aid Corp.:
9.25%, 3/15/20		90	94,613
6.75%, 6/15/21		559	590,444
6.13%, 4/01/23 (d)		1,197	1,268,820
7.70%, 2/15/27		288	345,600
Tesco PLC, 5.00%, 3/24/23	GBP	100	144,501
Tesco Property Finance 1 PLC, 7.62%, 7/13/39		46	72,501
Tesco Property Finance 4 PLC, 5.80%, 10/13/40		99	125,422
U.S. Foods, Inc., 8.50%, 6/30/19	USD	33	33,907

			2,675,808
Food Products — 1.1%
Bakkavor Finance 2 PLC, 8.75%, 6/15/20	GBP	100	153,714

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Food Products (continued)
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (d)	USD	161	$140,875
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (d)		55	57,569
Post Holdings, Inc.:
6.75%, 12/01/21 (d)		265	279,244
7.38%, 2/15/22		204	215,730
7.75%, 3/15/24 (d)		724	794,590
8.00%, 7/15/25 (d)		431	478,410
R&R Pik PLC, 9.25% (9.25% Cash or 9.75% PIK), 5/15/18 (e)	EUR	213	244,222
Smithfield Foods, Inc.:
5.88%, 8/01/21 (d)	USD	52	53,820
6.63%, 8/15/22		220	233,750
TreeHouse Foods, Inc., 6.00%, 2/15/24 (d)		121	128,260
WhiteWave Foods Co., 5.38%, 10/01/22		143	153,904

			2,934,088
Health Care Equipment & Supplies — 1.1%
Alere, Inc.:
7.25%, 7/01/18		315	328,387
6.50%, 6/15/20		318	324,042
6.38%, 7/01/23 (d)		235	246,750
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (d)		981	868,185
Hologic, Inc., 5.25%, 7/15/22 (d)		952	992,460
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (d)		104	109,980

			2,869,804
Health Care Providers & Services — 6.1%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		85	85,850
5.63%, 2/15/23		529	536,935
6.50%, 3/01/24 (d)		57	59,280
Amsurg Corp., 5.63%, 7/15/22		1,452	1,495,560
Care UK Health & Social Care PLC, 5.59%, 7/15/19 (f)	GBP	100	122,907
Centene Corp., 4.75%, 5/15/22	USD	254	256,540
Centene Escrow Corp.:
5.63%, 2/15/21 (d)		330	344,025
6.13%, 2/15/24 (d)		426	448,365
CHS/Community Health Systems, Inc., 6.88%, 2/01/22		603	544,207
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24		568	573,680
5.00%, 5/01/25		974	964,260
Envision Healthcare Corp., 5.13%, 7/01/22 (d)		455	461,825
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	175	210,483
ExamWorks Group, Inc., 5.63%, 4/15/23	USD	438	446,760
Fresenius Medical Care U.S. Finance II, Inc.:
5.88%, 1/31/22 (d)		160	175,760
4.75%, 10/15/24 (d)		354	359,753
Fresenius U.S. Finance II, Inc., 4.50%, 1/15/23 (d)		127	128,905
HCA Holdings, Inc., 6.25%, 2/15/21		610	655,750
HCA, Inc.:
6.50%, 2/15/20		244	267,790
7.50%, 2/15/22		514	582,105
5.88%, 3/15/22		540	584,550
4.75%, 5/01/23		375	381,563
5.00%, 3/15/24		563	576,019
5.38%, 2/01/25		1,036	1,047,334
5.25%, 4/15/25		418	430,540
5.25%, 6/15/26		315	322,875
Series 1, 5.88%, 5/01/23		203	212,896

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
HealthSouth Corp.:
5.13%, 3/15/23	USD	380	$378,575
5.75%, 11/01/24		603	610,839
5.75%, 9/15/25		185	186,943
MEDNAX, Inc., 5.25%, 12/01/23 (d)		346	359,840
MPH Acquisition Holdings LLC, 6.63%, 4/01/22 (d)		90	93,600
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (d)		105	105,000
Surgical Care Affiliates, Inc., 6.00%, 4/01/23 (d)		89	89,667
Tenet Healthcare Corp.:
6.25%, 11/01/18		69	73,485
4.13%, 6/15/20 (d)(f)		320	317,600
6.00%, 10/01/20		172	183,180
4.50%, 4/01/21		54	54,270
4.38%, 10/01/21		184	184,460
8.13%, 4/01/22		473	486,599
Truven Health Analytics, Inc., 10.63%, 6/01/20		180	191,970
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	100	140,752
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	120	124,200

			15,857,497
Hotels, Restaurants & Leisure — 4.4%
Aramark Services, Inc.:
5.75%, 3/15/20		448	462,000
5.13%, 1/15/24 (d)		686	722,873
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (d)		880	915,200
Boyd Gaming Corp.:
6.88%, 5/15/23		583	620,895
6.38%, 4/01/26 (d)		271	281,163
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		899	880,121
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	100	110,860
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	50	74,389
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	USD	390	404,118
International Game Technology PLC:
6.25%, 2/15/22 (d)		200	203,460
4.75%, 2/15/23	EUR	125	144,016
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		215	250,765
MGM Resorts International:
5.25%, 3/31/20	USD	180	184,500
6.75%, 10/01/20		885	957,570
6.63%, 12/15/21		934	1,001,715
7.75%, 3/15/22		340	378,675
6.00%, 3/15/23		136	140,760
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (d)		41	41,564
Pinnacle Entertainment, Inc., 6.38%, 8/01/21		416	440,960
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	100	146,434
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	116,901
Scientific Games International, Inc., 7.00%, 1/01/22 (d)	USD	395	402,900
Six Flags Entertainment Corp., 5.25%, 1/15/21 (d)		460	472,650
Snai SpA, 7.63%, 6/15/18	EUR	100	116,476
Station Casinos LLC, 7.50%, 3/01/21	USD	925	979,344
Sterling Entertainment Enterprises LLC, 9.75%, 12/25/19 (d)		475	465,500
Unique Pub Finance Co. PLC:
Series A4, 5.66%, 6/30/27	GBP	210	295,318
Series N, 6.46%, 3/30/32		100	121,403

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Vougeot Bidco PLC, 7.88%, 7/15/20	GBP	115	$171,147
Yum! Brands, Inc.:
3.75%, 11/01/21	USD	67	63,650
3.88%, 11/01/23		30	27,750

			11,595,077
Household Durables — 1.7%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		109	114,177
Beazer Homes USA, Inc., 6.63%, 4/15/18		111	112,943
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (d)		20	19,100
CalAtlantic Group, Inc.:
6.63%, 5/01/20		255	277,313
8.38%, 1/15/21		693	805,613
DR Horton, Inc., 4.00%, 2/15/20		100	103,000
Lennar Corp.:
4.50%, 11/15/19		40	41,600
4.75%, 4/01/21		442	447,525
4.75%, 11/15/22		484	485,210
4.88%, 12/15/23		250	250,000
Magnolia BC SA, 9.00%, 8/01/20	EUR	200	241,781
Meritage Homes Corp., 7.15%, 4/15/20	USD	70	73,850
PulteGroup, Inc.:
5.50%, 3/01/26		389	400,184
6.38%, 5/15/33		250	255,000
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19		165	163,763
5.88%, 6/15/24		180	178,875
William Lyon Homes, Inc., 8.50%, 11/15/20		210	215,478
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (d)		190	169,100

			4,354,512
Household Products — 0.7%
HRG Group, Inc., 7.88%, 7/15/19		155	163,463
Spectrum Brands, Inc.:
6.38%, 11/15/20		100	105,300
6.63%, 11/15/22		395	427,090
6.13%, 12/15/24		449	479,307
5.75%, 7/15/25		532	565,250

			1,740,410
Independent Power and Renewable Electricity Producers — 1.1%
AES Corp.:
8.00%, 6/01/20		95	107,825
7.38%, 7/01/21		50	56,000
4.88%, 5/15/23		38	36,575
5.50%, 3/15/24		231	225,803
Calpine Corp.:
6.00%, 1/15/22 (d)		296	310,060
5.38%, 1/15/23		35	33,928
5.88%, 1/15/24 (d)		246	258,300
5.50%, 2/01/24		662	635,520
Dynegy, Inc., 6.75%, 11/01/19		615	611,925
NRG Energy, Inc.:
8.25%, 9/01/20		25	25,187
7.88%, 5/15/21		56	55,790
6.25%, 7/15/22		188	174,840
6.25%, 5/01/24		246	225,705
NRG Yield Operating LLC, 5.38%, 8/15/24		95	88,350

			2,845,808
Insurance — 0.5%
HUB International Ltd.:
9.25%, 2/15/21 (d)		273	283,237
7.88%, 10/01/21 (d)		478	470,830

Corporate Bonds		Par (000)	Value
Insurance (continued)
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	100	$131,120
Radian Group, Inc., 5.25%, 6/15/20	USD	381	372,427
Wayne Merger Sub LLC, 8.25%, 8/01/23 (d)		132	131,340

			1,388,954
Internet & Catalog Retail — 0.2%
Netflix, Inc.:
5.50%, 2/15/22		449	470,076
5.88%, 2/15/25		120	126,300

			596,376
Internet Software & Services — 0.0%
IAC/InterActiveCorp., 4.88%, 11/30/18		117	120,071
IT Services — 0.6%
Alliance Data Systems Corp., 5.38%, 8/01/22 (d)		320	300,000
Sabre GLBL, Inc.:
5.38%, 4/15/23 (d)		345	354,056
5.25%, 11/15/23 (d)		170	172,958
WEX, Inc., 4.75%, 2/01/23 (d)		700	616,000

			1,443,014
Leisure Products — 0.0%
Brunswick Corp., 4.63%, 5/15/21 (d)		84	84,630
Life Sciences Tools & Services — 0.7%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (d)		481	358,946
DPx Holdings BV, 7.50%, 2/01/22 (d)		190	189,050
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (d)		1,092	1,121,266
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (d)		70	69,825

			1,739,087
Machinery — 0.8%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (d)		310	244,900
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	100	92,288
Schaeffler Holding Finance BV:
6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (e)		160	188,555
6.25% (6.25% Cash or 6.75% PIK), 11/15/19 (d)(e)	USD	482	504,293
5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (e)	EUR	100	122,045
6.75% (6.75% Cash or 7.25% PIK), 11/15/22 (d)(e)	USD	682	741,675
Terex Corp., 6.00%, 5/15/21		190	183,825

			2,077,581
Marine — 0.2%
Global Ship Lease, Inc., 10.00%, 4/01/19 (d)		464	385,120
Onorato Armatori SpA, 7.75%, 2/15/23	EUR	200	238,391

			623,511
Media — 10.4%
Altice Luxembourg SA:
7.25%, 5/15/22		100	112,453
7.75%, 5/15/22 (d)	USD	995	979,160
6.25%, 2/15/25	EUR	100	102,280
7.63%, 2/15/25 (d)	USD	200	191,500
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (d)		1,126	1,156,261
Altice U.S. Finance II Corp., 7.75%, 7/15/25 (d)		389	383,165
AMC Networks, Inc.:
4.75%, 12/15/22		360	360,900
5.00%, 4/01/24		137	137,514

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.50%, 4/30/21	USD	85	$88,018
5.25%, 9/30/22		1,100	1,133,000
5.13%, 5/01/23 (d)		645	656,287
5.88%, 4/01/24 (d)		655	686,113
5.88%, 5/01/27 (d)		893	910,860
CCO Safari II LLC, 4.91%, 7/23/25 (d)		10	10,548
CCOH Safari LLC, 5.75%, 2/15/26 (d)		770	796,950
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (a)(g)(i)		230	—
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/21 (d)		255	237,150
5.13%, 12/15/21 (d)		130	121,225
Clear Channel International BV, 8.75%, 12/15/20 (d)		366	377,895
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.50%, 11/15/22		331	315,277
Series B, 7.63%, 3/15/20		494	453,245
Series B, 6.50%, 11/15/22		2,030	2,019,850
CSC Holdings LLC, 5.25%, 6/01/24		842	750,433
DISH DBS Corp.:
5.13%, 5/01/20		173	171,703
6.75%, 6/01/21		270	278,775
5.00%, 3/15/23		220	194,150
5.88%, 11/15/24		663	608,303
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (d)		134	135,340
Gray Television, Inc., 7.50%, 10/01/20		71	74,905
iHeartCommunications, Inc.:
9.00%, 12/15/19		211	156,140
9.00%, 3/01/21		46	32,027
9.00%, 9/15/22		345	239,775
10.63%, 3/15/23		715	495,137
Lamar Media Corp.:
5.38%, 1/15/24		105	109,494
5.75%, 2/01/26 (d)		212	222,600
Live Nation Entertainment, Inc.:
7.00%, 9/01/20 (d)		69	72,277
5.38%, 6/15/22 (d)		47	47,823
MDC Partners, Inc.:
6.75%, 4/01/20 (d)		90	93,037
6.50%, 5/01/24 (d)		420	428,925
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (d)		125	128,750
Neptune Finco Corp.:
10.13%, 1/15/23 (d)		820	877,400
6.63%, 10/15/25 (d)		596	644,365
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/01/20		320	327,200
5.00%, 4/15/22 (d)		1,295	1,327,375
Numericable-SFR SAS:
5.38%, 5/15/22	EUR	100	115,782
6.00%, 5/15/22 (d)	USD	1,600	1,560,000
5.63%, 5/15/24	EUR	100	114,615
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22	USD	219	224,475
5.63%, 2/15/24		37	38,526
5.88%, 3/15/25		525	547,313
Radio One, Inc., 7.38%, 4/15/22 (d)		60	54,000
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (d)		305	305,000
Regal Entertainment Group, 5.75%, 2/01/25		48	48,240
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (d)		90	91,463

Corporate Bonds		Par (000)	Value
Media (continued)
4.63%, 5/15/23 (d)	USD	295	$290,206
6.00%, 7/15/24 (d)		380	399,950
TEGNA, Inc.:
4.88%, 9/15/21 (d)		70	72,100
5.50%, 9/15/24 (d)		115	118,450
Townsquare Media, Inc., 6.50%, 4/01/23 (d)		48	46,020
Trader Corp., 9.88%, 8/15/18 (d)		173	179,487
Tribune Media Co., 5.88%, 7/15/22 (d)		505	493,375
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (d)		490	502,250
4.00%, 1/15/25	EUR	148	171,778
5.00%, 1/15/25 (d)	USD	206	205,485
3.50%, 1/15/27	EUR	211	232,414
Univision Communications, Inc.:
8.50%, 5/15/21 (d)	USD	408	416,160
6.75%, 9/15/22 (d)		260	275,600
5.13%, 5/15/23 (d)		1,400	1,393,000
5.13%, 2/15/25 (d)		411	405,863
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	100	110,627

			27,057,764
Metals & Mining — 2.8%
Alcoa, Inc.:
6.15%, 8/15/20	USD	535	556,400
5.13%, 10/01/24		400	379,376
5.90%, 2/01/27		14	13,300
5.95%, 2/01/37		18	15,300
Anglo American Capital PLC:
3.50%, 3/28/22	EUR	100	92,848
4.13%, 9/27/22 (d)	USD	200	162,500
ArcelorMittal, 6.13%, 6/01/18		326	329,260
Constellium NV:
8.00%, 1/15/23 (d)		610	505,537
5.75%, 5/15/24 (d)		755	541,713
First Quantum Minerals Ltd.:
7.00%, 2/15/21 (d)		58	38,860
7.25%, 5/15/22 (d)		187	125,290
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		224	206,640
2.38%, 3/15/18		1,416	1,253,160
3.10%, 3/15/20		135	101,250
3.55%, 3/01/22		185	129,037
5.40%, 11/14/34		91	55,737
5.45%, 3/15/43		740	453,250
Joseph T. Ryerson & Son, Inc., 9.00%, 10/15/17		110	94,600
Novelis, Inc.:
8.38%, 12/15/17		245	249,165
8.75%, 12/15/20		639	644,943
Officine Maccaferri SpA, 5.75%, 6/01/21	EUR	100	102,401
Ovako AB, 6.50%, 6/01/19		100	85,001
Steel Dynamics, Inc.:
5.13%, 10/01/21	USD	165	166,650
5.25%, 4/15/23		278	278,695
5.50%, 10/01/24		57	57,713
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20 (d)		123	85,485
Teck Resources Ltd.:
2.50%, 2/01/18		70	61,250
3.00%, 3/01/19		155	124,000
4.50%, 1/15/21		109	76,300
3.75%, 2/01/23		88	58,025
5.40%, 2/01/43		88	48,400

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (d)	USD	354	$311,520

			7,403,606
Multiline Retail — 1.3%
Dollar Tree, Inc.:
5.25%, 3/01/20 (d)		79	82,654
5.75%, 3/01/23 (d)		2,279	2,415,740
Family Dollar Stores, Inc., 5.00%, 2/01/21		263	276,913
Hema Bondco I BV, 6.25%, 6/15/19	EUR	100	82,953
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	300	423,118

			3,281,378
Oil, Gas & Consumable Fuels — 8.3%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	USD	65	57,275
Anadarko Finance Co., Series B, 7.50%, 5/01/31		82	88,788
Anadarko Petroleum Corp.:
3.45%, 7/15/24		253	225,303
6.45%, 9/15/36		117	116,830
6.20%, 3/15/40		77	74,078
California Resources Corp., 8.00%, 12/15/22 (d)		544	209,440
Carrizo Oil & Gas, Inc.:
7.50%, 9/15/20		101	94,183
6.25%, 4/15/23		476	419,475
Cenovus Energy, Inc.:
5.70%, 10/15/19		40	40,141
3.00%, 8/15/22		33	29,341
3.80%, 9/15/23		95	85,367
6.75%, 11/15/39		154	147,446
5.20%, 9/15/43		20	16,331
Concho Resources, Inc.:
6.50%, 1/15/22		26	25,935
5.50%, 10/01/22		155	152,287
5.50%, 4/01/23		181	177,380
CONSOL Energy, Inc.:
5.88%, 4/15/22		1,193	859,700
8.00%, 4/01/23		89	66,501
Continental Resources, Inc.:
5.00%, 9/15/22		472	406,805
4.50%, 4/15/23		260	217,425
3.80%, 6/01/24		605	477,950
4.90%, 6/01/44		165	122,925
CrownRock LP/CrownRock Finance, Inc.:
7.13%, 4/15/21 (d)		375	359,063
7.75%, 2/15/23 (d)		100	96,750
Denbury Resources, Inc.:
6.38%, 8/15/21		104	48,880
5.50%, 5/01/22		147	66,150
4.63%, 7/15/23		414	172,845
Diamondback Energy, Inc., 7.63%, 10/01/21		199	204,970
Encana Corp.:
3.90%, 11/15/21		135	118,294
6.50%, 8/15/34		253	215,050
6.63%, 8/15/37		157	132,364
6.50%, 2/01/38		456	382,757
5.15%, 11/15/41		270	203,513
Energy Transfer Equity LP:
7.50%, 10/15/20		55	52,937
5.88%, 1/15/24		672	574,560
5.50%, 6/01/27		315	252,787
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc.:
6.50%, 11/15/20		125	100,000
6.63%, 5/01/21		125	99,375

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21	USD	27	$24,300
6.75%, 8/01/22		80	74,000
6.00%, 5/15/23		51	44,880
Gulfport Energy Corp.:
7.75%, 11/01/20		292	292,000
6.63%, 5/01/23		21	19,530
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (d)		215	181,137
Kerr-McGee Corp., 7.88%, 9/15/31		71	77,563
Marathon Oil Corp., 5.20%, 6/01/45		295	205,998
MEG Energy Corp.:
6.50%, 3/15/21 (d)		501	302,479
6.38%, 1/30/23 (d)		227	133,930
7.00%, 3/31/24 (d)		1,027	605,930
Memorial Production Partners LP/Memorial Production Finance Corp.:
7.63%, 5/01/21		79	22,120
6.88%, 8/01/22		163	44,010
Memorial Resource Development Corp., 5.88%, 7/01/22		599	506,155
Newfield Exploration Co., 5.63%, 7/01/24		102	95,625
NGPL PipeCo LLC:
7.12%, 12/15/17 (d)		289	279,246
9.63%, 6/01/19 (d)		92	90,160
7.77%, 12/15/37 (d)		155	127,100
Oasis Petroleum, Inc.:
6.50%, 11/01/21		275	203,500
6.88%, 3/15/22		245	181,300
ONEOK, Inc.:
4.25%, 2/01/22		70	58,100
7.50%, 9/01/23		110	106,975
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (d)		278	276,610
QEP Resources, Inc.:
6.88%, 3/01/21		153	140,377
5.38%, 10/01/22		633	555,457
5.25%, 5/01/23		196	170,520
Range Resources Corp.:
5.00%, 8/15/22		37	31,913
5.00%, 3/15/23		280	237,300
4.88%, 5/15/25 (d)		40	35,000
Rockies Express Pipeline LLC:
5.63%, 4/15/20 (d)		355	335,475
6.88%, 4/15/40 (d)		346	290,640
RSP Permian, Inc., 6.63%, 10/01/22		199	196,015
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		245	235,506
6.25%, 3/15/22		350	342,563
5.63%, 4/15/23		597	567,150
5.75%, 5/15/24		1,109	1,059,095
5.63%, 3/01/25		146	139,247
Sabine Pass LNG LP:
7.50%, 11/30/16		469	482,601
6.50%, 11/01/20		313	328,259
Sanchez Energy Corp.:
7.75%, 6/15/21		50	29,375
6.13%, 1/15/23		1,148	619,920
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (d)		760	761,900
6.75%, 5/01/23 (d)		140	131,950
SM Energy Co.:
6.13%, 11/15/22		439	320,031
6.50%, 1/01/23		15	10,575
5.00%, 1/15/24		350	242,267

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	7

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Southern Star Central Corp., 5.13%, 7/15/22 (d)	USD	162	$149,040
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.88%, 2/01/21		73	71,540
6.38%, 8/01/22		440	424,600
5.25%, 5/01/23		15	13,837
6.75%, 3/15/24 (d)		44	43,230
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (d)		272	269,280
Whiting Petroleum Corp.:
5.00%, 3/15/19		57	39,473
1.25%, 4/01/20 (d)(h)		1,133	659,264
5.75%, 3/15/21		535	355,775
Series B, 5.00%, 3/15/19 (h)		78	65,471
Series C, 5.75%, 3/15/21 (h)		178	145,849
Series D, 6.25%, 4/01/23 (h)		355	293,541
Williams Cos., Inc.:
3.70%, 1/15/23		89	66,527
4.55%, 6/24/24		357	271,320
WPX Energy, Inc.:
5.25%, 1/15/17		50	49,250
7.50%, 8/01/20		70	54,600
6.00%, 1/15/22		80	58,400
8.25%, 8/01/23		175	135,625

			21,573,607
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp., 7.50%, 6/01/20		100	103,875
Norbord, Inc., 6.25%, 4/15/23 (d)		117	115,245
PH Glatfelter Co., 5.38%, 10/15/20		34	33,490
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (d)		417	257,497

			510,107
Pharmaceuticals — 2.2%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (d)(e)		75	75,375
Concordia Healthcare Corp., 7.00%, 4/15/23 (d)		75	64,313
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/22 (d)		246	250,922
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/23 (d)		1,226	1,153,973
6.00%, 2/01/25 (d)		767	719,063
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (d)		125	117,125
5.75%, 8/01/22 (d)		80	73,700
Prestige Brands, Inc., 6.38%, 3/01/24 (d)		114	118,845
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (d)		40	36,300
5.38%, 3/15/20 (d)		1,306	1,064,390
7.00%, 10/01/20 (d)		104	87,360
6.38%, 10/15/20 (d)		880	730,400
7.50%, 7/15/21 (d)		550	458,216
5.63%, 12/01/21 (d)		50	39,375
7.25%, 7/15/22 (d)		55	44,000
5.50%, 3/01/23 (d)		48	37,740
4.50%, 5/15/23	EUR	125	104,545
5.88%, 5/15/23 (d)	USD	531	416,171
6.13%, 4/15/25 (d)		65	50,050

			5,641,863
Real Estate Investment Trusts (REITs) — 1.6%
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23		259	239,575

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Corrections Corp. of America:
5.00%, 10/15/22	USD	130	$135,525
4.63%, 5/01/23		108	109,080
Crown Castle International Corp.:
4.88%, 4/15/22		54	57,791
5.25%, 1/15/23		401	432,579
Equinix, Inc.:
5.38%, 4/01/23		230	238,050
5.88%, 1/15/26		555	585,247
ESH Hospitality, Inc., 5.25%, 5/01/25 (d)		705	685,613
FelCor Lodging LP:
5.63%, 3/01/23		116	118,320
6.00%, 6/01/25		123	126,997
GEO Group, Inc.:
5.88%, 1/15/22		70	70,875
5.88%, 10/15/24		220	221,925
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		110	113,025
Iron Mountain, Inc.:
6.00%, 10/01/20 (d)		570	600,637
6.00%, 8/15/23		70	73,500
RHP Hotel Properties LP/RHP Finance Corp.:
5.00%, 4/15/21		167	171,175
5.00%, 4/15/23		209	213,703

			4,193,617
Real Estate Management & Development — 0.9%
Aroundtown Property Holdings PLC, 3.00%, 12/09/21	EUR	100	109,011
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (d)	USD	57	56,430
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (d)		262	269,205
5.25%, 12/01/21 (d)		1,802	1,860,565
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(g)		95	—

			2,295,211
Road & Rail — 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.13%, 6/01/22 (d)		75	71,016
5.50%, 4/01/23		153	148,410
6.38%, 4/01/24 (d)		120	120,138
5.25%, 3/15/25 (d)		360	329,400
EC Finance PLC, 5.13%, 7/15/21	EUR	100	119,195
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (d)	USD	305	305,000
Hertz Corp.:
6.75%, 4/15/19		240	243,478
7.38%, 1/15/21		195	198,900
JCH Parent, Inc., 10.50% (10.50% Cash or 11.25% PIK), 3/15/19 (d)(e)		464	236,549
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (d)		99	96,525

			1,868,611
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		65	44,525
Micron Technology, Inc., 5.25%, 1/15/24 (d)		125	100,625
NXP BV/NXP Funding LLC:
4.13%, 6/15/20 (d)		245	247,450
5.75%, 2/15/21 (d)		420	439,950
4.63%, 6/15/22 (d)		830	851,787

			1,684,337

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Software — 3.3%
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (d)	USD	110	$107,800
First Data Corp.:
5.38%, 8/15/23 (d)		1,230	1,260,750
7.00%, 12/01/23 (d)		2,800	2,828,000
5.00%, 1/15/24 (d)		807	808,009
5.75%, 1/15/24 (d)		1,671	1,670,833
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (d)		19	16,340
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (d)(e)		319	238,453
Infor U.S., Inc., 6.50%, 5/15/22		848	771,680
Informatica LLC, 7.13%, 7/15/23 (d)		295	284,675
Nuance Communications, Inc., 5.38%, 8/15/20 (d)		215	218,091
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (d)		395	407,837

			8,612,468
Specialty Retail — 1.4%
3AB Optique Developpement SAS, 5.63%, 4/15/19	EUR	100	105,825
Asbury Automotive Group, Inc., 6.00%, 12/15/24	USD	502	507,020
CST Brands, Inc., 5.00%, 5/01/23		59	59,737
L Brands, Inc.:
5.63%, 2/15/22		265	288,696
6.88%, 11/01/35		468	507,874
Michaels Stores, Inc., 5.88%, 12/15/20 (d)		272	284,920
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (d)		618	531,480
Party City Holdings, Inc., 6.13%, 8/15/23 (d)		93	95,093
Penske Automotive Group, Inc.:
5.75%, 10/01/22		661	674,220
5.38%, 12/01/24		118	117,115
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/01/22		230	240,637
5.50%, 11/01/23		161	168,245
THOM Europe SAS, 7.38%, 7/15/19	EUR	120	144,741

			3,725,603
Technology Hardware, Storage & Peripherals — 0.2%
Western Digital Corp.:
7.38%, 4/01/23 (d)	USD	244	249,185
10.50%, 4/01/24 (d)		294	294,735

			543,920
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co.:
6.88%, 5/01/22		200	216,000
5.00%, 5/01/25		165	166,650
Springs Industries, Inc., 6.25%, 6/01/21		133	133,665

			516,315
Thrifts & Mortgage Finance — 0.3%
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (d)		200	173,000
6.88%, 4/15/22 (d)		451	382,223
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (d)		145	142,463

			697,686

Corporate Bonds		Par (000)	Value
Trading Companies & Distributors — 3.1%
Aircastle Ltd.:
6.25%, 12/01/19	USD	125	$135,781
7.63%, 4/15/20		12	13,560
5.13%, 3/15/21		167	173,889
5.50%, 2/15/22		365	380,739
5.00%, 4/01/23		60	60,300
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (d)		366	380,640
Beacon Roofing Supply, Inc., 6.38%, 10/01/23 (d)		301	319,060
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (d)		577	531,561
HD Supply, Inc.:
7.50%, 7/15/20		1,496	1,587,630
5.25%, 12/15/21 (d)		1,902	1,997,100
5.75%, 4/15/24 (d)		604	620,610
International Lease Finance Corp.:
8.25%, 12/15/20		485	566,237
4.63%, 4/15/21		71	72,775
5.88%, 8/15/22		480	520,800
Travis Perkins PLC, 4.38%, 9/15/21	GBP	100	144,504
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	64	66,960
8.25%, 2/01/21		102	106,590
7.63%, 4/15/22		65	69,225
5.75%, 11/15/24		86	86,000
5.50%, 7/15/25		363	361,109

			8,195,070
Transportation Infrastructure — 0.0%
Silk Bidco AS, 7.50%, 2/01/22	EUR	100	118,911
Wireless Telecommunication Services — 3.0%
Digicel Ltd., 6.00%, 4/15/21 (d)	USD	815	729,425
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	100	106,963
Play Finance 2 SA, 5.25%, 2/01/19		110	128,298
SBA Communications Corp.:
5.63%, 10/01/19	USD	60	62,625
4.88%, 7/15/22		858	868,725
Sprint Capital Corp.:
6.90%, 5/01/19		55	47,713
6.88%, 11/15/28		955	697,150
8.75%, 3/15/32		53	41,473
Sprint Communications, Inc.:
9.00%, 11/15/18 (d)		1,564	1,638,290
7.00%, 8/15/20		60	47,700
Sprint Corp.:
7.25%, 9/15/21		512	391,040
7.13%, 6/15/24		40	29,700
7.63%, 2/15/25		530	393,525
T-Mobile USA, Inc.:
6.54%, 4/28/20		100	103,250
6.63%, 11/15/20		345	356,213
6.25%, 4/01/21		320	335,936
6.63%, 4/28/21		162	169,290
6.13%, 1/15/22		38	39,235
6.73%, 4/28/22		745	778,376
6.38%, 3/01/25		207	211,916
6.50%, 1/15/26		537	557,809

			7,734,652
Total Corporate Bonds — 83.9%			219,166,443

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	9

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Floating Rate Loan Interests (f)		Par (000)	Value
Air Freight & Logistics — 0.1%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21	USD	115	$94,221
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		119	97,373
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		20	16,788
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		163	134,308

			342,690
Airlines — 0.1%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.25%, 4/28/22		169	164,348
Chemicals — 0.2%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		542	495,076
MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-3 Term Loan, 5.50%, 6/07/20		141	136,328

			631,404
Commercial Services & Supplies — 0.0%
KAR Auction Services, Inc., Tranche B-3 Term Loan, 4.25%, 3/09/23		141	141,293
Communications Equipment — 0.1%
Blue Coat Holdings, Inc., Initial Term Loan, 4.50%, 5/20/22		63	61,743
Commscope, Inc., Tranche 5 Term Loan (2015), 3.83%, 12/29/22		109	108,684

			170,427
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		248	239,928
CNT Holdings III Corp., Term Loan (First Lien), 5.25%, 1/22/23		158	158,000

			397,928
Diversified Consumer Services — 0.1%
Houghton Mifflin Harcourt Co., Term Loan, 4.00%, 5/28/21		238	232,239
Diversified Financial Services — 0.1%
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 5.75%, 2/28/23		356	355,302
Diversified Telecommunication Services — 0.4%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		146	135,734
New LightSquared LLC, Loan, 9.75%, 6/15/20		920	811,340

			947,074
Electric Utilities — 0.2%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 12/19/16		214	213,684
Texas Competitive Electric Holdings Co. LLC (TXU), DIP Term Loan, 3.75%, 11/07/16		423	421,151

			634,835
Food & Staples Retailing — 0.1%
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Incremental Term Loan, 4.50%, 3/31/19		390	388,061
Health Care Equipment & Supplies — 0.2%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22		80	79,891

Floating Rate Loan Interests (f)		Par (000)	Value
Health Care Equipment & Supplies (continued)
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20	USD	159	$155,265
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18		234	225,410

			460,566
Health Care Providers & Services — 0.2%
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Tranche B-2 Term Loan, 4.50%, 10/28/22		154	153,532
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20		74	73,147
Vizient, Inc., Initial Term Loan, 6.25%, 2/13/23		196	197,143

			423,822
Hotels, Restaurants & Leisure — 0.6%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		364	333,275
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		80	77,998
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		1,118	1,029,900
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		54	53,935

			1,495,108
Insurance — 0.0%
AssuredPartners, Inc., First Lien Term Loan, 5.75%, 10/21/22		139	137,613
Life Sciences Tools & Services — 0.3%
DPx Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 4.25%, 3/11/21		186	178,880
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		425	421,176
Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22		70	69,508

			669,564
Machinery — 0.3%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		372	323,535
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		377	355,106

			678,641
Media — 0.6%
Advantage Sales & Marketing, Inc.:
Initial Term Loan (First Lien), 4.25%, 7/23/21		128	125,609
Term Loan (Second Lien), 7.50%, 7/25/22		331	297,155
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.):
Term Loan, 0.00%, 6/30/16 (a)(g)		49	—
Term Loan, 7.00%, 3/31/20		477	474,657
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 7.18%, 1/30/19		763	528,074
Univision Communications, Inc.:
2013 Incremental Term Loan (C-3), 4.00%, 3/01/20		5	4,932
Replacement First-Lien Term Loan (C-4), 4.00%, 3/01/20		30	29,792

			1,460,219

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Floating Rate Loan Interests (f)		Par (000)	Value
Metals & Mining — 0.3%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Loan, 4.25%, 6/30/19	USD	640	$539,037
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		129	125,643
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.50%, 12/01/18		190	190,000

			854,680
Oil, Gas & Consumable Fuels — 0.1%
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		135	134,679
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		80	64,222

			198,901
Pharmaceuticals — 0.3%
Capsugel Holdings U.S., Inc., Initial Term Loan, 3.50%, 8/01/18		262	261,052
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 5.50%, 12/11/19		54	51,180
Series E-1 Tranche B Term Loan, 3.75%, 8/05/20		225	211,861
Series F-1 Tranche B Term Loan, 4.00%, 4/01/22		182	171,953

			696,046
Real Estate Management & Development — 0.0%
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 0.28% - 4.40%, 10/10/16		12	12,185
Road & Rail — 0.1%
Hertz Corp., Tranche B-2 Term Loan, 3.00%, 3/11/18		358	355,771
Semiconductors & Semiconductor Equipment — 0.5%
Avago Technologies Cayman Holdings Ltd., Term B-1 Dollar Loan, 4.25%, 2/01/23		681	677,207
Microsemi Corp., Closing Date Term B Loan, 5.25%, 1/15/23		78	78,128
NXP BV (NXP Funding LLC), Tranche B Loan, 3.75%, 12/07/20		233	233,845
ON Semiconductor Corp., Term Loan B, 4.50%, 3/31/23		252	252,078

			1,241,258
Software — 0.5%
Epicor Software Corporation (FKA Eagle Parent, Inc.), Term B Loan, 4.75%, 6/01/22		124	116,924
First Data Corp.:
2018 New Dollar Term Loan, 3.93%, 3/23/18		607	605,110
2018B Second New Term Loan, 3.93%, 9/24/18		50	49,896
Informatica Corp., Dollar Term Loan, 4.50%, 8/05/22		334	326,864
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		174	173,269

			1,272,063
Total Floating Rate Loan Interests — 5.5%			14,362,038

Foreign Agency Obligations		Par (000)		Value
Canada — 0.1%
NOVA Chemicals Corp.:
5.25%, 8/01/23 (d)	USD	117		$114,367
5.00%, 5/01/25 (d)		143		139,067
Total Foreign Agency Obligations — 0.1%				253,434

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (d)(f)		442		444,601

Other Interests (j)		Beneficial Interest (000)
Household Durables — 0.1%
Stanley-Martin, Class B Membership Units (a)		—	(k)	286,875

Preferred Securities
Capital Trusts(f)
Banks — 2.5%
Banco Bilbao Vizcaya Argentaria SA, 7.00% (l)	EUR	200		210,171
Banco Popular Espanol SA, 8.25% (l)		200		186,047
Bank of America Corp.:
Series AA, 6.10% (l)	USD	82		80,770
Series DD, 6.30% (l)		175		180,250
Series V, 5.13% (l)		210		198,450
Series X, 6.25% (l)		1,128		1,105,440
Series Z, 6.50% (l)		306		315,853
Bank of Ireland, 7.38% (l)	EUR	200		218,477
Citigroup, Inc.:
5.95% (l)	USD	150		144,516
Series N, 5.80% (l)		80		76,520
Series O, 5.88% (l)		315		304,369
Series P, 5.95% (l)		641		616,963
Series R, 6.13% (l)		175		175,432
Cooperatieve Rabobank UA, 5.50% (l)		200		219,146
Intesa Sanpaolo SpA, 7.00%, 12/29/49 (l)		200		216,542
JPMorgan Chase & Co.:
Series 1, 7.90% (l)		170		170,000
Series V, 5.00% (l)		600		573,000
Series Z, 5.30% (l)		323		323,807
Santander UK Group Holdings PLC, 7.38% (l)	GBP	200		263,551
Wells Fargo & Co.:
Series S, 5.90% (l)	USD	255		258,427
Series U, 5.88% (l)		537		573,409

				6,411,140
Capital Markets — 0.4%
Goldman Sachs Group, Inc., Series L, 5.70% (l)		513		501,457
Morgan Stanley:
Series H, 5.45% (l)		162		153,090
Series J, 5.55% (l)		60		59,145
UBS Group AG:
5.75% (l)	EUR	200		229,003
7.00% (l)	USD	200		204,310

				1,147,005

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	11

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Preferred Securities		Par (000)	Value
Electric Utilities — 0.1%
Enel SpA, 6.50%, 1/10/74	EUR	100	$122,985
Gas Natural Fenosa Finance BV, 3.38% (l)		200	204,253

			327,238
Wireless Telecommunication Services — 0.2%
Orange SA, 4.00% (l)		125	144,755
Telefonica Europe BV, 4.20% (l)		200	227,011

			371,766
Total Capital Trusts — 3.2%			8,257,149

Preferred Stocks		Shares
Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 8.50% (f)		1,670	42,518
Diversified Financial Services — 0.1%
Concrete Investment II SCA, 0.00% (a)		623	78,335
RBS Capital Funding Trust VI, Series F, 6.25%		6,875	166,237

			244,572
Hotels, Restaurants & Leisure — 0.4%
Amaya, Inc., 0.00% (a)		1,516	1,123,153
Total Preferred Stocks — 0.5%			1,410,243

Trust Preferreds	Shares	Value
Consumer Finance — 0.3%
GMAC Capital Trust I, Series 2, 6.40%, 2/15/40 (f)	32,966	$807,997
Diversified Financial Services — 0.1%
RBS Capital Funding Trust VII, Series G, 6.08% (l)	9,177	221,349
Total Trust Preferreds — 0.4%		1,029,346
Total Preferred Securities — 4.1%		10,696,738
Total Long-Term Investments (Cost — $260,959,535) — 96.5%		252,078,217

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (m)(n)	7,317,271	7,317,271
Total Short-Term Securities (Cost — $7,317,271) — 2.8%		7,317,271
Total Investments — 99.3% (Cost — $268,276,806*)		259,395,488
Other Assets Less Liabilities — 0.7%		1,879,730

Net Assets — 100.0%		$261,275,218

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$268,844,685

Gross unrealized appreciation	$3,486,646
Gross unrealized depreciation	(12,935,843)

Net unrealized depreciation	$(9,449,197)

(a)	Non-income producing security.

(b)	Security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $1,200 and an original cost of $1,200 which was less than 0.05% of its net assets.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Variable rate security. Rate as of period end.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Convertible security.

(i)	Zero-coupon bond.

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(k)	Amount is less than $500.

(l)	Perpetual security with no stated maturity date.

(m)	During the period ended March 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	13,560,297	(6,243,026)	7,317,271	$12,002

(n)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(4)	Euro-Bobl	June 2016	USD	596,716	$ 1,726
(2)	Euro-Bund	June 2016	USD	371,684	(798)
(19)	Russell 2000 Mini Index	June 2016	USD	2,108,240	(53,918)
(62)	S&P 500 E-Mini Index	June 2016	USD	6,359,650	(109,198)
Total					$(162,188)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,524,480	CAD	2,065,000	Westpac Banking Corp.	4/05/16	$ (65,521)
USD	14,454	EUR	13,000	Bank of America N.A.	4/05/16	(341)
USD	9,986,397	EUR	9,164,000	Morgan Stanley & Co. International PLC	4/05/16	(442,884)
USD	96,673	EUR	89,000	Morgan Stanley & Co. International PLC	4/05/16	(4,616)
USD	47,366	EUR	43,000	Morgan Stanley & Co. International PLC	4/05/16	(1,571)
USD	210,489	EUR	191,000	Royal Bank of Scotland PLC	4/05/16	(6,882)
USD	142,416	GBP	100,000	Citibank N.A.	4/05/16	(1,211)
USD	198,936	GBP	139,000	Morgan Stanley & Co. International PLC	4/05/16	(705)
USD	72,630	GBP	51,000	Morgan Stanley & Co. International PLC	4/05/16	(619)
USD	3,637,360	GBP	2,625,000	Royal Bank of Scotland PLC	4/05/16	(132,841)
USD	75,026	GBP	53,000	Standard Chartered Bank	4/05/16	(1,096)
USD	1,596,556	CAD	2,065,000	Westpac Banking Corp.	5/04/16	9,485
USD	10,567,188	EUR	9,268,000	Morgan Stanley & Co. International PLC	5/04/16	10,336
USD	4,121,036	GBP	2,866,000	Royal Bank of Scotland PLC	5/04/16	43,755

Total						$(594,711)

Centrally Cleared Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
CDX.NA.HY Series 25 Version[1]	5.00%	12/20/20	B+	USD 14,710	$569,471

[1]	Using Standard & Poor’s rating of the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	13

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

OTC Credit Default Swaps — Sell Protection
Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid	Unrealized Depreciation
Fiat Finance North America, Inc.	5.00%	Bank of America N.A.	12/20/20	BB	EUR	55	$4,594	$4,951	$(357)
Fiat Finance North America, Inc.	5.00%	Bank of America N.A.	12/20/20	BB	EUR	1	44	47	(3)
Total							$4,638	$4,998	$(360)

[1]	Using Standard & Poor’s rating of the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$4,636,545	$2,230,343	$1,200	$6,868,088
Corporate Bonds	—	218,544,902	621,541	219,166,443
Floating Rate Loan Interests	—	14,292,530	69,508	14,362,038
Foreign Agency Obligations	—	253,434	—	253,434
Non-Agency Mortgage-Backed Securities	—	444,601	—	444,601
Other Interests	—	—	286,875	286,875
Preferred Securities	1,238,101	8,257,149	1,201,488	10,696,738
Short-Term Securities	7,317,271	—	—	7,317,271

Total	$13,191,917	$244,022,959	$2,180,612	$259,395,488

[1]	See above Schedule of Investments for values in each industry.

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock High Yield V.I. Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$569,471	—	$569,471
Foreign currency exchange contracts	—	63,576	—	63,576
Interest rate contracts	$1,726	—	—	1,726
Liabilities:
Credit contracts	—	(360)	—	(360)
Equity contracts	(163,116)	—	—	(163,116)
Foreign currency exchange contracts	—	(658,287)	—	(658,287)
Interest rate contracts	(798)	—	—	(798)

Total	$(162,188)	$(25,600)	—	$(187,788)

[1]    Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$271,347	—	—	$271,347
Foreign currency at value	130,709	—	—	130,709
Cash pledged:
Futures contracts	408,570	—	—	408,570
Centrally cleared swaps	978,600	—	—	978,600

Total	$1,789,226	—	—	$1,789,226

During the period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Total
Assets:
Opening Balance, as of December 31, 2015	$1,200	$644,667	$308,782	$312,300	$1,030,915	$2,297,864
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	(240,507)	—	—	(240,507)
Accrued discounts/premiums	—	—	6	—	—	6
Net realized gain (loss)	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)[1]	—	(4,750)	1,403	(25,425)	170,573	141,801
Purchases	—	—	—	—	—	—
Sales	—	(18,376)	(176)	—	—	(18,552)

Closing Balance, as of March 31, 2016	$1,200	$621,541	$69,508	$286,875	$1,201,488	$2,180,612

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016[1]	—	$(4,750)	$1,403	$(25,425)	$170,573	$141,801

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	15

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock International V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 3.5%
KBC Groep NV	68,075	$3,505,715
Brazil — 2.4%
Telefonica Brasil SA, Preferred Shares	192,099	2,404,143
China — 5.9%
Baidu, Inc. — ADR (a)	12,654	2,415,395
Bank of China Ltd., H Shares	8,573,000	3,559,220

		5,974,615
France — 3.2%
Compagnie de Saint-Gobain	72,379	3,179,198
Indonesia — 1.6%
Bank Mandiri Perseo Tbk PT	2,056,800	1,596,927
Ireland — 4.5%
Shire PLC	79,163	4,515,029
Israel — 2.4%
Teva Pharmaceutical Industries Ltd. — ADR	45,493	2,434,330
Italy — 4.1%
Intesa Sanpaolo SpA	892,656	2,468,213
UniCredit SpA	447,107	1,611,822

		4,080,035
Japan — 20.6%
Kyowa Hakko Kirin Co. Ltd.	94,300	1,504,736
Mazda Motor Corp.	187,300	2,907,239
Omron Corp. (b)	131,900	3,923,051
Recruit Holdings Co. Ltd.	191,900	5,851,160
THK Co. Ltd.	199,400	3,670,618
Trend Micro, Inc.	79,400	2,906,032

		20,762,836
Netherlands — 11.9%
ASML Holding NV (b)	37,479	3,771,686
ING Groep NV — CVA	277,924	3,325,874
Royal Dutch Shell PLC, A Shares	202,481	4,906,866

		12,004,426
South Korea — 2.6%
SK Telecom Co. Ltd	14,711	2,665,770
Sweden — 2.2%
SKF AB, B Shares	121,157	2,184,048
Taiwan — 1.9%
Hermes Microvision, Inc.	66,000	1,883,750
United Kingdom — 24.7%
AstraZeneca PLC	102,354	5,714,592
Kingfisher PLC	1,083,739	5,845,228
Liberty Global PLC, Class A (a)	103,474	3,983,749
Lloyds Banking Group PLC	3,528,184	3,436,435

Common Stocks		Shares	Value
United Kingdom (continued)
Vodafone Group PLC		1,831,968	$5,821,349

			24,801,353
United States — 5.8%
Alexion Pharmaceuticals, Inc. (a)		14,509	2,019,943
Estee Lauder Cos., Inc., Class A		19,555	1,844,232
TripAdvisor, Inc. (a)		30,281	2,013,687

			5,877,862
Total Long-Term Investments (Cost — $102,177,981) — 97.3%			97,870,037

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (c)(d)		1,917,898	1,917,898
		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (c)(d)(e)		$7,459	7,458,723
Time Deposits		Par (000)
Japan — 0.0%
Brown Brothers Harriman & Co., (0.31)%, 4/01/16	JPY	1,741	15,472
Total Short-Term Securities (Cost — $9,392,093) — 9.4%			9,392,093
Total Investments (Cost — $111,570,074*) — 106.7%			107,262,130
Liabilities in Excess of Other Assets — (6.7)%			(6,701,468)

Net Assets — 100.0%			$100,560,662

Portfolio Abbreviations

ADR	American Depositary Receipts	USD	U.S. Dollar
AUD	Australian Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock International V.I. Fund

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$111,576,721

Gross unrealized appreciation	$3,902,740
Gross unrealized depreciation	(8,217,331)

Net unrealized depreciation	$(4,314,591)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at March 31, 2016	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	869,748	1,048,150	1,917,898	$1,145
BlackRock Liquidity Series, LLC, Money Market Series	$3,559,780	$3,898,943	$7,458,723	$4,581	[1]

			$9,376,621	$5,726

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	4,469,000	USD	3,124,398	JPMorgan Chase Bank N.A.	4/07/16	$300,206

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments) The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock International V.I. Fund

      As of period end, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$3,505,715	—	$3,505,715
Brazil	$2,404,143	—	—	2,404,143
China	2,415,395	3,559,220	—	5,974,615
France	—	3,179,198	—	3,179,198
Indonesia	—	1,596,927	—	1,596,927
Ireland	—	4,515,029	—	4,515,029
Israel	2,434,330	—	—	2,434,330
Italy	—	4,080,035	—	4,080,035
Japan	—	20,762,836	—	20,762,836
Netherlands	—	12,004,426	—	12,004,426
South Korea	—	2,665,770	—	2,665,770
Sweden	—	2,184,048	—	2,184,048
Taiwan	—	1,883,750	—	1,883,750
United Kingdom	3,983,749	20,817,604	—	24,801,353
United States	5,877,862	—	—	5,877,862
Short-Term Securities:
Money Market Funds	1,917,898	7,458,723	—	9,376,621
Time Deposits	—	15,472	—	15,472

Total	$19,033,377	$88,228,753	—	$107,262,130

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$300,206	—	$300,206
[1] Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$81,823	—	—	$81,823
Liabilities:
Collateral on securities loaned at value	—	$(7,458,723)	—	(7,458,723)

Total	$81,823	$(7,458,723)	—	$(7,376,900)

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Netherlands	—	$(3,303,809)	$3,303,809	—
[1] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	3

Consolidated Schedule of Investments March 31, 2016 (Unaudited)	BlackRock iShares® Alternative Strategies V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Commodity Funds — 11.4%
iShares Commodities Select Strategy ETF	22,062	$636,489
iShares Gold Trust (b)(c)	58,157	690,905
iShares Silver Trust (b)(c)	19,354	284,117

		1,611,511

Equity Funds — 40.3%
iShares International Developed Real Estate ETF	48,900	1,428,858
iShares MSCI All Country World Minimum Volatility ETF	53,859	3,958,098
iShares U.S. Real Estate ETF	3,978	309,727

		5,696,683

Fixed Income Funds — 48.4%
iShares J.P. Morgan USD Emerging Markets Bond ETF	37,154	4,099,944

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds (concluded)
iShares U.S. Preferred Stock ETF (d)	70,471	$2,750,483

		6,850,427

Short-Term Securities — 16.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (e)	141,377	141,377
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (e)(f)	$2,197,597	2,197,597

		2,338,974

Total Affiliated Investment Companies (Cost — $16,341,845*) — 116.6%		16,497,595
Liabilities in Excess of Other Assets — (16.6)%		(2,345,481)

Net Assets — 100.0%		$14,152,114

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$16,527,558

Gross unrealized appreciation	$122,171
Gross unrealized depreciation	(152,134)

Net unrealized depreciation	$(29,963)

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Income		Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	150,886	—		9,509	[1]	141,377	$141,377	$104		—
BlackRock Liquidity Series, LLC, Money Market Series	—	$2,197,597	[2]	—		$2,197,597	$2,197,597	$6,824	[3]	—
iShares Commodities Select Strategy ETF	20,386	1,676		—		22,062	$636,489	$1,265		—
iShares Gold Trust	52,477	6,080		400		58,157	$690,905	—		$(285)
iShares International Developed Real Estate ETF	42,690	7,110		900		48,900	$1,428,858	$9,628		$(4,289)
iShares J.P. Morgan USD Emerging Markets Bond ETF	32,705	4,932		483		37,154	$4,099,944	$28,394		$(3,284)
iShares MSCI All Country World Minimum Volatility ETF	47,124	7,635		900		53,859	$3,958,098	—		$(2,911)
iShares Silver Trust	16,629	2,925		200		19,354	$284,117	—		$(213)
iShares U.S. Preferred Stock ETF	61,210	11,203		1,942		70,471	$2,750,483	$23,360		$(2,458)
iShares U.S. Real Estate ETF	3,328	650		—		3,978	$309,727	$3,545		—
Total							$16,497,595	$73,120		$(13,440)

[1]	Represents net shares sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security is held by a wholly-owned subsidiary.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	1

Consolidated Schedule of Investments (concluded)	BlackRock iShares® Alternative Strategies V.I. Fund

(c)	Non-income producing security.

(d)	Security, or a portion of security, is on loan.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$14,299,998	$2,197,597	—	$16,497,595

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$40,624	—	—	$40,624
Liabilities:
Collateral on securities loaned at value	—	$(2,197,597)	—	(2,197,597)

Total	$40,624	$(2,197,597)	—	$(2,156,973)

During the period ended March 31, 2016, there were no transfers between levels.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Consolidated Schedule of Investments March 31, 2016 (Unaudited)	BlackRock iShares® Dynamic Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Commodity Funds — 1.3%
iShares Commodities Select Strategy ETF	3,076	$88,743
iShares Gold Trust (b)(c)	8,002	95,064
iShares Silver Trust (b)(c)	2,640	38,755

		222,562

Equity Funds — 57.9%
iShares Core MSCI Emerging Markets ETF	24,950	1,038,419
iShares Core S&P 500 ETF	5,152	1,064,661
iShares Core S&P Mid-Cap ETF (d)	5,656	815,539
iShares Core S&P Small-Cap ETF	6,200	697,934
iShares International Developed Real Estate ETF	6,236	182,216
iShares MSCI All Country World Minimum Volatility ETF	6,958	511,343
iShares MSCI Canada ETF	8,500	201,535
iShares MSCI EAFE ETF	46,928	2,680,997
iShares MSCI EAFE Small-Cap ETF	8,079	402,334
iShares Russell 1000 ETF	18,931	2,159,459
iShares S&P 100 ETF	1,785	163,095
iShares U.S. Real Estate ETF	418	32,545

		9,950,077

Fixed Income Funds — 47.9%
iShares 10+ Year Credit Bond ETF	6,900	409,032
iShares Agency Bond ETF	9,660	1,109,741

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds (concluded)
iShares CMBS ETF	1,221	$ 63,516
iShares Core U.S. Credit Bond ETF	17,084	1,884,365
iShares Core U.S. Treasury Bond ETF	40,602	1,047,938
iShares iBoxx $ High Yield Corporate Bond ETF (d)	6,676	545,362
iShares iBoxx $ Investment Grade Corporate Bond ETF	8,061	957,808
iShares J.P. Morgan USD Emerging Markets Bond ETF	4,804	530,121
iShares MBS ETF (d)	10,218	1,118,667
iShares TIPS Bond ETF	1,829	209,676
iShares U.S. Preferred Stock ETF (d)	9,453	368,951

		8,245,177

Short-Term Securities — 14.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (e)	84,990	84,990
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (e)(f)	$2,371,580	2,371,580

		2,456,570

Total Affiliated Investment Companies (Cost — $20,895,300*) — 121.4%		20,874,386
Liabilities in Excess of Other Assets — (21.4)%		(3,673,217)

Net Assets — 100.0%		$17,201,169

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$21,118,597

Gross unrealized appreciation	$257,345
Gross unrealized depreciation	(501,556)

Net unrealized depreciation	$(244,211)

Portfolio Abbreviation
ETF	Exchange-Traded Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock iShares® Dynamic Allocation V.I. Fund

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares Sold		Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Income		Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	175,512	—		90,522	[1]	84,990	$84,990	$139		—
BlackRock Liquidity Series, LLC, Money Market Series	$666,937	$1,704,643	[2]	—		$2,371,580	$2,371,580	$4,744	[3]	—
iShares 10+ Year Credit Bond ETF	—	6,900		—		6,900	$409,032	—
iShares 1-3 Year Treasury Bond ETF	3,689	1,034		4,723		—	—	$394		$2,535
iShares Agency Bond ETF	8,619	1,346		305		9,660	$1,109,741	$2,256		$(111)
iShares CMBS ETF	1,221	—		—		1,221	$63,516	$248		—
iShares Commodities Select Strategy ETF	2,776	300		—		3,076	$88,743	$185		—
iShares Core MSCI Emerging Markets ETF	23,208	2,439		697		24,950	$1,038,419	—		$(6,448)
iShares Core S&P 500 ETF	4,193	959		—		5,152	$1,064,661	$5,649		—
iShares Core S&P Mid-Cap ETF	1,189	4,467		—		5,656	$815,539	$875		—
iShares Core S&P Small-Cap ETF	—	6,200		—		6,200	$697,934	—		—
iShares Core U.S. Credit Bond ETF	14,869	2,215		—		17,084	$1,884,365	$8,960		—
iShares Core U.S. Treasury Bond ETF	37,842	6,786		4,026		40,602	$1,047,938	$2,180		$1,517
iShares Gold Trust	7,142	953		93		8,002	$95,064	—		$(107)
iShares iBoxx $ High Yield Corporate Bond ETF	6,421	255		—		6,676	$545,362	$5,237		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,792	1,269		—		8,061	$957,808	$4,999		—
iShares International Developed Real Estate ETF	5,583	653		—		6,236	$182,216	$1,268		—
iShares International Select Dividend ETF	5,786	—		5,786		—	—	$1,964		$(2,754)
iShares J.P. Morgan USD Emerging Markets Bond ETF	4,329	475		—		4,804	$530,121	$3,851		—
iShares MBS ETF	9,388	1,908		1,078		10,218	$1,118,667	$3,552		$(161)
iShares Micro-Cap ETF	2,059	—		2,059		—	—	$404		$(8,949)
iShares MSCI All Country World Minimum Volatility ETF	6,378	580		—		6,958	$511,343	—		—
iShares MSCI Canada ETF	—	8,500		—		8,500	$201,535	—		—
iShares MSCI EAFE ETF	36,286	10,642		—		46,928	$2,680,997	—		—
iShares MSCI EAFE Small-Cap ETF	5,960	2,119		—		8,079	$402,334	—		—
iShares Russell 1000 ETF	16,288	2,643		—		18,931	$2,159,459	$10,435		—
iShares Russell 2000 ETF	10,576	2,181		12,757		—	—	$4,167		$(46,221)
iShares S&P 100 ETF	1,705	80				1,785	$163,095	$840		—
iShares Silver Trust	2,217	448		25		2,640	$38,755	—		$(67)
iShares TIPS Bond ETF	1,729	100				1,829	$209,676	—		—
iShares U.S. Preferred Stock ETF	8,161	1,292				9,453	$368,951	$3,172		—
iShares U.S. Real Estate ETF	418	—				418	$32,545	$378		—
Total							$20,874,386	$65,897		$(60,766)

[1]	Represents net shares sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security is held by a wholly-owned subsidiary.

(c)	Non-income producing security.

(d)	Security, or a portion of security, is on loan.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (concluded)	BlackRock iShares® Dynamic Allocation V.I. Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$18,502,806	$2,371,580	—	$20,874,386

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$17,070	—	—	$17,070
Liabilities:
Collateral on securities loaned at value	—	$(2,371,580)	—	(2,371,580)

Total	$17,070	$(2,371,580)	—	$(2,354,510)

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	3

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock iShares® Dynamic Fixed Income V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 100.2%
iShares 10+ Year Credit Bond ETF	11,200	$663,936
iShares Agency Bond ETF	16,444	1,889,087
iShares CMBS ETF	2,346	122,039
iShares Core U.S. Credit Bond ETF	28,303	3,121,821
iShares Core U.S. Treasury Bond ETF	67,555	1,743,595
iShares iBoxx $ High Yield Corporate Bond ETF (b)	11,457	935,922
iShares iBoxx $ Investment Grade Corporate Bond ETF	13,295	1,579,712
iShares MBS ETF (b)	17,038	1,865,320
iShares TIPS Bond ETF	3,221	369,255

		12,290,687

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 23.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (c)	156,455	$156,455
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (c)(d)	$2,681,495	2,681,495

		2,837,950

Total Affiliated Investment Companies (Cost — $14,958,065*) — 123.3%		15,128,637
Liabilities in Excess of Other Assets — (23.3)%		(2,854,352)

Net Assets — 100.0%		$12,274,285

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$15,028,718

Gross unrealized appreciation	$118,713
Gross unrealized depreciation	(18,794)

Net unrealized appreciation	$99,919

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Income		Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	62,237	94,218	[1]	—	156,455	$156,455	$171		—
BlackRock Liquidity Series, LLC, Money Market Series	$80,190	$2,601,305	[2]	—	$2,681,495	$2,681,495	$1,676	[3]	—
iShares 10+ Year Credit Bond ETF	—	11,200		—	11,200	$663,936	—		—
iShares 1-3 Year Treasury Bond ETF	5,920	2,190		8,110	—	—	$591		$4,240
iShares Agency Bond ETF	13,006	3,728		290	16,444	$1,889,087	$3,414		$(217)
iShares CMBS ETF	1,861	485		—	2,346	$122,039	$388		—
iShares Core U.S. Credit Bond ETF	22,463	6,415		575	28,303	$3,121,821	$13,248		$(3,436)
iShares Core U.S. Treasury Bond ETF	54,936	15,070		2,451	67,555	$1,743,595	$3,252		$(171)
iShares iBoxx $ High Yield Corporate Bond ETF	9,282	2,646		471	11,457	$935,922	$7,788		$(5,320)
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,412	3,188		305	13,295	$1,579,712	$7,433		$(154)
iShares MBS ETF	13,663	3,963		588	17,038	$1,865,320	$5,307		$(422)
iShares TIPS Bond ETF	2,599	622		—	3,221	$369,255	—		—
Total						$15,128,637	$43,268		$(5,480)

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments (concluded)	BlackRock iShares® Dynamic Fixed Income V.I. Fund

(b)	Security, or a portion of security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$12,447,142	$2,681,495	—	$15,128,637

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$14,152	—	—	$14,152
Liabilities:
Collateral on securities loaned at value	—	$(2,681,495)	—	(2,681,495)

Total	$14,152	(2,681,495)	—	$(2,667,343)

During the period ended March 31, 2016, there were no transfers between levels.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock iShares® Equity Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 100.2%
iShares Core MSCI Emerging Markets ETF	22,698	$944,691
iShares Core S&P 500 ETF	4,789	989,647
iShares Core S&P Mid-Cap ETF (b)	5,241	755,700
iShares Core S&P Small-Cap ETF	5,800	652,906
iShares MSCI Canada ETF	7,900	187,309
iShares MSCI EAFE ETF	43,838	2,504,465
iShares MSCI EAFE Small-Cap ETF (b)	7,603	378,629
iShares Russell 1000 ETF (b)	17,828	2,033,640
iShares S&P 100 ETF	1,721	157,248

		8,604,235

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 11.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (c)	100,491	$100,491
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (c)(d)	$888,412	888,412

		988,903

Total Affiliated Investment Companies (Cost — $9,705,244*) — 111.7%		9,593,138
Liabilities in Excess of Other Assets — (11.7)%		(1,007,763)

Net Assets — 100.0%		$8,585,375

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,937,981

Gross unrealized appreciation	$95,845
Gross unrealized depreciation	(440,688)

Net unrealized depreciation	$(344,843)

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Income		Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	106,288	—		5,797	[1]	100,491	$100,491	$43		—
BlackRock Liquidity Series, LLC, Money Market Series	459,990	$428,422	[2]	—		$888,412	$888,412	$1,985	[3]	—
iShares Core MSCI Emerging Markets ETF	21,540	1,398		240		22,698	$944,691	—		$(2,014)
iShares Core S&P 500 ETF	4,104	685		—		4,789	$989,647	$5,249		—
iShares Core S&P Mid-Cap ETF	1,260	3,981		—		5,241	$755,700	$795		—
iShares Core S&P Small-Cap ETF	—	5,800		—		5,800	$652,906	—		—
iShares International Select Dividend ETF	4,823	—		4,823		—	—	$1,556		$(196)
iShares Micro-Cap ETF	1,708	66		1,774		—	—	$335		$(5,575)
iShares MSCI Canada ETF	—	7,900		—		7,900	$187,309	—		—
iShares MSCI EAFE ETF	34,834	9,004		—		43,838	$2,504,465	—		—
iShares MSCI EAFE Small-Cap ETF	5,717	1,886		—		7,603	$378,629	—		—
iShares Russell 1000 ETF	15,291	2,597		60		17,828	$2,033,640	$9,596		$(224)
iShares Russell 2000 ETF	10,016	1,959		11,975		—	—	$3,827		$(35,109)
iShares S&P 100 ETF	1,721	5,800		—		7,521	$157,248	$810		—
Total							$9,593,138	$24,196		$(43,118)

[1]	Represents net shares sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments (concluded)	BlackRock iShares® Equity Appreciation V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$8,704,726	$888,412	—	$9,593,138

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Cash	$50,464	—	—	$50,464
Liabilities:
Collateral on securities loaned at value	—	$(888,412)	—	$(888,412)

Total	$50,464	$(888,412)	—	$(837,948)

During the period ended March 31, 2016, there were no transfers between levels.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Large Cap Core V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.3%
Raytheon Co.	50,400	$6,180,552
Air Freight & Logistics — 0.7%
FedEx Corp.	20,970	3,412,238
Airlines — 2.9%
Delta Air Lines, Inc.	92,400	4,498,032
Southwest Airlines Co.	172,600	7,732,480
United Continental Holdings, Inc. (a)	30,290	1,813,159

		14,043,671
Auto Components — 2.2%
Goodyear Tire & Rubber Co.	91,400	3,014,372
Lear Corp.	69,329	7,707,305

		10,721,677
Banks — 10.2%
Bank of America Corp.	935,603	12,649,353
Citigroup, Inc.	137,799	5,753,108
JPMorgan Chase & Co.	256,983	15,218,533
SunTrust Banks, Inc.	146,030	5,268,762
U.S. Bancorp	278,135	11,289,500

		50,179,256
Beverages — 1.6%
Dr Pepper Snapple Group, Inc.	61,800	5,526,156
Molson Coors Brewing Co., Class B	22,500	2,164,050

		7,690,206
Biotechnology — 3.6%
Amgen, Inc.	62,020	9,298,659
Gilead Sciences, Inc.	88,650	8,143,389

		17,442,048
Building Products — 0.5%
Owens Corning	56,900	2,690,232
Capital Markets — 1.7%
Goldman Sachs Group, Inc.	53,320	8,370,174
Chemicals — 1.5%
Dow Chemical Co.	62,200	3,163,492
Eastman Chemical Co.	58,080	4,195,118

		7,358,610
Communications Equipment — 2.9%
Brocade Communications Systems, Inc.	231,390	2,448,106
Cisco Systems, Inc.	416,630	11,861,456

		14,309,562
Construction & Engineering — 0.2%
EMCOR Group, Inc.	20,200	981,720
Consumer Finance — 0.8%
SLM Corp. (a)	603,165	3,836,129
Containers & Packaging — 1.2%
Avery Dennison Corp.	33,400	2,408,474
Packaging Corp. of America	60,677	3,664,891

		6,073,365
Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	77,350	3,210,025

Common Stocks	Shares	Value
Energy Equipment & Services — 0.5%
Schlumberger Ltd.	21,940	$1,618,075
Weatherford International PLC (a)	97,770	760,651

		2,378,726
Food & Staples Retailing — 2.9%
CVS Health Corp.	135,550	14,060,602
Food Products — 1.3%
Pilgrim’s Pride Corp.	41,400	1,051,560
Tyson Foods, Inc., Class A	79,630	5,308,136

		6,359,696
Health Care Providers & Services — 9.7%
Aetna, Inc.	106,000	11,909,100
Centene Corp. (a)	81,600	5,024,112
Cigna Corp.	64,900	8,906,876
Humana, Inc.	21,100	3,860,245
Laboratory Corp. of America Holdings (a)	40,750	4,773,048
UnitedHealth Group, Inc.	75,100	9,680,390
Universal Health Services, Inc., Class B	27,155	3,386,772

		47,540,543
Hotels, Restaurants & Leisure — 2.2%
Carnival Corp.	204,717	10,802,916
Household Durables — 1.4%
D.R. Horton, Inc.	87,239	2,637,235
Lennar Corp., Class A (b)	40,080	1,938,269
NVR, Inc. (a)	716	1,240,398
Toll Brothers, Inc. (a)	33,170	978,847

		6,794,749
Insurance — 2.6%
American International Group, Inc.	121,600	6,572,480
Travelers Cos., Inc.	51,095	5,963,297

		12,535,777
Internet & Catalog Retail — 0.7%
Priceline Group, Inc. (a)	2,808	3,619,400
Internet Software & Services — 5.2%
Alphabet, Inc., Class A (a)	12,923	9,858,957
Alphabet, Inc., Class C (a)	14,234	10,603,618
Facebook, Inc., Class A (a)	44,450	5,071,745

		25,534,320
IT Services — 2.8%
Amdocs Ltd.	71,724	4,333,564
Cognizant Technology Solutions Corp., Class A (a)	132,300	8,295,210
Total System Services, Inc.	23,777	1,131,310

		13,760,084
Leisure Products — 0.2%
Vista Outdoor, Inc.	17,627	915,018
Machinery — 0.9%
Parker-Hannifin Corp.	23,100	2,565,948
WABCO Holdings, Inc. (a)	16,200	1,732,104

		4,298,052

Portfolio Abbreviations

ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Large Cap Core V.I. Fund

Common Stocks	Shares	Value
Media — 4.0%
Comcast Corp., Class A	237,500	$14,506,500
Omnicom Group, Inc. (b)	59,490	4,951,353

		19,457,853
Multi-Utilities — 1.0%
Public Service Enterprise Group, Inc.	106,900	5,039,266
Oil, Gas & Consumable Fuels — 4.1%
Anadarko Petroleum Corp.	24,140	1,124,200
BP PLC — ADR	108,950	3,288,111
Chevron Corp.	31,000	2,957,400
Hess Corp.	35,605	1,874,603
HollyFrontier Corp.	12,800	452,096
Marathon Oil Corp.	117,710	1,311,289
Statoil ASA — ADR (b)	64,220	999,263
Suncor Energy, Inc.	176,310	4,903,181
Tesoro Corp.	14,540	1,250,585
Valero Energy Corp.	30,400	1,949,856

		20,110,584
Paper & Forest Products — 0.4%
Domtar Corp.	54,900	2,223,450
Pharmaceuticals — 4.6%
Allergan PLC (a)	16,800	4,502,904
Johnson & Johnson	17,985	1,945,977
Merck & Co., Inc.	13,227	699,841
Pfizer, Inc.	292,010	8,655,176
Teva Pharmaceutical Industries Ltd. — ADR	128,322	6,866,510

		22,670,408
Road & Rail — 0.5%
Norfolk Southern Corp.	30,919	2,574,007
Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	150,630	4,872,881
Lam Research Corp.	35,100	2,899,260
NVIDIA Corp.	63,380	2,258,229

		10,030,370
Software — 4.8%
Activision Blizzard, Inc.	262,940	8,897,890
Microsoft Corp.	266,610	14,724,870

		23,622,760

Common Stocks	Shares	Value
Specialty Retail — 5.9%
GNC Holdings, Inc., Class A	54,500	$1,730,375
Home Depot, Inc.	85,400	11,394,922
Lowe’s Cos., Inc.	154,100	11,673,075
Ross Stores, Inc.	69,650	4,032,735

		28,831,107
Technology Hardware, Storage & Peripherals — 4.7%
Apple Inc.	154,160	16,801,898
EMC Corp.	188,200	5,015,530
Western Digital Corp.	30,360	1,434,206

		23,251,634
Textiles, Apparel & Luxury Goods — 0.2%
Fossil Group, Inc. (a)(b)	23,300	1,034,986
Tobacco — 2.3%
Altria Group, Inc.	180,345	11,300,418
Total Common Stocks — 96.9%		475,246,191

Investment Companies — 0.4%
Utilities Select Sector SPDR Fund (b)	42,000	2,084,040
Total Long-Term Investments (Cost — $395,474,104) — 97.3%		477,330,231

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (c)(d)	11,079,156	11,079,156
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (c)(d)(e)	$9,761	9,761,109
Total Short-Term Securities (Cost — $20,840,265) — 4.2%		20,840,265
Total Investments (Cost — $416,314,369*) — 101.5%		498,170,496
Liabilities in Excess of Other Assets — (1.5)%		(7,564,323)

Net Assets — 100.0%		$490,606,173

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$417,730,293

Gross unrealized appreciation	$91,460,431
Gross unrealized depreciation	(11,020,228)

Net unrealized appreciation	$80,440,203

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Large Cap Core V.I. Fund

(c)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,724,257	9,354,899	11,079,156	$10,292
BlackRock Liquidity Series, LLC, Money Market Series	$19,784,132	$(10,023,023)	$ 9,761,109	$11,477	[1]
Total				$21,769

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
39	S&P 500 E-Mini Futures	June 2016	$4,000,425	$140,393

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$475,246,191	—	—	$475,246,191
Investment Companies	2,084,040	—	—	2,084,040
Short-Term Securities	11,079,156	$9,761,109	—	20,840,265

Total	$488,409,387	$9,761,109	—	$498,170,496

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$140,393	—	—	$140,393

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	3

Schedule of Investments (concluded)	BlackRock Large Cap Core V.I. Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$186,000	—	—	$186,000
Liabilities:
Collateral on securities loaned at value	—	$(9,761,109)	—	(9,761,109)
Total	$186,000	$(9,761,109)	—	$(9,575,109)

During the period ended March 31, 2016, there were no transfers between levels.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Large Cap Growth V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.9%
Lockheed Martin Corp.	2,070	$458,505
Rockwell Collins, Inc.	8,600	793,006

		1,251,511
Air Freight & Logistics — 0.8%
FedEx Corp.	6,580	1,070,698
Airlines — 4.3%
Delta Air Lines, Inc.	29,501	1,436,109
JetBlue Airways Corp. (a)	18,100	382,272
Southwest Airlines Co.	65,422	2,930,906
United Continental Holdings, Inc. (a)	16,810	1,006,247

		5,755,534
Auto Components — 2.2%
Goodyear Tire & Rubber Co.	15,938	525,635
Lear Corp.	21,541	2,394,713

		2,920,348
Banks — 2.3%
U.S. Bancorp	61,050	2,478,019
Wells Fargo & Co.	11,620	561,943

		3,039,962
Beverages — 1.9%
Dr Pepper Snapple Group, Inc.	28,950	2,588,709
Biotechnology — 5.7%
Amgen, Inc.	26,160	3,922,169
Gilead Sciences, Inc.	40,553	3,725,199

		7,647,368
Capital Markets — 0.9%
Goldman Sachs Group, Inc.	7,283	1,143,285
Chemicals — 1.8%
Dow Chemical Co.	16,150	821,389
Eastman Chemical Co.	21,823	1,576,275

		2,397,664
Communications Equipment — 1.4%
Cisco Systems, Inc.	66,009	1,879,276
Consumer Finance — 0.9%
SLM Corp. (a)	185,083	1,177,128
Containers & Packaging — 2.1%
Avery Dennison Corp.	18,671	1,346,366
Packaging Corp. of America	23,354	1,410,582

		2,756,948
Electronic Equipment, Instruments & Components — 1.5%
CDW Corp.	48,335	2,005,903
Energy Equipment & Services — 0.8%
Schlumberger Ltd.	14,541	1,072,399
Food & Staples Retailing — 2.3%
CVS Health Corp.	29,689	3,079,640
Food Products — 1.4%
Pilgrim’s Pride Corp.	16,330	414,782
Tyson Foods, Inc., Class A	21,796	1,452,921

		1,867,703

Common Stocks	Shares	Value
Health Care Providers & Services — 9.3%
Aetna, Inc.	25,400	$2,853,690
Centene Corp. (a)	26,630	1,639,609
Cigna Corp.	11,560	1,586,494
Laboratory Corp. of America Holdings (a)	12,120	1,419,616
UnitedHealth Group, Inc.	29,110	3,752,279
Universal Health Services, Inc., Class B	9,527	1,188,207

		12,439,895
Household Durables — 1.9%
D.R. Horton, Inc.	31,192	942,934
Lennar Corp., Class A (b)	11,680	564,845
NVR, Inc. (a)	368	637,523
Toll Brothers, Inc. (a)	12,590	371,531

		2,516,833
Industrial Conglomerates — 0.3%
3M Co.	2,162	360,254
Insurance — 1.4%
Travelers Cos., Inc.	15,910	1,856,856
Internet & Catalog Retail — 2.0%
Priceline Group, Inc. (a)	2,096	2,701,660
Internet Software & Services — 9.2%
Alphabet, Inc., Class A (a)	5,485	4,184,507
Alphabet, Inc., Class C (a)	5,770	4,298,362
Facebook, Inc., Class A (a)	33,435	3,814,933

		12,297,802
IT Services — 5.0%
Amdocs Ltd.	20,067	1,212,448
Cognizant Technology Solutions Corp., Class A (a)	52,360	3,282,972
DST Systems, Inc.	9,437	1,064,210
Total System Services, Inc.	22,840	1,086,727

		6,646,357
Machinery — 0.9%
Parker-Hannifin Corp.	5,700	633,156
WABCO Holdings, Inc. (a)	5,740	613,721

		1,246,877
Media — 5.5%
Comcast Corp., Class A	77,200	4,715,376
Omnicom Group, Inc. (b)	32,517	2,706,390

		7,421,766
Multiline Retail — 0.2%
Macy’s, Inc.	7,120	313,921
Oil, Gas & Consumable Fuels — 0.3%
HollyFrontier Corp.	3,500	123,620
Marathon Petroleum Corp.	6,656	247,470

		371,090
Pharmaceuticals — 1.3%
Allergan PLC (a)	2,436	652,921
Teva Pharmaceutical Industries Ltd. — ADR	20,568	1,100,594

		1,753,515

Portfolio Abbreviation

ADR	American Depositary Receipts
S&P	Standard & Poor’s

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Large Cap Growth V.I. Fund

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 2.4%
Intel Corp.	17,600	$569,360
Lam Research Corp.	13,943	1,151,692
NVIDIA Corp.	43,657	1,555,499

		3,276,551
Software — 5.9%
Activision Blizzard, Inc.	61,835	2,092,496
Microsoft Corp.	104,790	5,787,552

		7,880,048
Specialty Retail — 8.3%
GNC Holdings, Inc., Class A	11,520	365,760
Home Depot, Inc.	34,722	4,632,956
Lowe’s Cos., Inc.	47,900	3,628,425
Ross Stores, Inc.	30,606	1,772,087
TJX Cos., Inc.	9,335	731,397

		11,130,625
Technology Hardware, Storage & Peripherals — 8.1%
Apple Inc.	84,471	9,206,494
EMC Corp.	53,705	1,431,238
Western Digital Corp.	2,900	136,996

		10,774,728
Textiles, Apparel & Luxury Goods — 0.3%
Fossil Group, Inc. (a)	7,800	346,476

Common Stocks	Shares	Value
Tobacco — 3.3%
Altria Group, Inc.	69,742	$4,370,034
Total Long-Term Investments (Cost — $103,509,413) — 96.8%		129,359,364

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (c)(d)	4,093,319	4,093,319
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (c)(d)(e)	$3,246	3,245,957
Total Short-Term Securities (Cost — $7,339,276) — 5.5%		7,339,276
Total Investments (Cost — $110,848,689*) — 102.3%		136,698,640
Liabilities in Excess of Other Assets — (2.3)%		(3,054,592)

Net Assets — 100.0%		$133,644,048

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$111,033,352

Gross unrealized appreciation	$27,839,296
Gross unrealized depreciation	(2,174,008)

Net unrealized appreciation	$25,665,288

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,211,665	881,654	4,093,319	$4,283
BlackRock Liquidity Series, LLC, Money Market Series	$3,728,591	$(482,634)	$3,245,957	$3,930	[1]
Total				$8,213

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
21	S&P 500 E-Mini Futures	June 2016	$2,154,075	$75,596

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock Large Cap Growth V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$129,359,364	—	—	$129,359,364
Short-Term Securities	4,093,319	$3,245,957	—	7,339,276

Total	$133,452,683	$3,245,957	—	$136,698,640

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$75,596	—	—	$75,596
[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2016, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$100,000	—	—	$100,000
Liabilities:
Collateral on securities loaned at value	—	$(3,245,957)	—	(3,245,957)
Total	$100,000	$(3,245,957)	—	$(3,145,957)

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	3

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Large Cap Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.7%
Raytheon Co.	13,441	$1,648,270
Air Freight & Logistics — 0.5%
FedEx Corp.	2,939	478,234
Airlines — 1.8%
JetBlue Airways Corp. (a)	16,440	347,213
Southwest Airlines Co.	17,340	776,832
United Continental Holdings, Inc. (a)	10,900	652,474

		1,776,519
Auto Components — 3.2%
Goodyear Tire & Rubber Co.	46,336	1,528,161
Lear Corp.	14,580	1,620,859

		3,149,020
Banks — 15.1%
Bank of America Corp.	244,813	3,309,872
Citigroup, Inc.	48,541	2,026,587
JPMorgan Chase & Co.	74,396	4,405,731
SunTrust Banks, Inc.	41,353	1,492,016
U.S. Bancorp	69,947	2,839,149
Wells Fargo & Co.	13,500	652,860

		14,726,215
Beverages — 1.0%
Molson Coors Brewing Co., Class B	10,031	964,782
Biotechnology — 0.7%
Amgen, Inc.	4,760	713,667
Building Products — 1.0%
Owens Corning	20,177	953,969
Capital Markets — 2.1%
Goldman Sachs Group, Inc.	13,370	2,098,823
Chemicals — 2.2%
Dow Chemical Co.	17,554	892,796
Eastman Chemical Co.	17,415	1,257,885

		2,150,681
Communications Equipment — 3.8%
Brocade Communications Systems, Inc.	51,665	546,616
Cisco Systems, Inc.	110,200	3,137,394

		3,684,010
Construction & Engineering — 0.2%
EMCOR Group, Inc.	4,100	199,260
Consumer Finance — 0.9%
SLM Corp. (a)	131,182	834,317
Containers & Packaging — 0.9%
Avery Dennison Corp.	12,913	931,156
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B (a)	7,024	996,565

Common Stocks	Shares	Value
Diversified Telecommunication Services — 0.3%
AT&T Inc.	7,553	$295,851
Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	24,120	1,000,980
Energy Equipment & Services — 1.9%
Schlumberger Ltd.	21,400	1,578,250
Weatherford International PLC (a)	40,296	313,503

		1,891,753
Food & Staples Retailing — 2.0%
CVS Health Corp.	18,845	1,954,792
Food Products — 1.9%
Pilgrim’s Pride Corp.	10,593	269,062
Tyson Foods, Inc., Class A	24,030	1,601,840

		1,870,902
Health Care Providers & Services — 10.4%
Aetna, Inc.	20,080	2,255,988
Centene Corp. (a)	11,770	724,679
Cigna Corp.	10,617	1,457,077
Humana, Inc.	6,298	1,152,219
Laboratory Corp. of America Holdings (a)	9,094	1,065,180
UnitedHealth Group, Inc.	18,490	2,383,361
Universal Health Services, Inc., Class B	8,811	1,098,908

		10,137,412
Hotels, Restaurants & Leisure — 2.3%
Carnival Corp.	42,513	2,243,411
Household Durables — 1.7%
DR Horton, Inc.	33,458	1,011,435
Lennar Corp., Class A (b)	10,010	484,084
Toll Brothers, Inc. (a)	7,140	210,701

		1,706,220
Industrial Conglomerates — 1.0%
General Electric Co.	30,574	971,947
Insurance — 3.3%
American International Group, Inc.	30,600	1,653,930
Travelers Cos., Inc.	13,826	1,613,632

		3,267,562
IT Services — 2.2%
Amdocs Ltd.	17,001	1,027,200
DST Systems, Inc.	5,943	670,192
Total System Services, Inc.	9,279	441,495

		2,138,887
Leisure Products — 0.5%
Vista Outdoor, Inc. (a)	8,800	456,808
Machinery — 0.6%
Parker-Hannifin Corp.	5,075	563,731

Portfolio Abbreviations

ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Large Cap Value V.I. Fund

Common Stocks	Shares	Value
Media — 2.4%
Comcast Corp., Class A	38,530	$2,353,412
Multi-Utilities — 2.0%
Public Service Enterprise Group, Inc.	34,480	1,625,387
SCANA Corp.	4,663	327,109

		1,952,496
Oil, Gas & Consumable Fuels — 7.8%
Anadarko Petroleum Corp.	4,797	223,396
BP PLC — ADR	56,753	1,712,806
Chevron Corp.	8,143	776,842
Exxon Mobil Corp.	19,125	1,598,659
Hess Corp.	4,260	224,289
Marathon Oil Corp.	24,169	269,243
Statoil ASA — ADR (b)	12,800	199,168
Suncor Energy, Inc.	64,135	1,783,594
Tesoro Corp.	4,414	379,648
Valero Energy Corp.	6,911	443,272

		7,610,917
Paper & Forest Products — 0.8%
Domtar Corp.	19,517	790,439
Pharmaceuticals — 6.1%
Allergan PLC (a)	1,528	409,550
Johnson & Johnson	8,315	899,683
Merck & Co., Inc.	12,201	645,555
Pfizer, Inc.	84,589	2,507,218
Teva Pharmaceutical Industries Ltd. — ADR	27,708	1,482,655

		5,944,661
Road & Rail — 0.5%
Norfolk Southern Corp.	6,398	532,633
Semiconductors & Semiconductor Equipment — 3.1%
Intel Corp.	30,164	975,805
Lam Research Corp.	12,198	1,007,555
NVIDIA Corp.	29,762	1,060,420

		3,043,780
Software — 4.2%
Activision Blizzard, Inc.	46,884	1,586,555
Microsoft Corp.	45,705	2,524,287

		4,110,842

Common Stocks	Shares	Value
Specialty Retail — 1.9%
GNC Holdings, Inc., Class A	15,673	$497,618
Lowe’s Cos., Inc.	17,927	1,357,970

		1,855,588
Technology Hardware, Storage & Peripherals — 2.2%
Apple Inc.	6,846	746,146
EMC Corp.	45,012	1,199,570
Western Digital Corp.	4,443	209,887

		2,155,603
Tobacco — 2.1%
Altria Group, Inc.	32,113	2,012,201
Total Common Stocks — 98.3%		96,168,316

Investment Companies — 0.6%
Utilities Select Sector SPDR Fund (b)	12,000	595,440
Total Long-Term Investments (Cost — $78,202,000) — 98.9%		96,763,756

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (c)(d)	809,756	809,756
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (c)(d)(e)	$1,288	1,288,233
Total Short-Term Securities (Cost — $2,097,989) — 2.2%		2,097,989
Total Investments (Cost — $80,299,989*) — 101.1%		98,861,745
Liabilities in Excess of Other Assets — (1.1)%		(1,028,562)

Net Assets — 100.0%		$97,833,183

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$81,895,317

Gross unrealized appreciation	$18,865,021
Gross unrealized depreciation	(1,898,593)

Net unrealized appreciation	$16,966,428

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	415,233	394,523	809,756	$1,126
BlackRock Liquidity Series, LLC, Money Market Series	$2,974,751	$(1,686,518)	$1,288,233	$2,383	[1]
Total				$3,509

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock Large Cap Value V.I. Fund

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$96,168,316	—	—	$96,168,316
Investment Companies	595,440	—	—	595,440
Short-Term Securities	809,756	$1,288,233	—	2,097,989

Total	$97,573,512	$1,288,233	—	$98,861,745

[1]	See above Schedule of Investments for values in each industry.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $1,288,233 was categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	3

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Managed Volatility V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)	Par (000)	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class A, 1.34%, 10/25/34	$7	$ 6,908
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 1.04%, 12/25/34	8	6,849
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, 1.93%, 9/25/34	11	9,718
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.74%, 1/25/35	11	9,990
Total Asset-Backed Securities — 0.2%		33,465

Investment Companies	Shares
iShares 1-3 Year Credit Bond ETF (b)	15,923	1,678,603
iShares 3-7 Year Treasury Bond ETF (b)	6,491	817,541
iShares Core U.S. Aggregate Bond ETF (b)(c)	17,278	1,915,094
iShares MSCI EAFE ETF (b)	27,461	1,568,847
SPDR Barclays International Treasury Bond ETF (d)	80,574	4,491,195
Total Investment Companies — 59.8%		10,471,280

Non-Agency Mortgage-Backed Securities	Par (000)
Collateralized Mortgage Obligations — 0.4%
Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 9/25/37	$29	21,677
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 2.78%, 7/27/36 (a)(e)	18	17,824
Series 2011-5R, Class 2A1, 2.75%, 8/27/46 (a)(e)	21	20,426
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.24%, 11/25/34 (a)	4	4,012
Total Non-Agency Mortgage-Backed Securities — 0.4%		63,939

Other Interests (f)	Beneficial Interest (000)	Value
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc. (d)(g)	$25	$ 3
Total Long-Term Investments (Cost — $11,085,418) — 60.4%		10,568,687

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (b)(h)	6,420,304	6,420,304

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (h)(i)	$1,933	1,932,865
Total Short-Term Securities (Cost — $8,353,169) — 47.8%		8,353,169
Total Investments (Cost — $19,438,587*) — 108.2%		18,921,856
Liabilities in Excess of Other Assets — (8.2)%		(1,426,990)

Net Assets — 100.0%		$17,494,866

Portfolio Abbreviations
AUD	Australian Dollar	ETF	Exchange Traded Fund	MSCI	Morgan Stanley Capital International
CAD	Canadian Dollar	GBP	British Pound	SPDR	Standard & Poor’s Depositary Receipts
CHF	Swiss Franc	JPY	Japanese Yen	USD	U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Managed Volatility V.I. Fund

Notes to Schedule of Investments

*	As of March 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$19,438,335

Gross unrealized appreciation	$20,024
Gross unrealized depreciation	(536,503)

Net unrealized depreciation	$(516,479)

(a)	Variable rate security. Rate as of period end.

(b)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$7,158,009	—		(737,705)[1]	$6,420,304	$6,420,304	$6,164
BlackRock Liquidity Series, LLC, Money Market Series	—	1,932,865	[2]	—	$1,932,865	$1,932,865	$5,342	[3]
iShares 1-3 Year Credit Bond ETF	15,923	—		—	15,923	$1,678,603	$3,823
iShares 3-7 Year Treasury Bond ETF	6,491	—		—	6,491	$817,541	$1,828
iShares Core U.S. Aggregate Bond ETF	17,278	—		—	17,278	$1,915,094	$7,750
iShares MSCI EAFE ETF	27,461	—		—	27,461	$1,568,847	—

Total						$14,333,254	$19,565

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(c)	Security, or a portion of security, is on loan.

(d)	Non-income producing security.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Current yield as of period end.

(i)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(3)	AUD Currency Futures	June 2016	USD	229,500	$ (5,046)
10	Australian Government Bonds (10 Year)	June 2016	USD	1,003,825	11,376
13	Australian Government Bonds (3 Year)	June 2016	USD	1,115,729	2,458
(1)	CAD Currency Futures	June 2016	USD	77,070	(1,582)
(1)	CHF Currency Futures	June 2016	USD	130,550	(4,721)
(20)	Euro Currency Futures	June 2016	USD	2,853,000	(94,516)
39	Euro STOXX 50 Index	June 2016	USD	1,300,725	(23,686)
(9)	GBP Currency Futures	June 2016	USD	808,481	(8,060)
(22)	JPY Currency Futures	June 2016	USD	2,448,600	(17,091)
3	Long Gilt British	June 2016	USD	522,305	2,065
4	Nikkei 225 Index	June 2016	USD	595,673	11,703
26	S&P 500 E-Mini Futures	June 2016	USD	2,666,950	53,374
(35)	U.S. Treasury Notes (10 Year)	June 2016	USD	4,563,672	4,868
Total					$(68,858)

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock Managed Volatility V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$33,465	—	$33,465
Investment Companies	$10,471,280	—	—	10,471,280
Non-Agency Mortgage-Backed Securities	—	63,939	—	63,939
Other Interests	—	—	$3	3
Short-Term Securities	6,420,304	1,932,865	—	8,353,169

Total	$16,891,584	$2,030,269	$3	$18,921,856

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$65,077	—	—	$65,077
Foreign currency exchange contracts	2,065	—	—	2,065
Interest rate contracts	18,702	—	—	18,702
Liabilities:
Equity contracts	(23,686)	—	—	(23,686)
Foreign currency exchange contracts	(131,016)	—	—	(131,016)

Total	$(68,858)	—	—	$(68,858)

[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$97,795	—	—	$97,795
Foreign currency at value	13,684	—	—	13,684
Cash pledged for futures contracts	525,750	—	—	525,750
Liabilities:
Collateral on securities loaned at value	—	$ (1,932,865)	—	(1,932,865)

Total	$637,229	$ (1,932,865)	—	$(1,295,636)

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	3

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.5%
Boeing Co.	6,356	$806,831
General Dynamics Corp.	2,988	392,534
Honeywell International, Inc.	7,858	880,489
L-3 Communications Holdings, Inc.	782	92,667
Lockheed Martin Corp.	2,689	595,614
Northrop Grumman Corp.	1,851	366,313
Raytheon Co.	3,055	374,635
Rockwell Collins, Inc.	1,325	122,178
Textron, Inc.	2,719	99,135
United Technologies Corp.	7,934	794,193

		4,524,589
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	1,469	109,044
Expeditors International of Washington, Inc.	1,847	90,152
FedEx Corp.	2,612	425,025
United Parcel Service, Inc., Class B	7,052	743,774

		1,367,995
Airlines — 0.6%
American Airlines Group, Inc.	6,149	252,170
Delta Air Lines, Inc.	7,905	384,815
Southwest Airlines Co.	6,509	291,603
United Continental Holdings, Inc. (a)	3,672	219,806

		1,148,394
Auto Components — 0.4%
BorgWarner, Inc.	2,227	85,517
Delphi Automotive PLC	2,819	211,481
Goodyear Tire & Rubber Co.	2,680	88,386
Johnson Controls, Inc.	6,630	258,371

		643,755
Automobiles — 0.6%
Ford Motor Co.	39,723	536,262
General Motors Co.	14,326	450,266
Harley-Davidson, Inc.	1,867	95,833

		1,082,361
Banks — 5.2%
Bank of America Corp.	105,313	1,423,832
BB&T Corp.	7,900	262,833
Citigroup, Inc.	30,080	1,255,840
Citizens Financial Group, Inc.	5,350	112,083
Comerica, Inc.	1,839	69,643
Fifth Third Bancorp	7,949	132,669
Huntington Bancshares, Inc.	8,316	79,335
JPMorgan Chase & Co.	37,440	2,217,197
KeyCorp	8,707	96,125
M&T Bank Corp.	1,604	178,044
People’s United Financial, Inc. (b)	3,233	51,502
PNC Financial Services Group, Inc. (c)	5,117	432,745
Regions Financial Corp.	12,890	101,188
SunTrust Banks, Inc.	5,117	184,621
U.S. Bancorp	16,627	674,890
Wells Fargo & Co.	47,149	2,280,126
Zions Bancorporation	2,099	50,817

		9,603,490
Beverages — 2.4%
Brown-Forman Corp., Class B	1,022	100,636
Coca-Cola Co.	39,783	1,845,533
Coca-Cola Enterprises, Inc.	2,131	108,127
Constellation Brands, Inc., Class A	1,795	271,207
Dr Pepper Snapple Group, Inc.	1,913	171,060
Molson Coors Brewing Co., Class B	1,886	181,395
Monster Beverage Corp. (a)	1,523	203,138

Common Stocks	Shares	Value
Beverages (continued)
PepsiCo, Inc.	14,768	$1,513,425

		4,394,521
Biotechnology — 3.2%
AbbVie, Inc.	16,443	939,224
Alexion Pharmaceuticals, Inc. (a)	2,287	318,396
Amgen, Inc.	7,663	1,148,914
Baxalta, Inc.	6,948	280,699
Biogen, Inc. (a)	2,232	581,034
Celgene Corp. (a)	7,974	798,118
Gilead Sciences, Inc.	13,946	1,281,080
Regeneron Pharmaceuticals, Inc. (a)	798	287,631
Vertex Pharmaceuticals, Inc. (a)	2,528	200,951

		5,836,047
Building Products — 0.1%
Allegion PLC	993	63,264
Masco Corp.	3,445	108,345

		171,609
Capital Markets — 1.9%
Affiliated Managers Group, Inc. (a)	563	91,431
Ameriprise Financial, Inc.	1,711	160,851
Bank of New York Mellon Corp.	10,971	404,062
BlackRock, Inc. (c)	1,282	436,611
Charles Schwab Corp.	12,265	343,665
E*TRADE Financial Corp. (a)	2,856	69,943
Franklin Resources, Inc.	3,806	148,624
Goldman Sachs Group, Inc.	3,998	627,606
Invesco Ltd.	4,247	130,680
Legg Mason, Inc.	1,051	36,449
Morgan Stanley	15,534	388,505
Northern Trust Corp.	2,182	142,201
State Street Corp.	4,079	238,703
T. Rowe Price Group, Inc.	2,537	186,368

		3,405,699
Chemicals — 2.1%
Air Products & Chemicals, Inc.	1,984	285,795
Airgas, Inc.	675	95,607
CF Industries Holdings, Inc.	2,414	75,655
Dow Chemical Co.	11,385	579,041
Eastman Chemical Co.	1,489	107,550
Ecolab, Inc.	2,724	303,780
EI du Pont de Nemours & Co.	8,875	561,965
FMC Corp.	1,384	55,872
International Flavors & Fragrances, Inc.	802	91,244
LyondellBasell Industries NV, Class A	3,526	301,755
Monsanto Co.	4,492	394,128
Mosaic Co.	3,618	97,686
PPG Industries, Inc.	2,718	303,030
Praxair, Inc.	2,909	332,935
Sherwin-Williams Co.	798	227,167

		3,813,210
Commercial Services & Supplies — 0.4%
ADT Corp.	1,692	69,812
Cintas Corp.	896	80,470
Pitney Bowes, Inc.	1,919	41,335
Republic Services, Inc.	2,417	115,170
Stericycle, Inc. (a)	879	110,921
Tyco International PLC	4,365	160,239
Waste Management, Inc.	4,197	247,623

		825,570
Communications Equipment — 1.0%
Cisco Systems, Inc.	51,323	1,461,166

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

Common Stocks	Shares	Value
Communications Equipment (continued)
F5 Networks, Inc. (a)	698	$73,883
Harris Corp.	1,280	99,661
Juniper Networks, Inc.	3,655	93,239
Motorola Solutions, Inc.	1,606	121,574

		1,849,523
Construction & Engineering — 0.1%
Fluor Corp.	1,425	76,523
Jacobs Engineering Group, Inc. (a)	1,274	55,483
Quanta Services, Inc. (a)	1,687	38,059

		170,065
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	649	103,522
Vulcan Materials Co.	1,345	141,992

		245,514
Consumer Finance — 0.8%
American Express Co.	8,358	513,181
Capital One Financial Corp.	5,378	372,749
Discover Financial Services	4,223	215,035
Navient Corp.	3,561	42,625
Synchrony Financial (a)	8,557	245,244

		1,388,834
Containers & Packaging — 0.3%
Avery Dennison Corp.	938	67,639
Ball Corp.	1,422	101,374
International Paper Co.	4,152	170,398
Owens-Illinois, Inc. (a)	1,677	26,765
Sealed Air Corp.	1,979	95,012
WestRock Co.	2,568	100,229

		561,417
Distributors — 0.1%
Genuine Parts Co.	1,529	151,921
Diversified Consumer Services — 0.0%
H&R Block, Inc.	2,409	63,646
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B (a)	19,118	2,712,462
CME Group, Inc.	3,468	333,101
Intercontinental Exchange, Inc.	1,219	286,636
Leucadia National Corp.	3,467	56,061
McGraw Hill Financial, Inc.	2,700	267,246
Moody’s Corp.	1,737	167,725
Nasdaq, Inc.	1,169	77,598

		3,900,829
Diversified Telecommunication Services — 2.8%
AT&T Inc.	62,750	2,457,918
CenturyLink, Inc.	5,515	176,259
Frontier Communications Corp.	12,108	67,684
Level 3 Communications, Inc. (a)	2,944	155,590
Verizon Communications, Inc. (a)	41,558	2,247,457

		5,104,908
Electric Utilities — 1.9%
American Electric Power Co., Inc.	4,978	330,539
Duke Energy Corp.	7,014	565,890
Edison International	3,325	239,034
Entergy Corp.	1,820	144,290
Eversource Energy	3,233	188,613
Exelon Corp.	9,326	334,430
FirstEnergy Corp.	4,375	157,369
NextEra Energy, Inc.	4,696	555,725
Pinnacle West Capital Corp.	1,161	87,156

Common Stocks	Shares	Value
Electric Utilities (continued)
PPL Corp.	6,863	$261,274
Southern Co.	9,279	480,003
Xcel Energy, Inc.	5,177	216,502

		3,560,825
Electrical Equipment — 0.5%
AMETEK, Inc.	2,382	119,052
Eaton Corp. PLC	4,670	292,155
Emerson Electric Co.	6,538	355,536
Rockwell Automation, Inc.	1,323	150,491

		917,234
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	3,148	182,017
Corning, Inc.	11,333	236,746
FLIR Systems, Inc.	1,378	45,405
TE Connectivity Ltd.	3,763	233,005

		697,173
Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	4,456	195,306
Cameron International Corp. (a)	1,984	133,027
Diamond Offshore Drilling, Inc.	668	14,516
FMC Technologies, Inc. (a)	2,368	64,788
Halliburton Co.	8,731	311,871
Helmerich & Payne, Inc. (b)	1,130	66,354
National Oilwell Varco, Inc. (b)	3,830	119,113
Schlumberger Ltd.	12,763	941,271
Transocean Ltd. (b)	3,493	31,926

		1,878,172
Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	4,484	706,589
CVS Health Corp.	11,202	1,161,983
Kroger Co.	9,982	381,812
Sysco Corp.	5,367	250,800
Walgreens Boots Alliance, Inc.	8,793	740,722
Wal-Mart Stores, Inc.	16,004	1,096,114
Whole Foods Market, Inc.	3,270	101,730

		4,439,750
Food Products — 1.7%
Archer-Daniels-Midland Co.	6,032	219,022
Campbell Soup Co.	1,809	115,396
ConAgra Foods, Inc.	4,426	197,488
General Mills, Inc.	6,078	385,041
Hershey Co.	1,445	133,070
Hormel Foods Corp.	2,792	120,726
JM Smucker Co.	1,224	158,924
Kellogg Co.	2,554	195,509
Kraft Heinz Co.	6,042	474,660
McCormick & Co, Inc., Non-Voting Shares	1,163	115,695
Mead Johnson Nutrition Co.	1,901	161,528
Mondelez International, Inc., Class A	16,019	642,682
Tyson Foods, Inc., Class A	2,966	197,714

		3,117,455
Gas Utilities — 0.0%
AGL Resources, Inc.	1,254	81,686
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	15,040	629,123
Baxter International, Inc.	5,581	229,267
Becton Dickinson and Co.	2,162	328,235
Boston Scientific Corp. (a)	13,787	259,333
CR Bard, Inc.	755	153,016
DENTSPLY SIRONA, Inc.	2,438	150,254

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp. (a)	2,195	$193,621
Hologic, Inc. (a)	2,517	86,837
Intuitive Surgical, Inc. (a)	379	227,798
Medtronic PLC	14,348	1,076,100
St. Jude Medical, Inc.	2,885	158,675
Stryker Corp.	3,210	344,401
Varian Medical Systems, Inc. (a)	993	79,460
Zimmer Biomet Holdings, Inc.	1,823	194,386

		4,110,506
Health Care Providers & Services — 2.7%
Aetna, Inc.	3,567	400,752
AmerisourceBergen Corp.	1,978	171,196
Anthem, Inc.	2,669	370,964
Cardinal Health, Inc.	3,340	273,713
Centene Corp. (a)	1,733	106,701
Cigna Corp.	2,610	358,196
DaVita HealthCare Partners, Inc. (a)	1,670	122,545
Express Scripts Holding Co. (a)	6,802	467,229
HCA Holdings, Inc. (a)	3,115	243,126
Henry Schein, Inc. (a)	825	142,420
Humana, Inc.	1,518	277,718
Laboratory Corp. of America Holdings (a)	1,042	122,049
McKesson Corp.	2,334	367,022
Patterson Cos., Inc.	887	41,272
Quest Diagnostics, Inc.	1,435	102,531
Tenet Healthcare Corp. (a)	1,062	30,724
UnitedHealth Group, Inc.	9,705	1,250,975
Universal Health Services, Inc., Class B	917	114,368

		4,963,501
Health Care Technology — 0.1%
Cerner Corp. (a)	3,078	163,011
Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	4,592	242,320
Chipotle Mexican Grill, Inc. (a)	306	144,117
Darden Restaurants, Inc.	1,174	77,836
Marriott International, Inc., Class A	1,917	136,451
McDonald’s Corp.	9,199	1,156,130
Royal Caribbean Cruises Ltd.	1,715	140,887
Starbucks Corp.	15,060	899,082
Starwood Hotels & Resorts Worldwide, Inc.	1,724	143,833
Wyndham Worldwide Corp.	1,139	87,054
Wynn Resorts Ltd.	831	77,640
Yum! Brands, Inc.	4,164	340,823

		3,446,173
Household Durables — 0.4%
DR Horton, Inc.	3,381	102,208
Garmin Ltd.	1,226	48,991
Harman International Industries, Inc.	734	65,355
Leggett & Platt, Inc.	1,408	68,147
Lennar Corp., Class A	1,865	90,191
Mohawk Industries, Inc. (a)	639	121,985
Newell Rubbermaid, Inc. (b)	2,686	118,963
PulteGroup, Inc.	3,325	62,211
Whirlpool Corp.	782	141,026

		819,077
Household Products — 2.0%
Church & Dwight Co., Inc.	1,327	122,323
Clorox Co.	1,333	168,038
Colgate-Palmolive Co.	9,099	642,844
Kimberly-Clark Corp.	3,683	495,400
Procter & Gamble Co.	27,085	2,229,366

		3,657,971

Common Stocks	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	6,698	$79,036
NRG Energy, Inc.	3,283	42,712

		121,748
Industrial Conglomerates — 2.6%
3M Co.	6,181	1,029,940
Danaher Corp.	6,099	578,551
General Electric Co.	95,203	3,026,503
Roper Technologies, Inc.	1,031	188,436

		4,823,430
Insurance — 2.6%
Aflac, Inc.	4,307	271,944
Allstate Corp.	3,867	260,520
American International Group, Inc.	11,739	634,493
Aon PLC	2,768	289,118
Assurant, Inc.	646	49,839
Chubb Ltd.	4,684	558,099
Cincinnati Financial Corp.	1,530	100,001
Hartford Financial Services Group, Inc.	4,043	186,301
Lincoln National Corp.	2,465	96,628
Loews Corp.	2,709	103,646
Marsh & McLennan Cos., Inc.	5,284	321,214
MetLife, Inc.	11,167	490,678
Principal Financial Group, Inc.	2,794	110,223
Progressive Corp.	5,985	210,313
Prudential Financial, Inc.	4,535	327,518
Torchmark Corp.	1,136	61,526
Travelers Cos., Inc.	3,022	352,698
Unum Group	2,433	75,228
Willis Towers Watson PLC	1,410	167,311
XL Group PLC	2,974	109,443

		4,776,741
Internet & Catalog Retail — 2.0%
Amazon.com, Inc. (a)	3,939	2,338,348
Expedia, Inc.	1,212	130,678
Netflix, Inc. (a)	4,369	446,643
Priceline Group, Inc. (a)	505	650,925
TripAdvisor, Inc. (a)	1,178	78,337

		3,644,931
Internet Software & Services — 4.3%
Akamai Technologies, Inc. (a)	1,784	99,137
Alphabet, Inc.:
Class A (a)	2,986	2,278,019
Class C (a)	3,031	2,257,943
eBay, Inc. (a)	11,037	263,343
Facebook, Inc., Class A (a)	23,411	2,671,195
VeriSign, Inc. (a)	961	85,087
Yahoo!, Inc. (a)	8,890	327,241

		7,981,965
IT Services — 3.7%
Accenture PLC, Class A	6,406	739,252
Alliance Data Systems Corp. (a)	598	131,560
Automatic Data Processing, Inc.	4,689	420,650
Cognizant Technology Solutions Corp., Class A (a)	6,223	390,182
CSRA, Inc.	1,428	38,413
Fidelity National Information Services, Inc.	2,803	177,458
Fiserv, Inc. (a)(b)	2,276	233,472
International Business Machines Corp.	9,021	1,366,230
MasterCard, Inc., Class A	10,004	945,378
Paychex, Inc.	3,281	177,207
PayPal Holdings, Inc. (a)	11,358	438,419
Teradata Corp. (a)	1,400	36,736

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

Common Stocks	Shares	Value
IT Services (continued)
Total System Services, Inc.	1,753	$83,408
Visa, Inc., Class A	19,588	1,498,090
Western Union Co.	5,148	99,305
Xerox Corp.	9,855	109,982

		6,885,742
Leisure Products — 0.1%
Hasbro, Inc.	1,131	90,593
Mattel, Inc. (b)	3,488	117,267

		207,860
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	3,336	132,940
Illumina, Inc. (a)	1,508	244,462
PerkinElmer, Inc.	1,100	54,406
Thermo Fisher Scientific, Inc.	4,055	574,147
Waters Corp. (a)	834	110,021

		1,115,976
Machinery — 1.3%
Caterpillar, Inc.	5,928	453,729
Cummins, Inc.	1,642	180,521
Deere & Co. (b)	3,065	235,974
Dover Corp.	1,562	100,483
Flowserve Corp.	1,299	57,689
Illinois Tool Works, Inc.	3,340	342,150
Ingersoll-Rand PLC	2,623	162,652
PACCAR, Inc.	3,548	194,040
Parker-Hannifin Corp.	1,375	152,735
Pentair PLC	1,865	101,195
Snap-on, Inc.	603	94,665
Stanley Black & Decker, Inc.	1,548	162,865
Xylem, Inc.	1,866	76,319

		2,315,017
Media — 3.1%
Cablevision Systems Corp., New York Group, Class A	2,303	75,999
CBS Corp., Class B, Non-Voting Shares	4,293	236,501
Comcast Corp., Class A	24,788	1,514,051
Discovery Communications, Inc.:
Class A (a)(b)	1,525	43,661
Class C (a)	2,448	66,096
Interpublic Group of Cos., Inc.	4,080	93,636
News Corp.:
Class A	3,904	49,854
Class B	1,142	15,132
Omnicom Group, Inc.	2,435	202,665
Scripps Networks Interactive, Inc., Class A	973	63,732
TEGNA, Inc.	2,192	51,424
Time Warner Cable, Inc.	2,891	591,556
Time Warner, Inc.	8,056	584,463
Twenty-First Century Fox, Inc.:
Class A	11,830	329,820
Class B	4,049	114,182
Viacom, Inc., Class B	3,542	146,214
Walt Disney Co.	15,313	1,520,734

		5,699,720
Metals & Mining — 0.3%
Alcoa, Inc. (b)	13,563	129,934
Freeport-McMoRan, Inc.	12,753	131,866
Newmont Mining Corp.	5,343	142,017
Nucor Corp.	3,230	152,779

		556,596

Common Stocks	Shares	Value
Multiline Retail — 0.7%
Dollar General Corp.	2,983	$255,345
Dollar Tree, Inc. (a)	2,400	197,904
Kohl’s Corp.	1,901	88,606
Macy’s, Inc.	3,195	140,868
Nordstrom, Inc. (b)	1,323	75,689
Target Corp.	6,139	505,117

		1,263,529
Multi-Utilities — 1.3%
Ameren Corp.	2,513	125,901
CenterPoint Energy, Inc.	4,441	92,906
CMS Energy Corp.	2,819	119,638
Consolidated Edison, Inc.	2,998	229,707
Dominion Resources, Inc.	6,066	455,678
DTE Energy Co.	1,830	165,908
NiSource, Inc.	3,292	77,560
PG&E Corp.	5,026	300,153
Public Service Enterprise Group, Inc.	5,167	243,572
SCANA Corp.	1,480	103,822
Sempra Energy	2,411	250,865
TECO Energy, Inc.	2,436	67,063
WEC Energy Group, Inc.	3,217	193,245

		2,426,018
Oil, Gas & Consumable Fuels — 5.7%
Anadarko Petroleum Corp.	5,180	241,233
Apache Corp.	3,842	187,528
Cabot Oil & Gas Corp.	4,650	105,602
Chesapeake Energy Corp.	5,314	21,894
Chevron Corp.	19,205	1,832,157
Cimarex Energy Co.	975	94,838
Columbia Pipeline Group, Inc.	4,052	101,705
Concho Resources, Inc. (a)	1,310	132,362
ConocoPhillips	12,595	507,201
Devon Energy Corp.	5,178	142,084
EOG Resources, Inc.	5,602	406,593
EQT Corp.	1,636	110,037
Exxon Mobil Corp.	42,362	3,541,040
Hess Corp.	2,681	141,155
Kinder Morgan, Inc.	18,719	334,321
Marathon Oil Corp.	8,660	96,472
Marathon Petroleum Corp.	5,400	200,772
Murphy Oil Corp.	1,682	42,370
Newfield Exploration Co. (a)	1,999	66,467
Noble Energy, Inc.	4,402	138,267
Occidental Petroleum Corp.	7,781	532,454
ONEOK, Inc.	2,195	65,543
Phillips 66	4,774	413,381
Pioneer Natural Resources Co.	1,654	232,784
Range Resources Corp. (b)	1,784	57,766
Southwestern Energy Co. (a)	3,980	32,119
Spectra Energy Corp.	6,834	209,120
Tesoro Corp.	1,217	104,674
Valero Energy Corp.	4,788	307,102
Williams Cos., Inc.	7,059	113,438

		10,512,479
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	2,243	211,537
Pharmaceuticals — 5.4%
Allergan PLC (a)	4,027	1,079,357
Bristol-Myers Squibb Co.	17,042	1,088,643
Eli Lilly & Co.	9,913	713,835
Endo International PLC (a)	2,047	57,623

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson	28,161	$3,047,020
Mallinckrodt PLC (a)	1,139	69,798
Merck & Co., Inc.	28,294	1,497,036
Mylan NV (a)	4,165	193,048
Perrigo Co. PLC	1,500	191,895
Pfizer, Inc.	61,749	1,830,240
Zoetis, Inc.	4,629	205,204

		9,973,699
Professional Services — 0.3%
Dun & Bradstreet Corp.	377	38,861
Equifax, Inc.	1,225	140,005
Nielsen Holdings NV	3,668	193,157
Robert Half International, Inc.	1,308	60,927
Verisk Analytics, Inc. (a)	1,559	124,595

		557,545
Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	4,330	443,262
Apartment Investment & Management Co., Class A	1,610	67,330
AvalonBay Communities, Inc.	1,404	267,041
Boston Properties, Inc.	1,573	199,897
Crown Castle International Corp.	3,378	292,197
Equinix, Inc.	706	233,481
Equity Residential	3,685	276,486
Essex Property Trust, Inc.	665	155,517
Extra Space Storage, Inc.	1,294	120,937
Federal Realty Investment Trust	705	110,015
General Growth Properties, Inc.	5,958	177,131
HCP, Inc.	4,790	156,058
Host Hotels & Resorts, Inc.	7,778	129,893
Iron Mountain, Inc.	2,001	67,854
Kimco Realty Corp.	4,278	123,121
Macerich Co.	1,292	102,378
Prologis, Inc.	5,263	232,519
Public Storage	1,497	412,918
Realty Income Corp.	2,541	158,838
Simon Property Group, Inc.	3,162	656,714
SL Green Realty Corp.	1,032	99,980
UDR, Inc.	2,756	106,189
Ventas, Inc.	3,407	214,505
Vornado Realty Trust	1,814	171,293
Welltower, Inc.	3,614	250,595
Weyerhaeuser Co.	8,005	247,995

		5,474,144
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A (a)	3,002	86,518
Road & Rail — 0.8%
CSX Corp.	9,829	253,097
JB Hunt Transport Services, Inc.	900	75,816
Kansas City Southern	1,097	93,739
Norfolk Southern Corp.	3,057	254,495
Ryder System, Inc.	568	36,795
Union Pacific Corp.	8,654	688,426

		1,402,368
Semiconductors & Semiconductor Equipment — 2.8%
Analog Devices, Inc.	3,137	185,679
Applied Materials, Inc.	11,589	245,455
Broadcom Ltd.	3,774	583,083
First Solar, Inc. (a)	774	52,996
Intel Corp.	48,110	1,556,360
KLA-Tencor Corp.	1,596	116,205
Lam Research Corp.	1,638	135,299

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Linear Technology Corp.	2,483	$110,642
Microchip Technology, Inc. (b)	2,117	102,039
Micron Technology, Inc. (a)	10,475	109,673
NVIDIA Corp.	5,233	186,452
Qorvo, Inc. (a)	1,303	65,684
QUALCOMM, Inc.	15,239	779,322
Skyworks Solutions, Inc.	1,976	153,930
Texas Instruments, Inc.	10,282	590,392
Xilinx, Inc.	2,626	124,551

		5,097,762
Software — 4.4%
Activision Blizzard, Inc.	5,159	174,581
Adobe Systems, Inc. (a)	5,098	478,192
Autodesk, Inc. (a)	2,279	132,888
CA, Inc.	3,021	93,017
Citrix Systems, Inc. (a)	1,568	123,213
Electronic Arts, Inc. (a)	3,136	207,321
Intuit, Inc.	2,622	272,714
Microsoft Corp. (d)	80,693	4,456,674
Oracle Corp.	32,155	1,315,461
Red Hat, Inc. (a)	1,877	139,855
Salesforce.com, Inc. (a)	6,424	474,284
Symantec Corp.	6,604	121,382

		7,989,582
Specialty Retail — 2.7%
Advance Auto Parts, Inc.	759	121,698
AutoNation, Inc. (a)	724	33,796
AutoZone, Inc. (a)	309	246,177
Bed Bath & Beyond, Inc. (a)	1,635	81,161
Best Buy Co., Inc.	2,854	92,584
CarMax, Inc. (a)	2,030	103,733
GameStop Corp., Class A (b)	1,115	35,379
Gap, Inc.	2,340	68,796
Home Depot, Inc.	12,930	1,725,250
L Brands, Inc.	2,577	226,286
Lowe’s Cos., Inc.	9,336	707,202
O’Reilly Automotive, Inc. (a)	987	270,102
Ross Stores, Inc.	4,152	240,401
Signet Jewelers Ltd.	825	102,325
Staples, Inc.	6,626	73,085
Tiffany & Co.	1,162	85,268
TJX Cos., Inc.	6,830	535,131
Tractor Supply Co.	1,375	124,383
Urban Outfitters, Inc. (a)	856	28,325

		4,901,082
Technology Hardware, Storage & Peripherals — 4.2%
Apple Inc.	56,576	6,166,218
EMC Corp.	19,826	528,363
Hewlett Packard Enterprise Co.	17,500	310,275
Hewlett-Packard Co.	17,562	216,364
NetApp, Inc.	2,870	78,322
SanDisk Corp.	2,070	157,486
Seagate Technology PLC (b)	3,067	105,658
Western Digital Corp.	2,386	112,715

		7,675,401
Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.	2,861	114,697
Hanesbrands, Inc.	4,045	114,635
Michael Kors Holdings Ltd. (a)	1,818	103,553
NIKE, Inc., Class B	13,755	845,520
PVH Corp.	849	84,102
Ralph Lauren Corp.	582	56,023

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A (a)	1,864	$158,123
VF Corp.	3,483	225,559

		1,702,212
Tobacco — 1.8%
Altria Group, Inc.	19,987	1,252,385
Philip Morris International, Inc.	15,809	1,551,021
Reynolds American, Inc.	8,414	423,308

		3,226,714
Trading Companies & Distributors — 0.2%
Fastenal Co. (b)	2,928	143,472
United Rentals, Inc. (a)	900	55,971
W.W. Grainger, Inc. (b)	572	133,522

		332,965
Water Utilities — 0.1%
American Water Works Co., Inc.	1,821	125,522
Total Long-Term Investments (Cost — $68,564,361) — 99.7%		183,195,234

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (c)(e)	439,712	$ 439,712

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (c)(e)(f)	$1,552	1,551,648
Total Short-Term Securities (Cost — $1,991,360) — 1.1%		1,991,360
Total Investments (Cost — $70,555,721*) — 100.8%		185,186,594
Liabilities in Excess of Other Assets — (0.8)%		(1,525,888)

Net Assets — 100.0%		$183,660,706

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$75,997,532

Gross unrealized appreciation	$111,473,819
Gross unrealized depreciation	(2,284,757)

Net unrealized appreciation	$109,189,062

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Income	Realized Gain
BlackRock, Inc.	1,316	—	(34)	1,282	$436,611	$2,936	$ 4,342
BlackRock Liquidity Funds, TempFund, Institutional Class	2,417,775	—	(1,978,063)[1]	439,712	$439,712	$3,657	—
BlackRock Liquidity Series, LLC, Money Market Series	$4,672,922	—	$(3,121,274)[2]	$1,551,648	$1,551,648	$2,874[3]	—
PNC Financial Services Group, Inc.	5,319	—	(202)	5,117	$432,745	$2,631	$ 9,550
Total					$2,860,716	$12,098	$13,892

[1]	Represents net shares sold.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	All or a portion of security has been pledged in connection with outstanding futures contracts.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock S&P 500 Index V.I. Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
4	E-Mini S&P 500 Index	June 2016	$410,300	$15,931

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$183,195,234	—	—	$183,195,234
Short-Term Securities	439,712	$1,551,648	—	1,991,360

Total	$183,634,946	$1,551,648	—	$185,186,594

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$15,931	—	—	$15,931

[1]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $1,551,648 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	7

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd., Series 2012-1AR, Class BR, 2.64%, 9/20/23 (a)(b)	USD	250	$249,754
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class A2, 1.16%, 12/25/33 (b)		122	98,095
ALM V Ltd., Series 2012-5A, Class A2R, 2.77%, 10/18/27 (a)(b)		250	245,000
ALM XIV Ltd., Series 2014-14A, Class A1, 2.05%, 7/28/26 (a)(b)		1,250	1,238,963
AMMC CLO IX Ltd., Series 2011-9AR, Class B1R, 3.13%, 1/15/22 (a)(b)		290	290,000
Anchorage Capital CLO Ltd., Series 2013-1A, Class A2A, 2.37%, 7/13/25 (a)(b)		250	239,725
Apidos CLO XII, Series 2013-12A, Class A, 1.72%, 4/15/25 (a)(b)		500	490,950
Apidos CLO XV, Series 2013-15A, Class A1, 1.97%, 10/20/25 (a)(b)		500	492,222
AVANT Loans Funding Trust, Series 2015-A, Class A, 4.00%, 8/16/21 (a)		139	136,719
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (a)		97	94,268
Series 2015-2, Class A, 3.34%, 11/15/48 (a)		99	101,203
Babson CLO Ltd., Series 2013-IA, Class A, 1.72%, 4/20/25 (a)(b)		250	243,317
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 2.02%, 10/22/25 (a)(b)		250	247,423
Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, 1.43%, 5/28/39 (a)(b)		173	125,319
Bayview Opportunity Master Fund IIIA Trust, Series 2014-16RP, Class A, 3.84%, 11/28/29 (a)(c)		56	55,903
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (b)		40	18,893
Series 2000-A, Class A3, 7.83%, 6/15/30 (b)		37	18,107
Series 2000-A, Class A4, 8.29%, 6/15/30 (b)		64	32,852
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-HE10, Class 22A, 0.57%, 12/25/36 (b)		84	62,628
Series 2007-FS1, Class 1A3, 0.60%, 5/25/35 (b)		87	69,756
Series 2007-HE2, Class 23A, 0.57%, 3/25/37 (b)		74	54,129
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 1.24%, 1/25/36 (b)		30	27,871
BlueMountain CLO Ltd., Series 2013-2A, Class A, 1.82%, 1/22/25 (a)(b)		250	245,663
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 2.01%, 1/20/25 (a)(b)		300	298,027

Asset-Backed Securities		Par (000)	Value
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, 0.55%, 10/25/36 (b)	USD	96	$49,689
Series 2006-FRE2, Class A5, 0.51%, 10/25/36 (b)		32	16,650
Series 2006-NC2, Class A3, 0.58%, 6/25/36 (b)		500	415,956
Series 2007-HE1, Class A2, 0.58%, 6/25/37 (b)		703	628,147
Series 2007-RFC1, Class A4, 0.65%, 12/25/36 (b)		100	52,330
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		70	69,989
CIFC Funding Ltd.:
Series 2011-1AR, Class A1R, 1.59%, 1/19/23 (a)(b)		84	84,072
Series 2014-2A, Class A1L, 2.10%, 5/24/26 (a)(b)		250	247,625
Citigroup Mortgage Loan Trust, Series 2006-NC1, Class A2D, 0.69%, 8/25/36 (b)		100	70,909
Colony American Homes, Series 2015-1A, Class A, 1.64%, 7/17/32 (a)(b)		100	97,580
Conseco Finance Securitizations Corp., Series 2000-4, Class A6, 8.31%, 5/01/32 (b)		158	98,364
Conseco Financial Corp., Series 1997-3, Class M1, 7.53%, 3/15/28 (b)		65	63,497
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 1.06%, 9/25/33 (b)		127	116,688
Series 2004-5, Class A, 1.34%, 10/25/34 (b)		143	139,888
Series 2006-S10, Class A3, 0.75%, 10/25/36 (b)		84	69,530
Series 2006-SPS1, Class A, 0.66%, 12/25/25 (b)		4	13,698
Series 2007-S3, Class A3, 0.81%, 5/25/37 (b)		110	79,432
Credit-Based Asset Servicing & Securitization LLC, Series 2006-SL1, Class A2, 6.06%, 9/25/36 (a)(c)		98	24,713
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.74%, 10/20/43 (a)(b)		27	26,184
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 6/25/35		21	20,733
Series 2006-S5, Class A5, 6.16%, 6/25/35		18	16,020
Series 2007-S1, Class A3, 5.81%, 11/25/36 (b)		116	114,825
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 0.73%, 12/15/33 (a)(b)		40	33,401
CWHEQ Revolving Home Equity Loan Trust, Series 2005-B, Class 2A, 0.62%, 5/15/35 (b)		51	42,322

Portfolio Abbreviations

AGM	Assurance Guaranty Municipal Corp.	COP	Colombian Peso	MXN	Mexican Peso
AMBAC	AMBAC Assurance Corp.	EUR	Euro	MXIBTIIE	Mexican Equilibrium Interbank Interest Rate
AUD	Australian Dollar	GBP	British Pound	OTC	Over-the-counter
BRL	Brazilian Real	GO	General Obligation	PLN	Polish Zloty
BZDIOVER	Overnight Brazil CETIP Interbank Rate	IDR	Indonesian Rupiah	RB	Revenue Bonds
CDO	Collateralized Debt Obligation	JPY	Japanese Yen	RUB	Russian Ruble
CLO	Collateralized Loan Obligation	KRW	South Korean Won	TBA	To-be-announced
CNH	Chinese Yuan Offshore	LIBOR	London Interbank Offered Rate	USD	U.S. Dollar
CNY	Chinese Yuan

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Asset-Backed Securities		Par (000)	Value
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)	USD	222	$217,743
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 2.00%, 1/15/25 (a)(b)		260	258,495
Flatiron CLO Ltd., Series 2011-1A, Class A, 2.17%, 1/15/23 (a)(b)		310	307,946
GFT Mortgage Loan Trust, Series 2015-GFT2, Class A, 4.34%, 6/25/59 (a)(c)		209	207,990
GMACM Home Equity Loan Trust, Series 2006-HE4, Class A2, 0.62%, 12/25/36 (b)		206	179,312
GSAMP Trust:
Series 2006-FM2, Class A2B, 0.55%, 9/25/36 (b)		92	39,380
Series 2007-H1, Class A1B, 0.63%, 1/25/47 (b)		36	22,336
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.89%, 10/28/24 (a)(b)		250	245,260
Highbridge Loan Management Ltd.:
Series 2012-1AR, Class A2R, 2.87%, 9/20/22 (a)(b)		250	249,968
Series 6A-2015, Class A, 2.07%, 5/05/27 (a)(b)		250	246,967
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.37%, 7/25/36 (c)		98	39,017
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.80%, 4/15/36 (b)		40	35,255
ING Investment Management CLO Ltd., Series 2013-2A, Class A1, 1.77%, 4/25/25 (a)(b)		250	245,381
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.44%, 6/17/31 (a)(b)		100	97,394
Series 2014-SFR3, Class A, 1.64%, 12/17/31 (a)(b)		100	97,931
Series 2015-SFR3, Class A, 1.74%, 8/17/32 (a)(b)		99	97,236
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (c)		322	178,291
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 4/15/40 (b)		90	94,489
Series 2001-B, Class M2, 7.17%, 4/15/40 (b)		278	182,163
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (a)		128	127,399
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A3, 0.59%, 11/25/36 (b)		105	41,611
Series 2006-10, Class 2A4, 0.65%, 11/25/36 (b)		79	31,607
Series 2006-2, Class 2A3, 0.62%, 3/25/46 (b)		452	171,725
Series 2006-3, Class 2A3, 0.61%, 5/25/46 (b)		276	91,038
Series 2006-4, Class 2A4, 0.69%, 5/25/36 (b)		68	26,927
Series 2006-9, Class 2A3, 0.59%, 10/25/36 (b)		128	47,042
Series 2006-9, Class 2A4, 0.66%, 10/25/36 (b)		150	56,075
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 1.04%, 12/25/34 (b)		155	138,132

Asset-Backed Securities		Par (000)	Value
Navient Private Education Loan Trust:
Series 2014-CTA, Class B, 2.19%, 10/17/44 (a)(b)	USD	200	$182,362
Series 2015-AA, Class A3, 2.13%, 11/15/30 (a)(b)		103	97,053
Series 2016-AA, Class A2B, 2.71%, 12/15/45 (a)(b)		210	204,561
Series 2016-AA, Class B, 3.50%, 12/16/58 (a)		100	84,235
NextGear Floorplan Master Owner Trust, Series 2015-1A, Class B, 2.18%, 7/15/19 (a)(b)		100	98,991
Northwoods Capital IX Ltd., Series 2012-9A, Class A, 2.04%, 1/18/24 (a)(b)		260	258,052
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A4, 6.93%, 9/15/31 (b)		17	14,419
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.74%, 7/17/25 (a)(b)		260	253,630
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.89%, 8/23/24 (a)(b)		225	223,215
OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		198	197,503
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2, 1.08%, 7/25/33 (b)		230	212,388
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.77%, 7/22/25 (a)(b)		390	382,941
OZLM Funding Ltd., Series 2012-2A, Class A1, 2.10%, 10/30/23 (a)(b)		360	359,689
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 1.87%, 2/20/25 (a)(b)		250	244,800
RASC Trust, Series 2003-KS5, Class AIIB, 1.02%, 7/25/33 (b)		83	73,027
RCO Mortgage LLC, Series 2015-NQM1, Class A, 3.92%, 6/25/23 (a)(b)		67	66,876
RMAT LLC, Series 2015-RPL1, Class A1, 3.97%, 5/26/20 (a)(c)		93	91,881
Santander Drive Auto Receivables Trust:
Series 2014-S2, Class R, 1.43%, 11/16/18 (a)		6	6,014
Series 2014-S3, Class R, 1.43%, 2/19/19 (a)		6	5,995
Series 2014-S4, Class R, 1.43%, 4/16/19 (a)		10	10,328
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		7	7,454
Scholar Funding Trust, Series 2011-A, Class A, 1.52%, 10/28/43 (a)(b)		131	125,400
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3D, 0.64%, 10/25/36 (b)		100	57,056
SLM Private Credit Student Loan Trust:
Series 2004-B, Class A2, 0.83%, 6/15/21 (b)		93	92,234
Series 2004-B, Class A3, 0.96%, 3/15/24 (b)		50	45,647
Series 2006-C, Class A4, 0.80%, 3/15/23 (b)		47	45,759
SLM Private Education Loan Trust:
Series 2011-B, Class A3, 2.69%, 6/16/42 (a)(b)		100	101,648
Series 2012-A, Class A1, 1.84%, 8/15/25 (a)(b)		222	221,905
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		385	394,833
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		500	509,503

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Asset-Backed Securities		Par (000)	Value
SMB Private Education Loan Trust:
Series 2014-A, Class A1, 0.94%, 9/15/21 (a)(b)	USD	101	$100,842
Series 2015-B, Class A3, 2.19%, 5/17/32 (a)(b)		560	539,969
Series 2015-B, Class B, 3.50%, 12/17/40 (a)		100	95,904
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.74%, 1/25/35 (b)		213	194,806
Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, 3.72%, 11/16/44 (a)(c)		45	45,168
SWAY Residential Trust, Series 2014-1, Class A, 1.74%, 1/17/32 (a)(b)		193	190,101
Symphony CLO XII Ltd., Series 2013-12A, Class A, 1.92%, 10/15/25 (a)(b)		255	249,980
Symphony CLO XV Ltd., Series 2014-15A, Class B1, 2.82%, 10/17/26 (a)(b)		250	239,195
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.68%, 5/17/32 (a)(b)		100	97,423
U.S. Residential Opportunity Fund Trust, Series 2015-1III, Class A, 3.72%, 1/27/35 (a)		142	141,123
Venture XIX CLO Ltd., Series 2014-19A, Class A, 2.22%, 1/15/27 (a)(b)		250	246,922
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 0.56%, 7/25/37 (a)(b)		143	126,219
WVUE, Series 2015-1A, Class A, 4.50%, 9/25/20 (a)(c)		80	78,504
Total Asset-Backed Securities — 7.3%			18,558,694

Corporate Bonds
Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (a)		39	39,620
3.85%, 12/15/25 (a)		25	25,725
4.75%, 10/07/44 (a)		8	8,347
Boeing Co.:
2.20%, 10/30/22		11	10,935
2.60%, 10/30/25		16	16,269
Lockheed Martin Corp.:
3.10%, 1/15/23		16	16,595
3.55%, 1/15/26		44	46,608
3.60%, 3/01/35		68	66,137
4.50%, 5/15/36		18	19,362
4.07%, 12/15/42		44	44,459
4.70%, 5/15/46		50	55,907
Northrop Grumman Corp., 3.85%, 4/15/45		38	37,604
United Technologies Corp.:
1.78%, 5/04/18 (c)	USD	284	284,662
4.15%, 5/15/45		58	60,196

			732,426
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34		123	132,903
3.90%, 2/01/35		27	26,137
4.10%, 2/01/45		88	83,709
4.75%, 11/15/45		54	57,150
4.55%, 4/01/46		94	96,604

			396,503

Corporate Bonds		Par (000)	Value
Airlines — 0.2%
American Airlines Group, Inc., 4.63%, 3/01/20 (a)	USD	69	$67,620
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		263	256,017
Southwest Airlines Co.:
2.75%, 11/06/19		33	33,947
2.65%, 11/05/20		81	82,589
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (a)		40	38,461
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		18	17,909

			496,543
Auto Components — 0.1%
BorgWarner, Inc., 3.38%, 3/15/25		67	65,648
Delphi Automotive PLC, 4.25%, 1/15/26		100	104,382

			170,030
Automobiles — 0.1%
Daimler Finance North America LLC, 2.45%, 5/18/20 (a)		150	151,585
Banks — 1.9%
Bank of America Corp.:
2.25%, 4/21/20		501	496,162
3.30%, 1/11/23		202	203,697
3.88%, 8/01/25		381	394,884
4.88%, 4/01/44		22	23,973
BB&T Corp., 2.45%, 1/15/20		96	97,665
Citigroup, Inc.:
1.80%, 2/05/18		142	141,856
2.50%, 9/26/18		191	193,921
2.50%, 7/29/19		273	276,669
3.50%, 5/15/23		114	113,975
3.88%, 3/26/25		135	133,768
Cooperatieve Rabobank UA, 4.38%, 8/04/25		250	257,400
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (a)		700	700,070
JPMorgan Chase & Co.:
1.35%, 2/15/17		225	225,495
2.20%, 10/22/19		71	72,217
2.75%, 6/23/20		42	43,010
2.55%, 10/29/20		205	207,761
3.88%, 9/10/24		261	267,669
3.90%, 7/15/25		196	207,788
4.25%, 10/01/27		95	98,812
U.S. Bancorp, 2.95%, 7/15/22		190	195,028
Wells Fargo & Co.:
2.60%, 7/22/20		77	78,793
2.55%, 12/07/20		95	96,741
3.55%, 9/29/25		175	183,464
3.90%, 5/01/45		130	130,015
4.90%, 11/17/45		51	54,740

			4,895,573
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		316	324,717
3.30%, 2/01/23		185	192,330
3.65%, 2/01/26		245	257,645
4.70%, 2/01/36		75	81,053
4.90%, 2/01/46		110	122,932
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		35	33,252
Molson Coors Brewing Co., 5.00%, 5/01/42		25	26,009
PepsiCo., Inc., 4.45%, 4/14/46		140	156,093

			1,194,031

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Biotechnology — 0.8%
AbbVie, Inc.:
2.50%, 5/14/20	USD	439	$446,934
2.90%, 11/06/22		106	107,873
4.50%, 5/14/35		71	73,770
4.40%, 11/06/42		102	103,051
Amgen, Inc.:
2.13%, 5/01/20		107	108,311
5.65%, 6/15/42		101	118,772
4.40%, 5/01/45		88	89,819
Biogen, Inc.:
2.90%, 9/15/20		44	45,283
3.63%, 9/15/22		76	80,385
4.05%, 9/15/25		63	67,327
5.20%, 9/15/45		50	55,460
Celgene Corp.:
2.25%, 5/15/19		81	82,175
3.25%, 8/15/22		82	84,675
Gilead Sciences, Inc.:
2.35%, 2/01/20		20	20,463
3.65%, 3/01/26		74	78,635
4.60%, 9/01/35		27	29,303
4.80%, 4/01/44		246	269,403
4.50%, 2/01/45		55	58,257
4.75%, 3/01/46		75	82,094

			2,001,990
Building Products — 0.0%
Standard Industries, Inc., 6.00%, 10/15/25 (a)		34	35,955
Capital Markets — 1.2%
Bank of New York Mellon Corp., 2.10%, 1/15/19		176	178,323
Credit Suisse AG, 3.00%, 10/29/21		259	264,188
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20		250	246,711
Goldman Sachs Group, Inc.:
2.63%, 1/31/19		263	268,200
2.60%, 4/23/20		138	139,137
2.75%, 9/15/20		65	65,945
3.50%, 1/23/25		73	73,681
3.75%, 5/22/25		452	462,462
4.80%, 7/08/44		45	47,052
4.75%, 10/21/45		98	102,431
Jefferies Group LLC, 6.50%, 1/20/43		30	26,727
Morgan Stanley:
2.80%, 6/16/20		239	243,353
3.75%, 2/25/23		105	109,406
3.70%, 10/23/24		126	130,135
4.00%, 7/23/25		406	424,528
3.88%, 1/27/26		187	195,080
4.30%, 1/27/45		137	137,855

			3,115,214
Chemicals — 0.2%
Agrium, Inc., 4.13%, 3/15/35		46	39,973
CF Industries, Inc.:
3.45%, 6/01/23		60	58,036
5.38%, 3/15/44		92	84,628
Dow Chemical Co.:
4.38%, 11/15/42		23	22,077
4.63%, 10/01/44		39	39,022
Eastman Chemical Co., 4.80%, 9/01/42		59	55,955
Ecolab, Inc., 2.25%, 1/12/20		64	64,652
Monsanto Co., 3.60%, 7/15/42		56	45,230
Sherwin-Williams Co., 4.00%, 12/15/42		20	19,105

			428,678

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies — 0.2%
Aviation Capital Group Corp., 2.88%, 9/17/18 (a)	USD	160	$160,653
Republic Services, Inc., 3.20%, 3/15/25		121	121,643
Waste Management, Inc.:
3.13%, 3/01/25		47	48,167
3.90%, 3/01/35		56	54,358

			384,821
Communications Equipment — 0.1%
Harris Corp.:
2.70%, 4/27/20		28	28,079
4.85%, 4/27/35		100	103,941
5.05%, 4/27/45		40	42,619
Juniper Networks, Inc., 3.30%, 6/15/20		63	63,888

			238,527
Consumer Finance — 1.6%
American Express Credit Corp.:
1.13%, 6/05/17		334	333,696
2.25%, 8/15/19		177	179,204
Capital One Financial Corp.:
4.75%, 7/15/21		5	5,479
4.20%, 10/29/25		107	108,338
Capital One N.A., 2.95%, 7/23/21		263	264,432
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		690	684,913
2.15%, 1/09/18		200	199,763
3.34%, 3/18/21		359	369,427
4.25%, 9/20/22		200	213,924
General Motors Financial Co., Inc.:
2.75%, 5/15/16		139	139,251
2.63%, 7/10/17		480	482,921
4.75%, 8/15/17		230	237,429
3.10%, 1/15/19		41	41,490
3.70%, 11/24/20		117	119,236
3.45%, 4/10/22		88	86,405
4.00%, 1/15/25		151	146,653
Synchrony Financial:
2.60%, 1/15/19		94	94,201
2.70%, 2/03/20		48	47,563
4.50%, 7/23/25		105	108,002
Toyota Motor Credit Corp., 2.75%, 5/17/21		159	164,709

			4,027,036
Containers & Packaging — 0.0%
International Paper Co.:
3.65%, 6/15/24		59	59,873
4.80%, 6/15/44		66	63,562

			123,435
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., 3.13%, 3/15/26		307	314,781
BP Capital Markets PLC, 2.24%, 5/10/19		459	464,564
General Electric Capital Corp.:
3.15%, 9/07/22		153	163,125
3.10%, 1/09/23		201	212,843
Intercontinental Exchange, Inc.:
2.75%, 12/01/20		58	59,221
3.75%, 12/01/25		37	37,677
Moody’s Corp., 4.50%, 9/01/22		54	58,690
Shell International Finance BV:
2.13%, 5/11/20		455	459,218
4.13%, 5/11/35		291	298,168
3.63%, 8/21/42		44	39,380
Woodside Finance Ltd., 3.65%, 3/05/25 (a)		16	14,863

			2,122,530

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services — 1.2%
AT&T Inc.:
2.38%, 11/27/18	USD	69	$70,486
2.30%, 3/11/19		91	92,911
2.45%, 6/30/20		184	186,451
4.60%, 2/15/21		451	493,409
3.88%, 8/15/21		123	130,886
3.00%, 6/30/22		423	429,150
3.40%, 5/15/25		365	365,855
6.38%, 3/01/41		43	50,068
4.30%, 12/15/42		104	95,192
4.75%, 5/15/46		45	43,896
Verizon Communications, Inc.:
2.63%, 2/21/20		231	237,685
3.45%, 3/15/21		212	225,016
5.05%, 3/15/34		55	59,612
4.40%, 11/01/34		224	226,452
3.85%, 11/01/42		350	317,839
4.86%, 8/21/46		128	134,979

			3,159,887
Electric Utilities — 0.9%
Alabama Power Co., 2.80%, 4/01/25		21	21,199
Commonwealth Edison Co., 4.70%, 1/15/44		91	103,604
Duke Energy Carolinas LLC:
4.25%, 12/15/41		180	192,404
3.75%, 6/01/45		53	52,266
Duke Energy Corp.:
3.05%, 8/15/22		6	6,057
3.75%, 4/15/24		75	78,412
4.80%, 12/15/45		75	79,802
Duke Energy Florida LLC, 3.85%, 11/15/42		53	51,456
Entergy Arkansas, Inc., 3.70%, 6/01/24		172	183,616
Exelon Corp., 2.85%, 6/15/20		161	164,300
Florida Power & Light Co., 3.80%, 12/15/42		44	44,836
Georgia Power Co., 3.00%, 4/15/16		153	153,100
PacifiCorp:
3.60%, 4/01/24		284	303,844
3.35%, 7/01/25		251	264,648
Progress Energy, Inc., 4.88%, 12/01/19		16	17,547
Public Service Co. of Colorado, 2.50%, 3/15/23		103	103,084
Puget Sound Energy, Inc., 4.30%, 5/20/45		133	143,384
Southern California Edison Co., 1.25%, 11/01/17		47	46,891
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)		161	166,332

			2,176,782
Electrical Equipment — 0.0%
Rockwell Automation, Inc., 2.88%, 3/01/25		78	79,136
Energy Equipment & Services — 0.1%
Schlumberger Holdings Corp., 3.00%, 12/21/20 (a)		164	166,269
Transocean, Inc., 6.80%, 3/15/38		16	8,000

			174,269
Food & Staples Retailing — 0.4%
CVS Health Corp.:
4.00%, 12/05/23		76	83,781
4.88%, 7/20/35		326	363,480
5.30%, 12/05/43		27	31,878
Sysco Corp., 4.50%, 4/01/46		46	46,780
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44		335	332,929

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.:
2.55%, 4/11/23	USD	58	$59,666
4.00%, 4/11/43		35	37,077

			955,591
Food Products — 0.0%
Kraft Heinz Foods Co., 6.88%, 1/26/39		28	35,771
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories, 2.55%, 3/15/22		205	208,629
Becton Dickinson and Co.:
1.45%, 5/15/17		96	96,154
1.80%, 12/15/17		34	34,143
2.68%, 12/15/19		130	133,184
3.13%, 11/08/21		59	60,949
4.69%, 12/15/44		30	32,405
Boston Scientific Corp.:
2.65%, 10/01/18		82	83,453
2.85%, 5/15/20		100	101,560
3.85%, 5/15/25		109	113,031
Medtronic, Inc.:
2.50%, 3/15/20		67	69,332
3.13%, 3/15/22		63	66,497
3.63%, 3/15/24		345	370,441
4.63%, 3/15/44		190	212,310
4.63%, 3/15/45		93	104,087
St. Jude Medical, Inc.:
2.80%, 9/15/20		75	76,694
3.88%, 9/15/25		25	26,042
Stryker Corp.:
3.38%, 11/01/25		35	35,899
3.50%, 3/15/26		80	82,907
4.63%, 3/15/46		69	73,687
Zimmer Biomet Holdings, Inc.:
3.55%, 4/01/25		41	41,426
4.25%, 8/15/35		89	86,903

			2,109,733
Health Care Providers & Services — 0.9%
Aetna, Inc.:
4.50%, 5/15/42		88	89,449
4.13%, 11/07/42		32	30,858
AmerisourceBergen Corp.:
1.15%, 5/15/17		109	108,677
3.25%, 3/01/25		21	21,295
4.25%, 3/01/45		21	20,279
Anthem, Inc.:
1.88%, 1/15/18		276	276,874
2.30%, 7/15/18		457	462,200
Series A, 3.70%, 8/15/21		161	169,163
3.30%, 1/15/23		172	173,892
4.65%, 8/15/44		50	49,681
Baylor Scott & White Holdings, 4.19%, 11/15/45		40	40,499
Catholic Health Initiatives, 4.35%, 11/01/42		30	29,619
Cigna Corp., 3.25%, 4/15/25		181	180,500
Dignity Health, 5.27%, 11/01/64		90	97,515
Express Scripts Holding Co.:
1.25%, 6/02/17		79	78,839
3.90%, 2/15/22		63	65,686
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		63	63,265
Ochsner Clinic Foundation, 5.90%, 5/15/45		35	40,596
Southern Baptist Hospital of Florida, Inc., 4.86%, 7/15/45		35	38,740

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.:
2.70%, 7/15/20	USD	46	$47,785
2.88%, 12/15/21		85	88,270
3.35%, 7/15/22		45	47,871
4.63%, 7/15/35		16	17,862
3.95%, 10/15/42		133	133,810

			2,373,225
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.:
2.75%, 12/09/20		34	35,215
3.70%, 1/30/26		32	33,893
4.70%, 12/09/35		25	26,865
4.60%, 5/26/45		25	26,308
4.88%, 12/09/45		27	29,497

			151,778
Household Durables — 0.1%
Newell Rubbermaid, Inc.:
2.88%, 12/01/19		164	165,793
4.20%, 4/01/26		119	124,479

			290,272
Household Products — 0.1%
Kimberly-Clark Corp.:
1.90%, 5/22/19		185	188,132
2.65%, 3/01/25		35	35,591
2.75%, 2/15/26		67	68,480

			292,203
Industrial Conglomerates — 0.2%
Eaton Corp., 2.75%, 11/02/22		232	232,115
General Electric Co., 4.50%, 3/11/44		305	340,457

			572,572
Insurance — 1.5%
Aflac, Inc., 3.63%, 6/15/23		53	55,701
Allstate Corp., 3.15%, 6/15/23		43	44,207
American International Group, Inc.:
3.38%, 8/15/20		87	89,884
3.75%, 7/10/25		72	71,914
3.90%, 4/01/26		867	869,703
3.88%, 1/15/35		59	52,703
4.50%, 7/16/44		87	82,052
4.38%, 1/15/55		47	41,100
Aon PLC, 4.75%, 5/15/45		110	111,599
Lincoln National Corp., 3.35%, 3/09/25		31	29,804
Loews Corp., 2.63%, 5/15/23		53	52,278
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26		18	18,428
MassMutual Global Funding II, 2.35%, 4/09/19 (a)		200	204,384
MetLife, Inc., 4.05%, 3/01/45		143	135,275
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (a)		920	921,413
2.30%, 4/10/19 (a)		210	213,642
Prudential Financial, Inc.:
4.50%, 11/15/20		392	426,247
4.60%, 5/15/44		153	153,610
Travelers Cos., Inc., 4.60%, 8/01/43		120	135,259
XLIT Ltd., 2.30%, 12/15/18		85	85,276

			3,794,479
Internet & Catalog Retail — 0.1%
Amazon.com, Inc., 2.60%, 12/05/19		129	134,203

Corporate Bonds		Par (000)	Value
IT Services — 1.0%
Fidelity National Information Services, Inc., 3.63%, 10/15/20	USD	12	$12,402
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18 (a)		470	477,892
3.60%, 10/15/20 (a)		228	237,084
International Business Machines Corp., 3.45%, 2/19/26		780	818,761
MasterCard, Inc., 3.38%, 4/01/24		120	128,329
Total System Services, Inc., 4.80%, 4/01/26		235	242,483
Visa, Inc.:
2.80%, 12/14/22		198	206,488
3.15%, 12/14/25		291	303,768
4.15%, 12/14/35		53	56,954

			2,484,161
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc.:
3.30%, 2/15/22		76	77,472
3.65%, 12/15/25		31	31,531

			109,003
Machinery — 0.1%
Ingersoll-Rand Luxembourg Finance SA:
2.63%, 5/01/20		52	52,199
4.65%, 11/01/44		16	16,477
John Deere Capital Corp., 3.35%, 6/12/24		142	148,222

			216,898
Media — 1.6%
21st Century Fox America, Inc.:
3.70%, 9/15/24		48	50,535
3.70%, 10/15/25		25	26,177
4.75%, 9/15/44		37	38,301
4.95%, 10/15/45		12	12,830
CBS Corp., 2.30%, 8/15/19		96	96,992
CCO Safari II LLC:
3.58%, 7/23/20 (a)		118	120,577
4.46%, 7/23/22 (a)		336	351,210
4.91%, 7/23/25 (a)		145	152,948
6.38%, 10/23/35 (a)		99	109,292
Comcast Corp.:
2.75%, 3/01/23		443	457,782
3.38%, 8/15/25		279	296,771
3.15%, 3/01/26		580	603,873
4.25%, 1/15/33		35	37,275
4.40%, 8/15/35		139	150,594
4.60%, 8/15/45		45	49,924
Discovery Communications LLC:
3.45%, 3/15/25		59	55,695
4.90%, 3/11/26		392	404,161
4.88%, 4/01/43		29	25,490
Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		62	63,803
3.75%, 2/15/23		55	54,300
NBCUniversal Media LLC, 4.45%, 1/15/43		76	81,857
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		65	65,303
Time Warner Cable, Inc.:
5.00%, 2/01/20		58	62,957
4.13%, 2/15/21		160	169,054
4.00%, 9/01/21		22	23,021
5.50%, 9/01/41		63	62,478
4.50%, 9/15/42		9	7,989
Time Warner, Inc.:
2.10%, 6/01/19		260	262,241
3.60%, 7/15/25		50	51,322
4.65%, 6/01/44		121	118,339

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Media (continued)
Viacom, Inc.:
2.75%, 12/15/19	USD	19	$19,350
4.50%, 3/01/21		69	74,373

			4,156,814
Metals & Mining — 0.1%
Novelis, Inc., 8.75%, 12/15/20		310	312,883
Nucor Corp., 5.20%, 8/01/43		40	40,704

			353,587
Multiline Retail — 0.1%
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34		59	47,908
Target Corp.:
3.50%, 7/01/24		28	30,712
4.00%, 7/01/42		76	81,367

			159,987
Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20		50	50,946
3.50%, 2/01/25		50	52,780
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		44	48,434
CMS Energy Corp., 3.88%, 3/01/24		198	209,413
Consumers Energy Co., 3.95%, 5/15/43		44	45,229
Dominion Resources, Inc.:
1.95%, 8/15/16		161	161,509
2.50%, 12/01/19		171	172,936
DTE Electric Co., 3.95%, 6/15/42		53	54,614
DTE Energy Co.:
2.40%, 12/01/19		40	40,308
3.50%, 6/01/24		104	106,885
NiSource Finance Corp., 3.85%, 2/15/23		86	90,186
Pacific Gas & Electric Co.:
4.75%, 2/15/44		51	58,043
4.30%, 3/15/45		44	47,386
PG&E Corp., 2.40%, 3/01/19		71	71,947
Sempra Energy, 2.88%, 10/01/22		44	43,492
Virginia Electric & Power Co.:
3.45%, 2/15/24		50	52,402
4.45%, 2/15/44		44	47,994
4.20%, 5/15/45		143	150,207

			1,504,711
Oil, Gas & Consumable Fuels — 1.5%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		40	44,016
4.50%, 7/15/44		55	43,144
California Resources Corp., 8.00%, 12/15/22 (a)		15	5,775
Chevron Corp.:
2.19%, 11/15/19		35	35,666
1.96%, 3/03/20		288	291,867
CONSOL Energy, Inc., 5.88%, 4/15/22		70	50,443
Continental Resources, Inc.:
3.80%, 6/01/24		55	43,450
4.90%, 6/01/44		63	46,935
Enterprise Products Operating LLC:
3.90%, 2/15/24		57	57,614
3.70%, 2/15/26		300	294,250
4.45%, 2/15/43		150	133,868
EOG Resources, Inc., 2.45%, 4/01/20		343	339,859
Exxon Mobil Corp.:
1.82%, 3/15/19		529	536,897
4.11%, 3/01/46		118	125,115

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21	USD	674	$648,791
5.63%, 9/01/41		15	13,019
4.70%, 11/01/42		89	69,916
Kinder Morgan, Inc., 3.05%, 12/01/19		33	32,489
Marathon Petroleum Corp., 4.75%, 9/15/44		40	32,010
MEG Energy Corp.:
6.50%, 3/15/21 (a)		16	9,660
7.00%, 3/31/24 (a)		140	82,600
Phillips 66, 4.88%, 11/15/44		43	43,078
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21		300	288,375
Spectra Energy Partners LP, 3.50%, 3/15/25		83	80,166
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		103	91,966
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		48	47,932
2.50%, 8/01/22		44	41,637
4.63%, 3/01/34		119	113,693
Valero Energy Corp., 3.65%, 3/15/25		177	173,887
Western Gas Partners LP, 4.00%, 7/01/22		59	52,812

			3,870,930
Pharmaceuticals — 1.3%
Actavis Funding SCS:
2.35%, 3/12/18		354	358,181
3.00%, 3/12/20		988	1,015,869
4.75%, 3/15/45		240	252,409
AstraZeneca PLC:
3.38%, 11/16/25		145	150,196
4.38%, 11/16/45		42	44,714
Bristol-Myers Squibb Co., 4.50%, 3/01/44		62	70,367
Eli Lilly & Co., 3.70%, 3/01/45		42	42,740
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		69	72,276
Johnson & Johnson, 2.45%, 3/01/26		367	368,344
Mylan, Inc., 3.13%, 1/15/23 (a)		60	57,401
Novartis Capital Corp.:
4.40%, 4/24/20		125	138,984
3.00%, 11/20/25		60	62,597
4.00%, 11/20/45		40	42,809
Pfizer, Inc.:
4.30%, 6/15/43		58	63,492
4.40%, 5/15/44		43	48,613
Roche Holdings, Inc.:
2.88%, 9/29/21 (a)		200	209,682
3.00%, 11/10/25 (a)		200	207,044
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		47	48,983
Zoetis, Inc., 3.25%, 2/01/23		42	41,533

			3,296,234
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.:
3.30%, 2/15/21		81	82,387
3.45%, 9/15/21		77	78,736
4.40%, 2/15/26		16	16,919
AvalonBay Communities, Inc., 3.50%, 11/15/25		13	13,468
Crown Castle International Corp., 5.25%, 1/15/23		48	51,780
ERP Operating LP, 3.38%, 6/01/25		53	54,603
Omega Healthcare Investors, Inc., 4.50%, 4/01/27		38	36,366
Prologis LP, 3.75%, 11/01/25		22	22,956

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	7

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Simon Property Group LP:
2.50%, 7/15/21	USD	48	$49,048
3.38%, 10/01/24		87	91,020
4.25%, 10/01/44		53	54,591

			551,874
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/21		35	37,418
3.00%, 3/15/23		61	63,466
4.15%, 4/01/45		28	28,730
4.70%, 9/01/45		35	38,981
Canadian National Railway Co., 2.75%, 3/01/26		210	215,063
CSX Corp.:
3.35%, 11/01/25		39	40,160
4.10%, 3/15/44		42	41,438
Norfolk Southern Corp., 4.45%, 6/15/45		55	56,788
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 2/01/22 (a)		133	132,049
Ryder System, Inc., 2.45%, 9/03/19		75	75,070
Union Pacific Corp.:
3.38%, 2/01/35		27	26,010
4.05%, 11/15/45		9	9,231
4.38%, 11/15/49		45	44,588
3.88%, 2/01/55		214	200,629
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		110	112,100

			1,121,721
Semiconductors & Semiconductor Equipment — 0.0%
Analog Devices, Inc.:
3.90%, 12/15/25		20	21,601
5.30%, 12/15/45		20	22,445
QUALCOMM, Inc., 4.80%, 5/20/45		64	63,398

			107,444
Software — 0.4%
Microsoft Corp.:
3.50%, 2/12/35		231	226,227
4.45%, 11/03/45		10	11,092
Oracle Corp.:
2.80%, 7/08/21		594	621,841
3.25%, 5/15/30		151	152,213
4.38%, 5/15/55		60	60,436

			1,071,809
Specialty Retail — 0.1%
Home Depot, Inc.:
3.35%, 9/15/25		21	22,756
5.40%, 9/15/40		28	35,050
4.40%, 3/15/45		40	44,488
Lowe’s Cos., Inc.:
3.38%, 9/15/25		22	23,589
4.25%, 9/15/44		63	67,684
4.38%, 9/15/45		17	18,889
QVC, Inc.:
3.13%, 4/01/19		42	42,130
5.13%, 7/02/22		80	83,940

			338,526
Technology Hardware, Storage & Peripherals — 0.7%
Apple Inc.:
2.10%, 5/06/19		481	494,479
3.25%, 2/23/26		467	487,579
3.45%, 2/09/45		39	35,223
4.65%, 2/23/46		626	683,375

Corporate Bonds		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc., 3.75%, 12/01/20	USD	16	$16,555

			1,717,211
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.88%, 11/01/45		61	63,838
Tobacco — 0.5%
Altria Group, Inc.:
2.63%, 1/14/20		64	66,152
2.85%, 8/09/22		46	47,516
4.25%, 8/09/42		34	35,352
5.38%, 1/31/44		147	179,606
Philip Morris International, Inc.:
1.13%, 8/21/17		224	224,550
2.75%, 2/25/26		482	490,051
4.13%, 3/04/43		48	49,690
4.88%, 11/15/43		105	120,183
Reynolds American, Inc.:
2.30%, 6/12/18		60	61,198
3.25%, 6/12/20		25	26,144

			1,300,442
Trading Companies & Distributors — 0.0%
GATX Corp., 2.60%, 3/30/20		59	57,917
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 2.38%, 9/08/16		385	386,610
Orange SA, 5.50%, 2/06/44		55	65,524
Rogers Communications, Inc.:
3.63%, 12/15/25		25	26,026
5.00%, 3/15/44		22	24,234
Vodafone Group PLC, 2.50%, 9/26/22		61	59,597

			561,991
Total Corporate Bonds — 23.4%			59,859,876

Foreign Agency Obligations
Norway — 0.1%
Statoil ASA, 2.90%, 11/08/20		280	287,280

Foreign Government Obligations
Colombia — 0.1%
Republic of Colombia, 4.00%, 2/26/24		205	206,025
Germany — 0.3%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	670	828,040
Indonesia — 0.2%
Republic of Indonesia:
8.38%, 3/15/24	1,211,000		94,556
9.00%, 3/15/29		712,000	56,979
8.75%, 5/15/31		605,000	47,809
6.63%, 5/15/33		709,000	45,310
8.38%, 3/15/34	IDR	3,211,000	244,649
8.25%, 5/15/36	1,079,000		81,768

			571,071

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Foreign Government Obligations		Par (000)	Value
Mexico — 0.9%
United Mexican States:
4.75%, 6/14/18	MXN	30	$174,293
6.50%, 6/09/22	MXN	12	69,759
4.00%, 10/02/23	USD	950	995,125
8.00%, 12/07/23	MXN	40	263,363
10.00%, 12/05/24		46	341,798
5.75%, 3/05/26		24	136,826
7.75%, 5/29/31		25	163,455
7.75%, 11/13/42		28	182,487

			2,327,106
Peru — 0.1%
Republic of Peru, 7.35%, 7/21/25	USD	100	131,500
Russia — 0.0%
Russian Federation, 7.00%, 8/16/23		940	12,564
Slovenia — 0.1%
Republic of Slovenia, 4.13%, 2/18/19 (a)		200	210,840
Turkey — 0.2%
Republic of Turkey, 5.75%, 3/22/24		530	574,838
Total Foreign Government Obligations — 1.9%			4,861,984

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 1.9%
Adjustable Rate Mortgage Trust, Series 2005-12, Class 4A1, 3.15%, 3/25/36 (b)	USD	57	41,284
Ajax Mortgage Loan Trust, Series 2015-C, Class A, 3.88%, 3/25/57 (a)(c)		276	271,458
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, 1.26%, 10/25/46 (b)		97	67,552
Series 2006-5, Class A1, 1.24%, 11/25/46 (b)		161	75,827
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 4.50%, 11/25/45 (a)(c)		87	87,539
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 2.86%, 9/25/47 (b)		140	85,217
Bear Stearns Mortgage Funding Trust:
Series 2007-AR1, Class 1A1, 0.59%, 1/25/37 (b)		49	36,700
Series 2007-AR2, Class A1, 0.60%, 3/25/37 (b)		238	189,860
Series 2007-AR3, Class 1A1, 0.57%, 3/25/37 (b)		26	20,300
Series 2007-AR4, Class 1A1, 0.64%, 9/25/47 (b)		107	83,829
COLT LLC, Series 2015-1, Class A1V, 3.44%, 12/26/45 (a)(b)		89	88,327
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, 0.73%, 1/25/36 (b)		130	106,379
Series 2005-76, Class 2A1, 1.32%, 2/25/36 (b)		42	36,440
Series 2005-80CB, Class 4A1, 6.00%, 2/25/36		51	42,510
Series 2006-15CB, Class A1, 6.50%, 6/25/36		16	12,269
Series 2006-OA14, Class 1A1, 2.05%, 11/25/46 (b)		155	128,236
Series 2006-OA6, Class 1A2, 0.64%, 7/25/46 (b)		76	62,957
Series 2006-OA8, Class 1A1, 0.63%, 7/25/46 (b)		24	19,267

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2007-22, Class 2A16, 6.50%, 9/25/37	USD	864	$656,519
Series 2007-OA3, Class 1A1, 0.57%, 4/25/47 (b)		37	31,102
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.28%, 4/25/46 (b)		221	122,252
Credit Suisse Mortgage Capital Certificates:
Series 2013-5R, Class 1A6, 0.74%, 2/27/36 (a)(b)		45	34,425
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		94	90,849
Series 2015-10R, Class 4A1, 4.75%, 7/27/37 (a)(b)		73	72,682
Series 2015-5R, Class 3A1, 4.75%, 1/29/37 (a)		39	38,797
Series 2015-6R, Class 5A1, 0.61%, 1/27/37 (a)(b)		36	32,243
Series 2015-6R, Class 5A2, 0.61%, 10/27/36 (a)(b)		60	23,885
Series 2015-8R, Class 5A1, 4.75%, 8/27/37 (a)(b)		38	37,304
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 0.59%, 12/25/36 (b)		180	146,093
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 2.32%, 3/25/36 (b)		38	29,141
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.24%, 11/25/34 (b)		102	99,505
LSTAR Securities Investment Trust:
Series 2014-1, Class Note, 3.53%, 9/01/21 (a)(b)		276	273,364
Series 2015-10, Class A1, 2.43%, 11/01/20 (a)(b)		94	91,785
Series 2015-10, Class A2, 3.93%, 11/01/20 (a)(b)		110	105,875
Series 2015-2, Class A, 2.43%, 1/01/20 (a)(b)		89	86,980
Series 2015-3, Class A, 2.43%, 3/01/20 (a)(b)		271	265,495
Series 2015-8, Class A1, 2.43%, 8/01/20 (a)(b)		92	89,954
Series 2016-2, Class A, 2.44%, 3/01/21 (a)		410	395,896
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.86%, 8/25/37 (a)(b)		58	40,128
Morgan Stanley Resecuritization Trust:
Series 2014-R5, Class B1, 0.61%, 11/26/33 (a)(b)		199	183,259
Series 2014-R8, Class 3B1, 1.04%, 6/26/47 (a)(b)		94	84,459
RALI Trust:
Series 2006-QO2, Class A1, 0.65%, 2/25/46 (b)		287	115,982
Series 2007-QH1, Class A1, 0.59%, 2/25/37 (b)		41	32,980
Series 2007-QH6, Class A1, 0.62%, 7/25/37 (b)		66	51,682
Series 2007-QH9, Class A1, 1.56%, 11/25/37 (b)		68	41,217
RBSSP Resecuritization Trust, Series 2012-2, Class 1A6, 0.56%, 5/26/47 (a)(b)		41	39,452
Structured Asset Mortgage Investments II Trust:
Series 2006-AR1, Class 3A1, 0.66%, 2/25/36 (b)		37	28,109
Series 2006-AR4, Class 3A1, 0.62%, 6/25/36 (b)		70	54,033

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	9

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-4, Class 3A1, 6.50%, 5/25/36 (c)	USD	78	$55,249

			4,906,647
Commercial Mortgage-Backed Securities — 3.8%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class A4, 5.45%, 1/15/49		149	151,877
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		25	25,271
Series 2007-3, Class A1A, 5.54%, 6/10/49 (b)		250	258,078
Series 2007-3, Class A4, 5.54%, 6/10/49 (b)		506	518,516
Series 2007-3, Class AJ, 5.57%, 6/10/49 (b)		40	39,700
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		85	87,701
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class A1, 3.31%, 8/10/35 (a)		100	104,059
Bayview Commercial Asset Trust, Series 2006-3A, Class A2, 0.73%, 10/25/36 (a)(b)		34	26,449
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		170	173,906
Series 2007-PW16, Class AM, 5.72%, 6/11/40 (b)		41	42,218
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.94%, 7/05/33 (a)(b)		100	99,484
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.84%, 12/15/27 (a)(b)		435	431,650
CGGS Commercial Mortgage Trust:
Series 2016-RNDB, Class CFL, 3.80%, 2/15/33 (a)(b)		120	120,000
Series 2016-RNDB, Class DFL, 4.70%, 2/15/33 (a)(b)		100	100,000
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class A, 1.19%, 6/15/33 (a)(b)		184	180,122
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)		127	133,634
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.76%, 5/15/46 (b)		158	162,475
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJFL, 1.13%, 12/10/49 (a)(b)		90	83,992
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		110	112,441
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		180	187,551
Series 2014-FL5, Class D, 4.44%, 10/15/31 (a)(b)		100	90,609
Series 2014-KYO, Class F, 3.94%, 6/11/27 (a)(b)		130	128,505
Series 2015-LC19, Class D, 2.87%, 3/12/48 (a)		60	41,540
Series 2016-DC2, Class B, 4.80%, 2/10/49 (b)		20	21,443
Series 2016-DC2, Class C, 4.80%, 2/10/49 (b)		40	39,157
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		130	133,669

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Core Industrial Trust, Series 2015-TEXW, Class A, 3.08%, 2/10/34 (a)	USD	100	$102,539
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3, 6.07%, 2/15/41 (b)		80	83,471
Credit Suisse Mortgage Capital Certificates:
Series 2010-RR2, Class 2A, 5.94%, 9/15/39 (a)(b)		287	295,468
Series 2015-DEAL, Class D, 3.54%, 4/15/29 (a)(b)		100	96,089
Series 2015-GLPB, Class A, 3.64%, 11/15/34 (a)		100	105,419
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class D, 3.80%, 4/17/50 (a)(b)		450	338,775
Series 2015-C3, Class D, 3.36%, 8/15/48 (b)		250	175,464
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.19%, 6/17/49 (a)(b)		165	169,168
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		59	59,200
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 9/10/35 (a)(b)		100	106,401
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		180	180,406
FREMF Mortgage Trust, Series 2015-K50, Class B, 3.78%, 8/25/25 (a)(b)		60	51,571
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFL1, 1.74%, 12/15/16 (a)(b)		99	98,231
Series 2015-NRF, Class EFX, 3.38%, 12/15/19 (a)(b)		100	93,699
Series 2015-NRF, Class FFX, 3.38%, 12/15/19 (a)(b)		60	55,163
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.44%, 12/10/27 (a)(b)		360	343,562
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)		290	291,706
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.56%, 9/15/47 (a)(b)		100	77,999
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class AM, 5.59%, 5/12/45		102	102,565
Series 2007-CB20, Class AJ, 6.08%, 2/12/51 (b)		10	9,728
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (b)		295	292,592
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		59	60,184
Series 2014-FL6, Class A, 1.84%, 11/15/31 (a)(b)		97	97,301
Series 2015-CSMO, Class D, 3.74%, 1/15/32 (a)(b)		100	97,364
Series 2015-JP1, Class C, 4.74%, 1/15/49 (b)		20	19,295
Series 2015-JP1, Class D, 4.24%, 1/15/49 (b)		50	44,407
Series 2015-SGP, Class A, 2.13%, 7/15/36 (a)(b)		100	99,216
Series 2015-UES, Class E, 3.62%, 9/05/32 (a)(b)		100	94,046
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)		100	99,139
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AJ, 5.48%, 2/15/40		30	29,939

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 2.24%, 9/15/28 (a)(b)	USD	94	$92,994
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.84%, 6/12/50 (b)		105	107,839
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.74%, 6/12/50 (b)		90	93,175
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class C, 4.53%, 10/15/48 (b)		200	187,425
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.61%, 2/12/44 (b)		25	24,323
Series 2007-HQ12, Class AM, 5.72%, 4/12/49 (b)		95	95,703
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		120	123,763
Series 2007-IQ15, Class AM, 5.92%, 6/11/49 (b)		405	420,299
Morgan Stanley Re-REMIC Trust:
Series 2011-IO, Class C, 0.00%, 3/23/51 (a)(d)		18	17,038
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		70	69,793
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.95%, 2/16/51 (a)(b)		693	699,910
SCG Trust, Series 2013-SRP1, Class AJ, 2.38%, 11/15/26 (a)(b)		120	119,404
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		64	63,362
Series 2012-1A, Class B, 0.50%, 12/25/44 (a)		100	90,092
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		12	11,721
Series 2006-C29, Class AM, 5.34%, 11/15/48		30	30,365
Series 2007-C33, Class AJ, 5.95%, 2/15/51 (b)		11	10,836
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 2/15/48		30	26,437
Series 2015-C31, Class D, 3.85%, 11/15/48		20	13,911
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		20	19,860

			9,582,404
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 0.96%, 8/10/35 (a)(b)		1,030	81,916
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36 (a)(b)		3,475	162,678
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class XA, 1.30%, 3/10/47 (b)		1,107	74,116
Series 2016-P3, Class XA, 1.72%, 4/15/49 (b)		1,000	119,731
Commercial Mortgage Pass-Through Certificates:
Series 2013-LC6, Class XA, 1.73%, 1/10/46 (b)		881	57,669
Series 2014-CR14, Class XA, 0.86%, 2/10/47 (b)		1,241	46,988
Series 2015-3BP, Class XA, 0.06%, 2/10/35 (a)(b)		1,916	15,213

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-CR23, Class XA, 1.01%, 5/10/48 (b)	USD	616	$36,561
Series 2016-DC2, Class XA, 1.24%, 2/10/26 (b)		630	46,900
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPA, Class XA, 0.26%, 11/15/37 (a)(b)		1,000	22,500
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, 1.61%, 2/10/46 (b)		1,576	126,643
Hilton USA Trust, Series 2013-HLT, Class X1FX, 0.00%, 11/05/30 (a)(b)		2,340	23
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class XA, 1.11%, 8/15/47 (b)		988	65,188
Series 2014-C22, Class XA, 0.97%, 9/15/47 (b)		1,046	59,742
Series 2014-C23, Class XA, 0.87%, 9/15/47 (b)		1,724	70,911
Series 2015-C28, Class XA, 1.20%, 10/15/48 (b)		995	67,897
Series 2015-C33, Class XA, 1.05%, 12/15/48 (b)		429	31,662
Series 2016-C1, Class XA, 1.56%, 3/15/49 (b)		1,000	93,295
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XA, 1.16%, 12/15/47 (b)		612	37,951
Series 2015-C25, Class XA, 1.15%, 10/15/48 (b)		269	21,273
Series 2015-C26, Class XD, 1.35%, 11/15/48 (a)(b)		120	13,106
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class XD, 1.70%, 3/15/49 (a)(b)		1,000	119,440
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, 1.99%, 3/17/59 (b)		400	48,244
WF-RBS Commercial Mortgage Trust:
Series 2014-C24, Class XA, 0.98%, 11/15/47 (b)		819	46,708
Series 2014-LC14, Class XA, 1.42%, 3/15/47 (b)		973	65,991

			1,532,346
Total Non-Agency Mortgage-Backed Securities — 6.3%			16,021,397

Other Interests (e)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (f)(g)		185	19
Lehman Brothers Holdings, Inc. (f)(g)		1,025	103
Total Other Interests — 0.0%			122

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	11

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Preferred Securities		Par (000)	Value

Capital Trusts
Capital Markets — 0.0%
State Street Capital Trust IV, 1.63%, 6/01/77 (b)		40	29,234
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(h)		200	206,000
Total Capital Trusts — 0.1%			235,234

Preferred Stocks		Shares
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25%		10,000	30,400
Freddie Mac, Series Z, 8.38%		10,000	31,000

			61,400
Total Preferred Stocks — 0.0%			61,400

Trust Preferreds
Banks — 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		13,971	367,298
Consumer Finance — 0.1%
GMAC Capital Trust I, 6.40%, 2/15/40 (b)		13,000	318,630
Total Trust Preferreds — 0.3%			685,928
Total Preferred Securities — 0.4%			982,562

Taxable Municipal Bonds		Par (000)
Arizona Health Facilities Authority RB, 1.22%, 1/01/37 (b)	USD	65	$57,231
Bay Area Toll Authority RB:
6.92%, 4/01/40		65	89,504
7.04%, 4/01/50		45	66,172
California State Public Works Board RB, 8.36%, 10/01/34		35	52,125
City of Atlanta, GA Water & Wastewater Revenue RB, 5.00%, 11/01/33		55	65,814
City of Charleston, SC Waterworks & Sewer System Revenue RB, 5.00%, 1/01/45		30	35,242
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		30	31,010
City of Seattle, WA Municipal Light & Power Revenue RB:
5.00%, 4/01/23		40	49,219
5.00%, 4/01/24		40	49,962
5.00%, 4/01/25		35	44,285
City Public Service Board of San Antonio, TX RB, 5.81%, 2/01/41		45	59,685
Clark County School District GO:
5.00%, 6/15/26		35	43,904
5.00%, 6/15/27		35	43,478
5.00%, 6/15/28		35	43,221
Commonwealth of Massachusetts GO:
5.00%, 7/01/22		40	48,749
5.00%, 7/01/29		35	44,132
Contra Costa Community College District GO, 6.50%, 8/01/34		35	45,117
County of Miami-Dade, FL Aviation Revenue RB, 5.00%, 10/01/38		10	11,351

Taxable Municipal Bonds		Par (000)	Value
County of Sacramento, CA Airport System Revenue RB, AGM, 5.25%, 7/01/39	USD	25	$26,864
Delaware Transportation Authority RB, 5.00%, 6/01/55		30	34,004
District of Columbia Water & Sewer Authority RB:
5.00%, 10/01/35		30	36,099
5.00%, 10/01/36		65	77,773
Golden State Tobacco Securitization Corp. RB, 5.00%, 6/01/40		25	29,067
Grant County Public Utility District No. 2 RB, 4.58%, 1/01/40		15	15,736
Las Vegas Valley Water District GO, 5.00%, 6/01/41 (i)		70	82,576
Los Angeles Community College District GO, 6.60%, 8/01/42		55	78,673
Los Angeles Department of Water & Power RB, 6.60%, 7/01/50		30	43,220
Los Angeles Unified School District GO, 6.76%, 7/01/34		60	82,879
Massachusetts Clean Water Trust RB:
5.00%, 2/01/25		40	51,094
5.00%, 2/01/26		45	58,358
5.00%, 2/01/27		35	45,070
5.00%, 2/01/28		35	44,815
Massachusetts Development Finance Agency RB, 5.00%, 7/01/44		95	105,935
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB:
5.00%, 7/01/40 (i)		25	28,810
5.00%, 7/01/46 (i)		50	57,339
Metropolitan Transportation Authority RB:
6.67%, 11/15/39		55	75,388
6.69%, 11/15/40		30	41,257
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 7.46%, 10/01/46		30	42,136
Miami-Dade County Educational Facilities Authority RB, 5.07%, 4/01/50		30	33,286
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		40	49,510
New Jersey Educational Facilities Authority RB, 5.00%, 7/01/23 (i)		55	68,887
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		60	89,831
New Orleans Aviation Board RB, 5.00%, 1/01/40		40	44,550
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 7/15/36		25	29,628
New York City Water & Sewer System RB:
5.75%, 6/15/41		35	46,347
5.38%, 6/15/43		200	233,064
5.50%, 6/15/43		240	281,028
5.88%, 6/15/44		40	54,483
New York State Dormitory Authority RB, 5.39%, 3/15/40		30	37,730
New York State Thruway Authority RB:
5.00%, 5/01/19		40	44,837
5.00%, 1/01/31		25	29,776
New York State Urban Development Corp. RB:
5.00%, 3/15/24		85	105,701
5.00%, 3/15/25		60	75,599
5.00%, 3/15/26		105	133,981
5.00%, 3/15/27		35	44,068
5.00%, 3/15/28		75	93,743
Orange County Local Transportation Authority RB, 6.91%, 2/15/41		75	105,335

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Taxable Municipal Bonds		Par (000)	Value
Orange County Sanitation District RB:
5.00%, 2/01/35	USD	40	$49,060
5.00%, 2/01/36		45	54,928
Pennsylvania Economic Development Financing Authority RB, 5.00%, 12/31/38		35	39,295
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		80	93,220
Regents of the University of California Medical Center Pooled Revenue RB, 6.58%, 5/15/49		75	102,023
State of California GO:
7.50%, 4/01/34		60	87,353
4.99%, 4/01/39		40	41,962
7.55%, 4/01/39		265	404,753
State of Hawaii GO:
5.00%, 4/01/19 (i)		45	50,307
5.00%, 4/01/20 (i)		45	51,760
5.00%, 4/01/21 (i)		45	53,086
5.00%, 4/01/22 (i)		45	54,267
5.00%, 4/01/23 (i)		45	55,220
State of Illinois GO, 5.10%, 6/01/33		220	206,125
State of North Carolina GO:
5.00%, 6/01/25		100	128,709
5.00%, 6/01/25		60	77,225
5.00%, 6/01/26		100	130,609
State of Ohio GO:
5.00%, 12/15/23		80	100,135
5.00%, 9/15/24		105	132,430
5.00%, 12/15/24		55	69,648
5.00%, 9/15/25		45	57,368
State of Washington GO, 5.00%, 7/01/28		35	42,948
State of Wisconsin GO, 5.00%, 5/01/34		150	180,977
University of California RB, 4.86%, 5/15/12		20	20,577
University of Houston System RB, 3.25%, 2/15/19		40	42,442
Virginia Public School Authority RB:
5.00%, 8/01/25		30	38,442
5.00%, 8/01/26		30	38,917
5.00%, 8/01/27		20	25,723
Westchester County Local Development Corp. RB, 5.00%, 11/01/46		25	28,226
Total Taxable Municipal Bonds — 2.3%			5,996,413

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.1%
Fannie Mae:
Series 2013-C01, Class M2, 5.68%, 10/25/23 (b)		220	228,093
Series 2016-C02, Class 1M2, 6.44%, 9/25/28 (b)		40	40,992

			269,085
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac:
Series K050, Class A2, 3.33%, 8/25/25 (b)		80	86,339
Series K052, Class A2, 3.15%, 11/25/25		56	59,007

			145,346
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2013-M5, Class X2, 2.32%, 1/25/22 (b)		536	49,278
Series 2014-M13, Class X2, 0.14%, 2/25/24 (b)		3,748	41,569

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Freddie Mac:
Series K049, Class X1, 0.62%, 7/25/25 (b)	USD	241	$10,926
Series K721, Class X1, 0.34%, 8/25/22 (b)		360	6,805
Ginnie Mae, Series 2012-120, Class IO, 0.91%, 2/16/53 (b)		1,009	63,392

			171,970
Mortgage-Backed Securities — 39.1%
Fannie Mae Mortgage-Backed Securities:
2.35%, 8/01/38 (b)		131	137,823
2.50%, 4/01/30-4/01/31 (j)		1,479	1,520,923
2.83%, 3/01/41 (b)		74	78,201
2.88%, 3/01/41 (b)		36	37,831
3.00%, 11/01/26-4/01/46 (j)		8,422	8,712,461
3.16%, 12/01/40 (b)		97	100,988
3.35%, 6/01/41 (b)		86	90,455
3.50%, 7/01/26-4/01/46 (j)		10,028	10,584,087
3.51%, 9/01/41 (b)		86	90,882
4.00%, 2/01/25-4/01/46 (j)		8,000	8,604,070
4.50%, 2/01/25-4/01/46 (j)		8,459	9,206,304
5.00%, 9/01/33-4/01/46 (j)		5,004	5,541,623
5.50%, 2/01/35-4/01/46 (j)		1,202	1,357,265
6.00%, 2/01/17-4/01/46 (j)		1,295	1,482,854
6.50%, 5/01/40-4/01/46 (j)		408	470,590
Freddie Mac Mortgage-Backed Securities:
2.38%, 4/01/38 (b)		148	155,714
2.50%, 3/01/30-4/01/31 (j)		1,391	1,429,267
3.00%, 5/01/27-4/01/46 (b)(j)		5,059	5,234,036
3.50%, 4/01/31-4/01/46 (j)		11,536	12,107,782
4.00%, 8/01/40-4/01/46 (j)		4,010	4,286,854
4.50%, 2/01/39-4/01/46 (j)		2,215	2,410,547
5.00%, 8/01/40-4/01/46 (j)		1,569	1,726,107
5.50%, 6/01/41-4/01/46 (j)		339	377,312
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/20/45-4/15/46 (j)		4,122	4,272,654
3.50%, 12/20/41-4/15/46 (j)		7,856	8,307,166
4.00%, 9/20/40-4/15/46 (j)		5,649	6,046,608
4.50%, 12/20/39-11/20/44		2,421	2,629,238
5.00%, 12/15/38-4/15/46 (j)		2,207	2,426,285
5.50%, 4/15/46 (j)		500	559,446

			99,985,373
Total U.S. Government Sponsored Agency Securities — 39.3%			100,571,774

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
2.88%, 8/15/45		4,374	4,600,481
3.00%, 11/15/45		560	604,559
U.S. Treasury Notes:
0.75%, 10/31/17-1/31/18		13,500	13,504,752
1.00%, 12/31/17		10,341	10,390,688
0.88%, 3/31/18-10/15/18		7,350	7,363,012
1.25%, 11/15/18-3/31/21		2,116	2,138,654
1.50%, 10/31/19		710	722,231
1.38%, 9/30/20		332	334,775
1.63%, 11/30/20-2/15/26		4,541	4,532,616
1.75%, 12/31/20		2,120	2,171,923
1.13%, 2/28/21		7,653	7,621,607
1.88%, 10/31/22		4,130	4,224,701
2.25%, 11/15/25		4,895	5,094,432
Total U.S. Treasury Obligations — 24.8%			63,304,431

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	13

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

	Par (000)	Value
Total Long-Term Investments (Cost — $267,892,479) — 105.8%		270,444,533

Short-Term Securities
Borrowed Bond Agreements — 1.8%(k)
BNP Paribas Securities Corp., 0.28%, Open (l) (Purchased on 3/28/16 to be repurchased at $11,014, collateralized by U.S. Treasury Notes, 1.38% due at 1/31/21, par and fair value of USD 11,000 and $11,079, respectively)	11	11,014
BNP Paribas Securities Corp., 0.43%, Open (l) (Purchased on 3/28/16 to be repurchased at $175,533, collateralized by U.S. Treasury Notes, 2.13% due at 12/31/22, par and fair value of USD 170,000 and $176,588, respectively)	176	175,525
BNP Paribas Securities Corp., 0.48%, Open (l) (Purchased on 3/28/16 to be repurchased at $3,851,335, collateralized by U.S. Treasury Notes, 2.00% due at 8/15/25, par and fair value of USD 3,813,000 and $3,886,282, respectively)	3,851	3,851,130
Credit Suisse Securities (USA) LLC, 0.42%, Open (l) (Purchased on 3/15/16 to be repurchased at $259,372, collateralized by U.S. Treasury Notes, 1.38% due at 10/31/20, par and fair value of USD 259,000 and $261,074, respectively)	259	259,324
Deutsche Bank Securities, Inc., 0.20%, Open (l) (Purchased on 3/29/16 to be repurchased at $164,642, collateralized by U.S. Treasury Bonds, 2.50% due at 2/15/46, par and fair value of USD 168,000 and $163,807, respectively)	165	164,640
Deutsche Bank Securities, Inc., 0.30%, Open (l) (Purchased on 3/29/16 to be repurchased at $54,501, collateralized by U.S. Treasury Bonds, 3.00% due at 5/15/45, par and fair value of USD 50,000 and $53,924, respectively)	55	54,500

		4,516,133

Short-Term Securities	Shares
Money Market Fund — 5.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (m)(n)	13,093,106	$13,093,106
Total Short-Term Securities (Cost — $17,609,239) — 6.9%		17,609,239

Options Purchased
(Cost — $220,841) — 0.1%		216,264
Total Investments Before Borrowed Bonds and TBA Sale Commitments (Cost — $285,722,559*) — 112.8%		288,270,036

Borrowed Bonds	Par (000)	Value
U.S. Treasury Obligations — (1.8)%
U.S. Treasury Bonds,
3.00%, 5/15/45	50	$(53,924)
2.50%, 2/15/46	168	(163,807)
U.S. Treasury Notes,
1.38%, 10/31/20-1/31/21	270	(272,153)
2.13%, 12/31/22	170	(176,588)
2.00%, 8/15/25	3,813	(3,886,282)
Total Borrowed Bonds (Proceeds — $4,410,515) — (1.8)%		(4,552,754)

TBA Sale Commitments (j)
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/31	305	(313,101)
3.00%, 4/01/31-4/01/46	2,479	(2,546,287)
3.50%, 4/01/31	1,132	(1,195,403)
4.00%, 4/01/31-4/01/46	2,229	(2,368,284)
4.50%, 4/01/46	4,748	(5,163,762)
5.00%, 4/01/46	4,937	(5,459,314)
5.50%, 4/01/46	540	(605,177)
6.00%, 4/01/46	300	(342,149)
6.50%, 4/01/46	200	(229,006)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/31-4/01/46	1,060	(1,093,827)
3.50%, 4/01/46	6,058	(6,341,270)
4.00%, 4/01/46	792	(845,274)
5.50%, 4/01/46	60	(66,675)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/46	366	(379,132)
3.50%, 4/15/46	971	(1,025,961)
4.00%, 4/15/46	1,791	(1,914,516)
4.50%, 4/15/46	320	(344,894)
Total TBA Sale Commitments (Proceeds — $30,153,800) — (11.8)%		(30,234,032)

Options Written
(Premiums Received — $158,567) — (0.1)%		(179,185)
Total Investments Net of Borrowed Bonds and TBA Sale Commitments — 99.1%		253,304,065
Other Assets Less Liabilities — 0.9%		2,240,807

Net Assets — 100.0%		$255,544,872

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$285,906,127

Gross unrealized appreciation	$3,716,668
Gross unrealized depreciation	(1,352,759)

Net unrealized appreciation	$2,363,909

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Zero-coupon bond.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Non-income producing security.

(h)	Perpetual security with no stated maturity date.

(i)	When-issued security.

(j)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2016 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(1,058,081)	$(3,154)
BNP Paribas Securities Corp.	$187,065	$ 937
Citigroup Global Markets, Inc.	$(168,559)	$(2,206)
Credit Suisse Securities (USA) LLC	$(506,463)	$(7,211)
Deutsche Bank Securities, Inc.	$8,629	$(4,430)
Goldman Sachs & Co.	$885,883	$ 8,153
J.P. Morgan Securities LLC	$61,215	$ 2,852
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$169,434	$ 2,562
Morgan Stanley & Co. LLC	$(284,387)	$(2,587)
Nomura Securities International, Inc.	$498,502	$ 1,447
RBC Capital Markets, LLC	$133,143	$ 666
Wells Fargo Securities, LLC	$257,572	$ 2,174

(k)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(l)	The amount to be repurchased assumes the maturity will be the day after the period end.

(m)	During the period ended March 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	18,757,657	(5,664,551)	13,093,106	$15,898

(n)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(5)	Euro-Bund	June 2016	USD	929,211	$ (2,052)
(1)	Japanese Government Bonds (10 Year)	June 2016	USD	1,344,351	3,640
35	U.S. Treasury Bonds (30 Year)	June 2016	USD	5,755,313	(29,860)
66	U.S. Treasury Notes (10 Year)	June 2016	USD	8,605,781	37,241
32	U.S. Treasury Notes (2 Year)	June 2016	USD	7,000,000	19,454
137	U.S. Treasury Notes (5 Year)	June 2016	USD	16,599,477	88,986
37	U.S. Ultra Treasury Bonds	June 2016	USD	6,383,656	(27,078)
Total					$ 90,331

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	15

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	84,622	EUR	75,000	Citibank N.A.	4/05/16	$ (733)
USD	800,960	EUR	735,000	Morgan Stanley & Co. International PLC	4/05/16	(35,522)
USD	250,393	MXN	4,549,000	Morgan Stanley & Co. International PLC	4/05/16	(12,782)
MXN	4,225,541	USD	244,787	Citibank N.A.	4/06/16	(348)
USD	231,512	MXN	4,225,541	Bank of America N.A.	4/06/16	(12,927)
PLN	673,747	USD	164,158	JPMorgan Chase Bank N.A.	4/15/16	16,369
PLN	678,702	USD	164,532	Royal Bank of Canada	4/15/16	17,323
USD	358,920	PLN	1,438,065	HSBC Bank PLC	4/15/16	(26,403)
JPY	13,512,276	USD	120,000	HSBC Bank PLC	4/18/16	127
JPY	4,041,214	USD	35,786	Morgan Stanley & Co. International PLC	4/18/16	141
JPY	4,089,656	USD	36,214	Morgan Stanley & Co. International PLC	4/18/16	144
JPY	13,625,234	USD	120,000	Morgan Stanley & Co. International PLC	4/18/16	1,132
USD	120,000	KRW	143,688,000	HSBC Bank PLC	4/18/16	(5,586)
USD	120,000	KRW	142,410,000	JPMorgan Chase Bank N.A.	4/18/16	(4,469)
USD	72,000	KRW	86,104,800	JPMorgan Chase Bank N.A.	4/18/16	(3,257)
MXN	1,148,571	USD	63,582	JPMorgan Chase Bank N.A.	4/21/16	2,769
USD	79,905	MXN	1,443,138	State Street Bank and Trust Co.	4/21/16	(3,463)
USD	131,698	MXN	2,365,050	Barclays Bank PLC	4/22/16	(4,915)
USD	80,875	MXN	1,495,185	Citibank N.A.	4/28/16	(5,444)
USD	67,940	MXN	1,220,528	JPMorgan Chase Bank N.A.	4/28/16	(2,523)
USD	879,079	EUR	771,000	Morgan Stanley & Co. International PLC	5/04/16	860
USD	262,081	MXN	4,537,000	JPMorgan Chase Bank N.A.	5/04/16	304
USD	133,681	MXN	2,456,145	Morgan Stanley & Co. International PLC	5/04/16	(8,034)
USD	11,567	RUB	945,261	Morgan Stanley & Co. International PLC	5/20/16	(2,307)
USD	133,550	MXN	2,331,354	Citibank N.A.	5/23/16	(718)
USD	61,971	MXN	1,076,364	Bank of America N.A.	5/26/16	(2)
USD	310,000	CNH	2,051,499	Deutsche Bank AG	6/01/16	(6,515)
USD	810,000	CNH	5,366,582	UBS AG	6/01/16	(17,980)
USD	243,429	MXN	4,225,541	Citibank N.A.	6/06/16	376
USD	166,251	MXN	2,897,235	JPMorgan Chase Bank N.A.	6/06/16	(398)
AUD	1,620,000	USD	1,245,743	BNP Paribas S.A.	6/15/16	(8,366)
USD	1,259,998	AUD	1,670,000	Morgan Stanley & Co. International PLC	6/15/16	(15,569)
USD	1,217,049	AUD	1,620,000	Westpac Banking Corp.	6/15/16	(20,327)
USD	62,386	IDR	829,608,951	Deutsche Bank AG	6/16/16	613
USD	168,921	IDR	2,239,889,347	Deutsche Bank AG	6/16/16	2,138
USD	335,975	IDR	4,467,125,120	Deutsche Bank AG	6/16/16	3,352
CNH	2,592,470	USD	390,000	Deutsche Bank AG	7/29/16	8,721
USD	1,470,000	CNH	9,797,418	UBS AG	7/29/16	(36,840)
Total						$(181,059)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date		Strike Price		Contracts	Value
Euro Dollar 90-Day	Call	12/16/16	USD		99.13	201	$85,425

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

OTC Options Purchased
Description	Counterparty	Put/ Call		Strike Price		Expiration Date	Contracts	Value
USD Currency	Goldman Sachs International	Call	BRL		3.85	5/13/16	—	$870
GBP Currency	Deutsche Bank AG	Call	USD		1.47	7/22/16	—	80,734
USD Currency	Deutsche Bank AG	Call	CNH		6.75	7/29/16	—	22,789
USD Currency	HSBC Bank PLC	Call	CNH		7.25	7/29/16	—	9,988
EUR Currency	JPMorgan Chase Bank N.A.	Put	USD		1.07	7/22/16	—	16,458
Total								$130,839

Exchange-Traded Options Written
Description	Put/ Call		Strike Price		Expiration Date	Contracts	Value
Euro Dollar 90-Day	Call	USD		98.38	12/16/16	134	$(71,187)

OTC Options Written
Description	Counterparty		Put/ Call		Strike Price		Expiration Date	Notional Amount (000)		Value
GBP Currency	Deutsche Bank AG	Call		USD		1.56	7/22/16	GBP	2,430	$(17,842)
GBP Currency	Deutsche Bank AG	Call		USD		1.53	7/22/16	GBP	2,430	(31,213)
GBP Currency	JPMorgan Chase Bank N.A.	Call		USD		1.50	7/22/16	GBP	2,300	(48,955)
USD Currency	Deutsche Bank AG	Call		CNH		7.25	7/29/16	USD	5,226	(9,988)
Total										$(107,998)

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	B+	USD 4,383	$116,209

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	N/A	11/26/16	USD	535	$ (500)
1.26%[1]	3-month LIBOR	N/A	1/12/17	USD	7,141	(39,065)
2.13%[2]	3-month LIBOR	N/A	8/25/25	USD	60	2,899
2.27%[1]	3-month LIBOR	N/A	9/11/25	USD	91	(5,509)
2.83%[2]	6-month Australian Bank Bill Rate	N/A	1/15/26	AUD	3,760	60,682
1.95%[1]	3-month LIBOR	N/A	1/19/26	USD	2,680	(86,962)
Total						$(68,455)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	17

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

OTC Credit Default Swaps — Buy Protection
Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	135	$1,610	$ 1,004	$ 606
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	135	2,146	1,521	625
21st Century Fox, Class A	1.00%	Barclays Bank PLC	12/20/20	USD	155	(4,461)	(2,155)	(2,306)
Loews Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	120	(3,684)	(3,997)	313
Valero Energy Corp.	1.00%	Morgan Stanley Capital Services LLC	12/20/20	USD	130	1,854	3,032	(1,178)
HSBC Bank PLC	1.00%	Bank of America N.A.	6/20/21	EUR	659	1,942	41	1,901
HSBC Bank PLC	1.00%	Bank of America N.A.	6/20/21	EUR	267	787	(587)	1,374
HSBC Bank PLC	1.00%	Bank of America N.A.	6/20/21	EUR	210	619	(462)	1,081
Standard Chartered PLC	1.00%	Bank of America N.A.	6/20/21	EUR	360	11,052	8,396	2,656
Standard Chartered PLC	1.00%	Bank of America N.A.	6/20/21	EUR	180	5,526	4,198	1,328
Standard Chartered PLC	1.00%	Bank of America N.A.	6/20/21	EUR	150	4,604	3,498	1,106
Standard Chartered PLC	1.00%	Bank of America N.A.	6/20/21	EUR	50	1,535	1,166	369
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	247	7,583	13,602	(6,019)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	58	1,780	1,633	147
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	44	1,351	1,239	112
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	626	1,845	6,627	(4,782)
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	440	1,297	4,159	(2,862)
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	240	707	(582)	1,289
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	139	410	(337)	747
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	110	324	(267)	591
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	73	215	(177)	392
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	61	180	(148)	328
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	37	109	(90)	199
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/21	EUR	350	10,744	17,162	(6,418)
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/21	EUR	230	7,060	11,278	(4,218)
HSBC Bank PLC	1.00%	Credit Suisse International	6/20/21	EUR	630	1,856	2,991	(1,135)
HSBC Bank PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	360	1,061	(1,506)	2,567
HSBC Bank PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	332	978	(424)	1,402
HSBC Bank PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	8	24	(33)	57
Standard Chartered PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	470	14,428	25,887	(11,459)
Republic of South Africa	1.00%	Bank of America N.A.	6/20/21	USD	100	9,566	10,894	(1,328)
Federation of Malaysia	1.00%	Barclays Bank PLC	6/20/21	USD	219	5,654	6,187	(533)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/21	USD	230	22,001	26,050	(4,049)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/21	USD	120	11,479	12,663	(1,184)
Australia & New Zealand Banking Group Ltd.	1.00%	BNP Paribas S.A.	6/20/21	USD	1,073	10,508	12,070	(1,562)
Australia & New Zealand Banking Group Ltd.	1.00%	BNP Paribas S.A.	6/20/21	USD	62	608	699	(91)
Republic of South Africa	1.00%	BNP Paribas S.A.	6/20/21	USD	60	5,739	6,881	(1,142)
Republic of South Africa	1.00%	BNP Paribas S.A.	6/20/21	USD	55	5,261	5,986	(725)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	65	6,218	6,941	(723)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	1	96	108	(12)
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	6/20/21	USD	1,217	11,921	13,312	(1,391)
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	6/20/21	USD	351	3,440	6,506	(3,066)
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	6/20/21	USD	460	4,477	4,737	(260)
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	6/20/21	USD	368	3,577	6,809	(3,232)
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	6/20/21	USD	132	1,289	2,442	(1,153)

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Australia & New Zealand Banking Group Ltd.	1.00%	Goldman Sachs International	6/20/21	USD	149	$ 1,458	$ 2,757	$ (1,299)
Republic of South Africa	1.00%	Goldman Sachs International	6/20/21	USD	60	5,739	6,893	(1,154)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/21	USD	65	6,218	7,274	(1,056)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/21	USD	65	6,218	7,514	(1,296)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	929	9,101	10,121	(1,020)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	227	2,229	2,496	(267)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	537	5,229	5,636	(407)
National Australia Bank Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	460	5,449	5,047	402
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	140	13,392	15,075	(1,683)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	217	536	1,224	(688)
CMBX.NA Series 8 AAA	0.50%	Credit Suisse International	10/17/57	USD	70	3,148	3,153	(5)
Total						$236,033	$286,144	$(50,111)

OTC Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Transocean Ltd.	1.00%	Goldman Sachs International	6/20/19	BB+	USD	95	$(29,111)	$(1,918)	$(27,193)
Transocean Ltd.	1.00%	Goldman Sachs International	6/20/19	BB+	USD	15	(4,596)	(302)	(4,294)
Transocean Ltd.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	30	(10,754)	(1,801)	(8,953)
Transocean Ltd.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	25	(8,962)	(1,452)	(7,510)
Transocean Ltd.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	25	(8,962)	(1,417)	(7,545)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	135	(1,610)	(1,164)	(446)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	135	(2,146)	(1,325)	(821)
Federative Republic of Brazil	1.00%	Barclays Bank PLC	6/20/21	BB	USD	307	(35,916)	(35,119)	(797)
Republic of Indonesia	1.00%	Barclays Bank PLC	6/20/21	BB+	USD	55	(2,573)	(2,881)	308
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB	USD	390	(7,843)	(35,708)	27,865
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	95	(2,662)	(13,144)	10,482
CMBX.NA Series 8 A	2.00%	Goldman Sachs International	10/17/57	Not Rated	USD	60	(6,076)	(6,307)	231
CMBX.NA Series 8 AA	1.50%	Goldman Sachs International	10/17/57	Not Rated	USD	50	(3,581)	(5,044)	1,463
CMBX.NA Series 8 BBB-	3.00%	Barclays Bank PLC	10/17/57	Not Rated	USD	40	(6,931)	(4,232)	(2,699)
CMBX.NA Series 8 BBB-	3.00%	Credit Suisse International	10/17/57	Not Rated	USD	20	(3,465)	(2,113)	(1,352)
CMBX.NA Series 9 A	2.00%	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	16	(1,944)	(1,997)	53
CMBX.NA Series 9 BBB-	3.00%	Credit Suisse International	9/17/58	Not Rated	USD	50	(9,654)	(9,701)	47
Total							$(146,786)	$(125,625)	$(21,161)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	19

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

      OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.44%[1]	1-day COOIS	Credit Suisse International	N/A	5/23/16	COP	1,838,173	$470	—	$ 470
6.64%[1]	1-day COOIS	Credit Suisse International	N/A	8/22/16	COP	1,232,921	530	—	530
1.92%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	N/A	11/10/17	KRW	205,250	1,447	$ 441	1,006
1.69%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	N/A	11/10/17	KRW	205,250	(737)	—	(737)
2.26%[1]	7-day China Fixing Repo Rates	Deutsche Bank AG	N/A	11/12/17	CNY	1,620	6	—	6
4.30%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/18/17	MXN	7,542	1,881	9	1,872
4.55%[2]	28-day MXIBTIIE	Barclays Bank PLC	N/A	3/21/18	MXN	826	49	12	37
4.85%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/01/18	MXN	716	(121)	2	(123)
2.57%[1]	3-month LIBOR	Deutsche Bank AG	N/A	10/27/20	USD	300	22,198	—	22,198
5.41%[1]	28-day MXIBTIIE	Goldman Sachs International	N/A	1/01/21	MXN	4,157	1,828	(35)	1,863
11.41%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/21	BRL	162	6,109	—	6,109
12.05%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/21	BRL	87	(2,349)	—	(2,349)
11.84%[1]	1-day BZDIOVER	HSBC Bank PLC	N/A	1/04/21	BRL	58	(1,765)	—	(1,765)
11.72%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/21	BRL	16	(537)	—	(537)
3.30%[2]	3-month LIBOR	Morgan Stanley Capital Services LLC	N/A	5/06/21	USD	700	(82,137)	—	(82,137)
3.27%[2]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	470	(54,138)	—	(54,138)
2.16%[2]	3-month LIBOR	Bank of America N.A.	N/A	5/28/23	USD	200	(11,583)	—	(11,583)
2.31%[2]	3-month LIBOR	Deutsche Bank AG	N/A	5/31/23	USD	200	(13,793)	—	(13,793)
5.84%[1]	28-day MXIBTIIE	Deutsche Bank AG	N/A	11/14/24	MXN	1,094	(316)	(6)	(310)
5.85%[1]	28-day MXIBTIIE	Deutsche Bank AG	N/A	11/14/24	MXN	476	(121)	(2)	(119)
5.73%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	1/03/25	MXN	672	548	9	539
5.55%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	1/13/25	MXN	494	(778)	(2)	(776)
5.56%[1]	28-day MXIBTIIE	Goldman Sachs International	N/A	1/13/25	MXN	712	(1,107)	(3)	(1,104)
6.43%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	6/06/25	MXN	541	1,013	(9)	1,022
6.33%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	6/09/25	MXN	271	395	(1)	396
6.37%[1]	28-day MXIBTIIE	Goldman Sachs International	N/A	6/18/25	MXN	900	1,520	(5)	1,525
6.33%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	7/17/25	MXN	864	1,281	(4)	1,285
6.32%[1]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	7/17/25	MXN	1,733	2,533	(9)	2,542
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	915	(1,271)	4	(1,275)
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	915	(1,271)	4	(1,275)

20	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.31%[2]	28-day MXIBTIIE	Deutsche Bank AG	N/A	8/11/25	MXN	3,395	$(4,673)	$ 16	$ (4,689)
6.27%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/05/25	MXN	122	133	(2)	135
Total							$(134,756)	$419	$(135,175)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$15,514,499	$3,044,195	$18,558,694
Corporate Bonds	—	59,859,876	—	59,859,876
Foreign Agency Obligations	—	287,280	—	287,280
Foreign Government Obligations	—	4,861,984	—	4,861,984
Non-Agency Mortgage-Backed Securities	—	14,479,045	1,542,352	16,021,397
Other Interests	—	—	122	122
Preferred Securities	$747,328	235,234	—	982,562
Taxable Municipal Bonds	—	5,996,413	—	5,996,413
U.S. Government Sponsored Agency Securities	—	100,530,782	40,992	100,571,774
U.S. Treasury Obligations	—	63,304,431	—	63,304,431
Short-Term Securities:
Money Market Fund	13,093,106	—	—	13,093,106
Borrowed Bond Agreements	—	4,516,133	—	4,516,133
Options Purchased:
Foreign Currency Exchange Contracts	—	130,839	—	130,839
Interest Rate Contracts	85,425	—	—	85,425
Liabilities:
Investments:
Borrowed Bonds	—	(4,552,754)	—	(4,552,754)
TBA Sale Commitments	—	(30,234,032)	—	(30,234,032)

Total	$13,925,859	$234,929,730	$4,627,661	$253,483,250

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	21

Schedule of Investments (concluded)	BlackRock Total Return V.I. Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$176,250	—	$176,250
Foreign currency exchange contracts	—	54,369	—	54,369
Interest rate contracts	$149,321	105,116	—	254,437
Liabilities:
Credit contracts	—	(131,313)	—	(131,313)
Foreign currency exchange contracts	—	(343,426)	—	(343,426)
Interest rate contracts	(130,177)	(308,746)	—	(438,923)

Total	$19,144	$ (447,750)	—	$(428,606)

[1]     Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$719,741	—	—	$719,741
Foreign currency at value	136,561	—	—	136,561
Cash pledged for futures contracts	541,050	—	—	541,050
Cash pledged for centrally cleared swaps	357,960	—	—	357,960

Total	$1,755,312	—	—	$1,755,312

During the period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage- Backed Securities	Other Interests	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of December 31, 2015	$3,225,869	$1,508,987	$122	—	$4,734,978
Transfers into Level 3		—	—	—	—
Transfers out of Level 3	(79,936)	(501,498)	—	—	(581,434)
Accrued discounts/premiums	1,098	500	—	—	1,598
Net realized gain (loss)	(1,804)	(656)	—	—	(2,460)
Net change in unrealized appreciation (depreciation)[1]	(8,292)	(4,162)	—	$992	(11,462)
Purchases	244,962	799,793	—	40,000	1,084,755
Sales	(337,702)	(260,612)	—	—	(598,314)

Closing Balance, as of March 31, 2016	$3,044,195	$1,542,352	$122	$40,992	$4,627,661

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016[1]	$(10,588)	$(12,649)	—	$992	$(22,245)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

22	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock U.S. Government Bond V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cedar Funding III CLO Ltd., Series 2014-3A, Class A1, 2.15%, 5/20/26 (a)(b)	USD	500	$493,750
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.72%, 8/15/25 (a)(b)		700	688,223
OCP CLO Ltd., Series 2012-2A, Class A2, 2.10%, 11/22/23 (a)(b)		738	736,951
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 1.74%, 4/20/25 (a)(b)		500	489,100
Progress Residential Trust, Series 2015-SFR1, Class A, 1.84%, 2/17/32 (a)(b)		500	493,433
SMB Private Education Loan Trust, Series 2015-C, Class A3, 2.39%, 8/15/24 (a)(b)		200	193,946
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.68%, 5/17/32 (a)(b)		200	194,847
Washington Mill CLO Ltd., Series 2014-1A, Class A1, 2.12%, 4/20/26 (a)(b)		500	494,300

Total Asset-Backed Securities — 4.3%			3,784,550

Foreign Government Obligations — 0.3%
Mexico — 0.3%
United Mexican States, 8.00%, 12/07/23	MXN	40	260,071

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2.9%
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, 1/15/49	USD	437	446,696
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.94%, 7/05/33 (a)(b)		700	696,391
Commercial Mortgage Pass-Through Certificates, Series 2015-CR25, Class A4, 3.76%, 8/10/48		400	429,566
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.74%, 12/15/16 (a)(b)		991	982,312

			2,554,965
Interest Only Commercial Mortgage-Backed Securities — 2.2%
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR7, Class XA, 1.49%, 3/10/46 (b)		3,664	236,491
Series 2014-CR14, Class XA, 0.86%, 2/10/47 (b)		1,407	53,277
Series 2015-CR22, Class XA, 1.03%, 3/10/48 (b)		2,384	145,183

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-CR24, Class XA, 0.89%, 8/10/55 (b)	USD	1,193	$74,841
Series 2015-CR25, Class XA, 0.97%, 8/10/48 (b)		2,290	154,594
Series 2015-LC21, Class XA, 0.88%, 7/10/48 (b)		6,957	358,073
Commercial Mortgage Trust, Series 2015-LC19, Class XA, 1.23%, 2/10/48 (b)		1,588	128,664
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.81%, 2/10/34 (a)(b)		3,895	163,546
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)		3,300	132,889
Series 2015-WEST, Class XA, 0.93%, 2/10/37 (a)(b)		1,600	111,518
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)		23,081	111,130
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class XA, 1.15%, 10/15/48 (b)		798	63,031
Wells Fargo Commercial Mortgage Trust:
Series 2015-C30, Class XA, 1.03%, 9/15/58 (b)		995	68,239
Series 2015-NXS4, Class XA, 0.97%, 12/15/48 (b)		1,498	98,693
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, 1.42%, 3/15/47 (b)		1,604	108,725

			2,008,894
Total Non-Agency Mortgage-Backed Securities — 5.1%			4,563,859

U.S. Government Sponsored Agency Securities
Agency Obligations — 3.6%
Federal Home Loan Bank, 4.00%, 4/10/28		500	576,028
Freddie Mac, 6.25%, 7/15/32		1,800	2,631,949

			3,207,977
Collateralized Mortgage Obligations — 0.4%
Ginnie Mae, Series 2014-107, Class WX, 6.83%, 7/20/39 (b)		282	334,402

Portfolio Abbreviations
AUD	Australian Dollar	LIBOR	London Interbank Offered Rate	RUB	Russian Ruble
BRL	Brazilian Real	MXIBTIIE	Mexico Interbank TIIE 28 Day	SAR	Saudi Arabian Riyal
CLP	Chilean Peso	MXN	Mexican Peso	TBA	To-be-announced
COP	Colombian Peso	OTC	Over-the-counter	USD	U.S. Dollar
EUR	Euro	PLN	Polish Zloty	ZAR	South African Rand

BLACKROCK VARIABLE SERIES FUND, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac:
Series K043, Class X1, 0.55%, 12/25/24 (b)	USD	3,191	$128,237
Series K718, Class X1, 0.65%, 1/25/22 (b)		333	10,562
Ginnie Mae:
Series 2002-83, Class IO, 0.00%, 10/16/42 (b)		1,011	—
Series 2003-109, Class IO, 0.00%, 11/16/43 (b)		2,861	29
Series 2003-17, Class IO, 0.00%, 3/16/43 (b)		2,445	—

			138,828
Mortgage-Backed Securities — 109.6%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30-4/01/31 (c)		1,004	1,032,500
2.83%, 3/01/41 (b)		91	96,774
2.84%, 3/01/44 (b)		149	154,094
2.88%, 3/01/41 (b)		54	56,746
3.00%, 11/01/26-4/01/46 (c)		22,862	23,490,849
3.16%, 12/01/40 (b)		102	106,194
3.35%, 6/01/41 (b)		86	90,455
3.50%, 7/01/26-4/01/46 (c)		9,515	10,040,132
3.51%, 9/01/41 (b)		86	90,882
4.00%, 2/01/25-4/01/46 (c)		4,619	4,966,786
4.50%, 2/01/25-4/01/46 (c)		4,612	5,030,970
5.00%, 4/01/31-4/01/46 (c)		8,470	9,193,087
5.50%, 11/01/21-4/01/46 (c)		1,019	1,134,167
6.00%, 4/01/35-6/01/41		724	833,192
6.50%, 5/01/40		769	890,192
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-4/01/31 (c)		984	1,011,084
2.78%, 10/01/45 (b)		283	292,574
2.81%, 5/01/45 (b)		424	438,933
2.82%, 5/01/45 (b)		1,024	1,061,079
3.00%, 5/01/27-4/01/46 (b)(c)		7,054	7,252,114
3.50%, 4/01/31-2/01/46 (c)		4,184	4,392,469
4.00%, 8/01/40-4/01/46 (c)		2,342	2,505,482
4.50%, 2/01/39-4/01/46 (c)		2,148	2,336,513
5.00%, 8/01/40-4/01/46 (c)		569	627,345
5.50%, 6/01/41-4/01/46 (c)		472	526,966
8.00%, 12/01/29-7/01/30		50	61,972
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/20/45-4/15/46 (c)		2,595	2,688,651
3.50%, 12/20/41-4/15/46 (c)		4,757	5,029,435
4.00%, 9/20/40-4/15/46 (c)		5,436	5,814,612
4.50%, 12/20/39-11/20/44		3,341	3,637,861
5.00%, 12/15/38-4/15/46 (c)		701	775,460
5.50%, 1/15/34		926	1,060,927

			96,720,497
Total U.S. Government Sponsored Agency Securities — 113.8%			100,401,704

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.88%, 8/15/45 (d)		5,073	5,336,057
3.00%, 11/15/45		922	995,363

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Notes:
0.88%, 6/15/17	USD	5,600	$5,613,782
1.00%, 12/31/17 (d)		4,478	4,499,517
0.75%, 1/31/18		2,610	2,610,919
1.25%, 10/30/18-3/31/21 (d)		8,198	8,260,143
1.50%, 10/31/19 (d)		1,180	1,200,328
1.75%, 12/31/20		941	964,047
1.13%, 2/28/21 (d)		910	906,267
2.13%, 12/31/22		2,600	2,700,750
2.50%, 8/15/23		1,610	1,715,719
2.38%, 8/15/24 (d)		1,478	1,556,835
2.00%, 8/15/25		2,357	2,402,299
2.25%, 11/15/25		1,758	1,829,208
1.63%, 2/15/26 (d)		780	768,666
Total U.S. Treasury Obligations — 46.9%			41,359,900
Total Long-Term Investments (Cost — $148,499,425) — 170.4%			150,370,084

Short-Term Securities
Borrowed Bond Agreements — 2.9%
BNP Paribas Securities Corp., 0.28%, Open (e) (Purchased on 3/28/16 to be repurchased at $394,505, collateralized by U.S. Treasury Notes, 1.38% due at 1/31/21, par and fair value of USD 394,000 and $396,832, respectively)		394	394,493
BNP Paribas Securities Corp., 0.42%, Open (e) (Purchased on 3/28/16 to be repurchased at $1,506,153, collateralized by U.S. Treasury Notes, 1.63% due at 11/30/20, par and fair value of USD 1,482,000 and $1,511,582, respectively)		1,506	1,506,082
BNP Paribas Securities Corp., 0.44%, Open (e) (Purchased on 3/28/16 to be repurchased at $603,780, collateralized by U.S. Treasury Notes, 1.38% due at 9/30/20, par and fair value of USD 600,000 and $605,016, respectively)		604	603,750
Deutsche Bank Securities, Inc., 0.43%, Open (e) (Purchased on 9/16/15 to be repurchased at $49,993, collateralized by U.S. Treasury Notes, 1.00% due at 8/15/18, par and fair value of USD 50,000 and $50,232, respectively)		50	49,875
Total Borrowed Bond Agreements			2,554,200
		Shares
Money Market Funds — 0.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (f)(g)		578,725	578,725
Total Short-Term Securities (Cost — $3,132,925) — 3.6%			3,132,925

Options Purchased
(Cost — $30,227) — 0.0%			34,471
Total Investments Before Options Written, Borrowed Bonds and TBA Sale Commitments
(Cost — $151,662,577*) — 174.0%			153,537,480

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

Options Written			Value
(Premiums Received — $ 95,537) — (0.1)%			$(88,735)

Borrowed Bonds		Par (000)
U.S. Treasury Obligations — (2.9)%
U.S. Treasury Notes:
1.00%, 8/15/18	USD	50	(50,232)
1.38%, 9/30/20-1/31/21		994	(1,001,848)
1.63%, 11/30/20		1,482	(1,511,582)

(Proceeds — $2,528,276) — (2.9)%			(2,563,662)

TBA Sale Commitments (c)
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/31		732	(751,444)
3.00%, 4/01/31-4/01/46		18,612	(19,077,885)
3.50%, 4/01/31-4/01/46		4,885	(5,136,460)
4.00%, 4/01/46		807	(862,229)
4.50%, 4/01/46		4,462	(4,852,675)
5.00%, 4/01/46		2,400	(2,655,000)
5.50%, 4/01/46		720	(806,903)

TBA Sale Commitments (c)		Par (000)	Value
Freddie Mac Mortgage-Backed Securities:
2.50%, 4/01/31	USD	278	$(285,380)
3.00%, 4/01/31-4/01/46		4,941	(5,067,564)
3.50%, 4/01/46		1,366	(1,429,874)
4.00%, 4/01/46		682	(727,875)
5.00%, 4/01/46		500	(549,068)
5.50%, 4/01/46		60	(66,675)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/46		654	(676,678)
3.50%, 4/15/46		1,218	(1,286,930)
4.00%, 4/15/46		3,543	(3,787,285)
4.50%, 4/15/46		1,545	(1,658,702)
5.50%, 4/15/46		900	(1,007,003)
Total TBA Sale Commitments (Proceeds — $50,516,836) — (57.4)%			(50,685,630)
Total Investments Net of Options Written, Borrowed Bonds and TBA Sale Commitments — 113.6%			$100,199,453
Liabilities in Excess of Other Assets — (13.6)%			(11,969,112)

Net Assets — 100.0%			$88,230,341

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$151,829,528

Gross unrealized appreciation	$1,929,012
Gross unrealized depreciation	(221,060)

Net unrealized appreciation	$1,707,952

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(1,583,208)	$(972)
BNP Paribas Securities Corp.	$320,684	$1,606
Citigroup Global Markets, Inc.	$299,487	$2,404
Credit Suisse Securities (USA) LLC	$121,562	$(7,502)
Deutsche Bank Securities, Inc.	$(3,055,956)	$9,820
Goldman Sachs & Co.	$(1,103,683)	$6,616
J.P. Morgan Securities LLC	$587,600	$(394)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$1,960,153	$6,491
Morgan Stanley & Co. LLC	$(978,469)	$2,427
Nomura Securities International, Inc.	$4,184,803	$13,522
RBC Capital Markets, LLC	$239,353	$1,148
Wells Fargo Securities, LLC	$123,188	$1,106

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	The amount to be repurchased assumes the maturity will be the day after the period end.

(f)	During the period ended March 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,354,283	(775,558)	578,725	$939

(g)	Current yield as of period end.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.21%	6/02/15	Open	$1,180,000	$1,182,086	U.S. Treasury Obligations	Open/Demand	[1]
BNP Paribas Securities Corp.	0.20%	6/10/15	Open	1,480,000	1,482,425	U.S. Treasury Obligations	Open/Demand	[1]
RBC Capital Markets, LLC	0.18%	6/10/15	Open	1,885,275	1,888,056	U.S. Treasury Obligations	Open/Demand	[1]
J.P. Morgan Securities LLC	0.49%	3/31/16	4/01/16	4,505,987	4,506,049	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.65%	3/31/16	4/01/16	908,863	908,879	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.65%	3/31/16	4/01/16	2,097,500	2,097,538	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.00%	3/31/16	4/01/16	905,450	905,450	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.00%	3/31/16	4/01/16	767,325	767,325	U.S. Treasury Obligations	Overnight
Total				$13,730,400	$13,737,808

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(6)	Euro Dollar Futures	June 2016	USD	1,489,650	$ (4,344)
(13)	U.S. Treasury Bonds (30 Year)	June 2016	USD	2,137,688	2,347
(9)	U.S. Treasury Notes (10 Year)	June 2016	USD	1,173,516	(3,829)
(33)	U.S. Treasury Notes (2 Year)	June 2016	USD	7,218,750	(31,199)
45	U.S. Treasury Notes (5 Year)	June 2016	USD	5,452,383	25,716
5	U.S. Ultra Treasury Bonds	June 2016	USD	862,656	(177)
1	Euro Dollar Futures	September 2016	USD	248,100	(76)
71	Euro Dollar Futures	December 2016	USD	17,603,562	39,779
(44)	Euro Dollar Futures	December 2017	USD	10,886,150	(43,760)

Total					$(15,543)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	199,817	USD	11,000	Deutsche Bank AG	4/01/16	$ 564
USD	11,000	MXN	197,717	Citibank N.A.	4/01/16	(443)
USD	13,300	RUB	944,433	Deutsche Bank AG	4/01/16	(753)
USD	11,000	ZAR	177,002	JPMorgan Chase Bank N.A.	4/01/16	(987)
ZAR	172,695	USD	11,000	Bank of America N.A.	4/01/16	695

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	11,671	USD	3,124	BNP Paribas S.A.	4/04/16	118
RUB	740,257	EUR	8,766	BNP Paribas S.A.	4/04/16	1,030
RUB	2,603,070	EUR	31,000	Deutsche Bank AG	4/04/16	3,419
USD	3,124	BRL	12,568	BNP Paribas S.A.	4/04/16	(367)
MXN	226,077	USD	13,000	BNP Paribas S.A.	4/05/16	79
USD	13,000	MXN	225,680	Goldman Sachs International	4/05/16	(56)
USD	222,072	MXN	4,034,000	Morgan Stanley & Co. International PLC	4/05/16	(11,308)
RUB	797,720	USD	11,000	Deutsche Bank AG	4/07/16	848
USD	11,000	RUB	788,260	Deutsche Bank AG	4/07/16	(708)
USD	11,250	ZAR	174,063	Bank of America N.A.	4/11/16	(514)
USD	22,000	ZAR	340,288	Bank of America N.A.	4/11/16	(999)
ZAR	514,021	USD	33,250	BNP Paribas S.A.	4/11/16	1,491
CLP	7,372,404	USD	10,800	BNP Paribas S.A.	4/14/16	191
CLP	4,874,904	USD	7,200	Credit Suisse International	4/14/16	68
EUR	13,000	USD	14,368	Goldman Sachs International	4/14/16	431
USD	5,400	CLP	3,692,682	Credit Suisse International	4/14/16	(105)
USD	12,600	CLP	8,621,928	Credit Suisse International	4/14/16	(254)
USD	14,100	EUR	13,000	UBS AG	4/14/16	(699)
RUB	578,640	USD	8,000	Deutsche Bank AG	4/15/16	574
RUB	1,579,270	USD	22,000	JPMorgan Chase Bank N.A.	4/15/16	1,400
USD	7,750	RUB	530,604	Deutsche Bank AG	4/15/16	(112)
USD	22,250	RUB	1,526,795	Deutsche Bank AG	4/15/16	(373)
EUR	8,500	PLN	36,551	State Street Bank and Trust Co.	4/18/16	(116)
USD	13,300	RUB	915,971	Deutsche Bank AG	4/18/16	(260)
COP	26,981,510	USD	8,667	Credit Suisse International	4/22/16	320
MXN	285,759	USD	16,492	Citibank N.A.	4/22/16	14
USD	8,667	COP	26,555,717	Credit Suisse International	4/22/16	(178)
RUB	748,000	USD	11,000	Deutsche Bank AG	4/25/16	50
USD	11,000	RUB	770,880	JPMorgan Chase Bank N.A.	4/25/16	(388)
USD	11,000	ZAR	168,936	BNP Paribas S.A.	4/25/16	(387)
BRL	24,159	USD	6,600	Deutsche Bank AG	5/02/16	60
USD	13,000	COP	39,377,000	Credit Suisse International	5/02/16	(108)
RUB	695,880	EUR	9,000	Deutsche Bank AG	5/04/16	3
USD	231,451	MXN	4,009,000	UBS AG	5/04/16	138
AUD	570,000	USD	438,317	BNP Paribas S.A.	6/15/16	(2,944)
USD	445,149	AUD	590,000	Morgan Stanley & Co. International PLC	6/15/16	(5,500)
USD	428,221	AUD	570,000	Westpac Banking Corp.	6/15/16	(7,152)
USD	286,000	SAR	1,090,804	BNP Paribas S.A.	11/23/16	(3,122)
USD	213,000	SAR	809,507	Citibank N.A.	11/23/16	(1,563)
USD	290,000	SAR	1,105,480	Citibank N.A.	11/23/16	(3,012)
Total						$(30,915)

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar 90-Day	Call	12/16/16	USD	99.13	71	$30,175

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

   OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	BNP Paribas S.A.	4/22/16	TRY	2.95	USD	22	$40
USD Currency	Call	BNP Paribas S.A.	4/22/16	TRY	2.90	USD	13	57
USD Currency	Call	Goldman Sachs International	4/26/16	BRL	3.75	USD	11	116
USD Currency	Call	BNP Paribas S.A.	8/16/16	SAR	3.78	USD	440	2,030
USD Currency	Call	Citibank N.A.	8/16/16	SAR	3.78	USD	445	2,053
Total								$4,296

   Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar 90-Day	Call	12/16/16	USD	98.38	47	$(24,969)

   OTC Options Written

Description	Counterparty	Put/ Call	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Goldman Sachs International	Put	04/26/16	BRL	3.55	USD	11	$(153)

   OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.50%	Pay	3-month LIBOR	2/09/18	USD	1,390	$(34,262)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.50%	Receive	3-month LIBOR	2/09/18	USD	1,390	(29,351)
Total									$(63,613)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.26%[1]	3-month LIBOR	N/A	1/12/17	USD	4,812	$(30,270)
1.14%[1]	3-month LIBOR	7/06/16[2]	8/31/20	USD	2,530	1,322
3.26%[3]	3-month LIBOR	N/A	11/18/24	USD	700	9,329
2.13%[3]	3-month LIBOR	N/A	8/25/25	USD	15	729
2.18%[1]	3-month LIBOR	N/A	12/14/25	USD	1,340	(76,198)
	6-month Australian
2.83%[3]	Bank Bill Rate	N/A	1/15/26	AUD	1,420	22,910
1.95%[1]	3-month LIBOR	N/A	1/19/26	USD	1,020	(33,093)
2.38%[1]	3-month LIBOR	N/A	4/24/45	USD	135	(8,972)
2.39%[1]	3-month LIBOR	N/A	4/24/45	USD	130	(8,964)
2.83%[3]	3-month LIBOR	N/A	7/10/45	USD	265	44,502
Total						$(78,705)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.32%[1]	28-day MXIBTIIE	Goldman Sachs International	8/06/25	MXN	640	$870	(3)	$ 873
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	218	(309)	1	(310)
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	218	(309)	1	(310)
6.31%[2]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	810	(1,138)	4	(1,142)
5.96%[1]	28-day MXIBTIIE	Citibank N.A.	1/30/26	MXN	648	(233)	(9)	(224)
Total						$(1,119)	$(6)	$(1,113)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$2,307,400	$1,477,150	$3,784,550
Foreign Government Obligations	—	260,071	—	260,071
Non-Agency Mortgage-Backed Securities	—	4,489,018	74,841	4,563,859
U.S. Government Sponsored Agency Securities	—	100,401,704	—	100,401,704
U.S. Treasury Obligations	—	41,359,900	—	41,359,900
Short-Term Securities:
Borrowed Bond Agreements	—	2,554,200	—	2,554,200
Money Market Funds	$578,725	—	—	578,725
Options Purchased:
Foreign Currency Exchange Contracts	—	4,296	—	4,296
Interest Rate Contracts	30,175	—	—	30,175
Liabilities:
Investments:
Borrowed Bonds	—	(2,563,662)	—	(2,563,662)
TBA Sale Commitments	—	(50,685,630)	—	(50,685,630)

Total	$608,900	$98,127,297	$1,551,991	$100,288,188

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	7

Schedule of Investments (concluded)	BlackRock U.S. Government Bond V.I. Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$11,493	—	$11,493
Interest rate contracts	$67,842	79,665	—	147,507
Liabilities:
Foreign currency exchange contracts	—	(42,561)	—	(42,561)
Interest rate contracts	(108,354)	(223,096)	—	(331,450)

Total	$(40,512)	$(174,499)	—	$(215,011)

[1]     Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes.
As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$45,718	—	—	$45,718
Cash pledged:
Futures contracts	58,710	—	—	58,710
Centrally cleared swaps	71,940	—	—	71,940
Liabilities:
Reverse repurchase agreements.	—	$(13,737,808)	—	(13,737,808)

Total	$176,368	$(13,737,808)	—	$(13,561,440)

During the period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2015.	$1,483,775	$75,070	$1,558,845
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	159	—	159
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[1]	(6,784)	(229)	(7,013)
Purchases	—		—
Sales	—	—	—

Closing Balance, as of March 31, 2016	$1,477,150	$74,841	$1,551,991

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016[1]	$(6,784)	$(229)	$(7,013)

[1]     Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.8%
Aerojet Rocketdyne Holdings, Inc. (a)(b)	137,000	$2,244,060
American Science & Engineering, Inc.	20,565	569,445
Cubic Corp.	60,600	2,421,576
KLX, Inc. (a)	58,900	1,893,046
Triumph Group, Inc.	52,684	1,658,492

		8,786,619
Air Freight & Logistics — 0.6%
Forward Air Corp.	28,600	1,296,152
Auto Components — 0.4%
Dorman Products, Inc. (a)(b)	18,127	986,471
Banks — 5.4%
CenterState Banks, Inc.	95,600	1,423,484
Green Bancorp, Inc. (a)	106,013	802,518
Iberiabank Corp.	11,100	569,097
NBT Bancorp, Inc.	70,000	1,886,500
Opus Bank	58,687	1,995,358
Texas Capital Bancshares, Inc. (a)	25,700	986,366
TriState Capital Holdings, Inc. (a)	176,800	2,227,680
UMB Financial Corp.	46,500	2,400,795

		12,291,798
Beverages — 0.9%
Cott Corp.	150,352	2,088,389
Biotechnology — 0.0%
XOMA Corp. (a)	5,307	4,102
Building Products — 0.6%
Continental Building Products, Inc. (a)	71,300	1,323,328
Chemicals — 1.8%
Kraton Performance Polymers, Inc. (a)	68,277	1,181,192
Stepan Co.	51,965	2,873,145

		4,054,337
Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	39,523	1,276,988
Matthews International Corp., Class A	42,332	2,178,828

		3,455,816
Communications Equipment — 3.0%
ARRIS International PLC (a)	54,540	1,250,057
CalAmp Corp (a)	19,800	355,014
Ciena Corp. (a)	96,700	1,839,234
NetScout Systems, Inc. (a)	45,700	1,049,729
Viavi Solutions, Inc. (a)	331,954	2,277,204

		6,771,238
Construction & Engineering — 0.8%
EMCOR Group, Inc.	38,700	1,880,820
Consumer Finance — 1.4%
Cash America International, Inc.	38,600	1,491,504
SLM Corp. (a)	261,283	1,661,760

		3,153,264
Diversified Consumer Services — 0.7%
Lincoln Educational Services Corp. (a)	34,666	85,972
Regis Corp. (a)(b)	93,240	1,416,316

		1,502,288
Electric Utilities — 3.4%
ALLETE, Inc.	62,500	3,504,375
El Paso Electric Co.	75,100	3,445,588
PNM Resources, Inc.	26,940	908,417

		7,858,380

Common Stocks	Shares	Value
Electrical Equipment — 0.6%
Franklin Electric Co., Inc.	45,400	$1,460,518
Electronic Equipment, Instruments & Components — 4.4%
Anixter International, Inc. (a)	21,800	1,135,998
FARO Technologies, Inc. (a)	12,000	386,520
Itron, Inc. (a)	59,400	2,478,168
OSI Systems, Inc. (a)	19,649	1,286,813
Plexus Corp. (a)	59,800	2,363,296
Sanmina Corp. (a)	102,300	2,391,774

		10,042,569
Energy Equipment & Services — 3.2%
CARBO Ceramics, Inc. (b)	81,200	1,153,040
Dril-Quip, Inc. (a)	21,700	1,314,152
Newpark Resources, Inc. (a)	315,300	1,362,096
Patterson-UTI Energy, Inc.	95,000	1,673,900
Superior Energy Services, Inc.	127,400	1,705,886

		7,209,074
Food & Staples Retailing — 1.4%
Smart & Final Stores, Inc. (a)	61,300	993,060
SUPERVALU, Inc. (a)	365,415	2,104,790

		3,097,850
Food Products — 0.5%
Pinnacle Foods, Inc.	27,043	1,208,281
Gas Utilities — 4.2%
Laclede Group, Inc. (b)	46,300	3,136,825
New Jersey Resources Corp.	40,000	1,457,200
Northwest Natural Gas Co.	35,200	1,895,520
South Jersey Industries, Inc.	101,500	2,887,675
Southwest Gas Corp.	3,400	223,890

		9,601,110
Health Care Equipment & Supplies — 6.3%
Accuray, Inc. (a)	352,436	2,037,080
Invacare Corp. (b)	177,712	2,340,467
Merit Medical Systems, Inc. (a)	155,329	2,872,033
NuVasive, Inc. (a)	60,113	2,924,498
OraSure Technologies, Inc. (a)	388,301	2,807,416
Tandem Diabetes Care, Inc. (a)(b)	164,227	1,430,417

		14,411,911
Health Care Providers & Services — 2.2%
Landauer, Inc.	76,495	2,529,690
Owens & Minor, Inc.	62,619	2,531,060

		5,060,750
Hotels, Restaurants & Leisure — 1.7%
Bloomin’ Brands, Inc.	96,630	1,630,148
Interval Leisure Group, Inc. (b)	127,994	1,848,233
Papa John’s International, Inc. (b)	7,034	381,173

		3,859,554
Household Durables — 0.4%
iRobot Corp. (a)(b)	7,700	271,810
Taylor Morrison Home Corp., Class A (a)	48,803	689,098

		960,908
Insurance — 3.7%
Argo Group International Holdings Ltd.	22,220	1,275,206
Atlas Financial Holdings, Inc. (a)	65,374	1,185,884
Heritage Insurance Holdings, Inc.	63,300	1,010,901
Maiden Holdings Ltd.	118,100	1,528,214
ProAssurance Corp.	32,200	1,629,320

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund

Common Stocks	Shares	Value
Insurance (continued)
Selective Insurance Group, Inc.	48,200	$1,764,602

		8,394,127
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A (a)	155,793	1,227,649
IT Services — 2.3%
CACI International, Inc., Class A (a)	30,000	3,201,000
CSG Systems International, Inc. (b)	44,325	2,001,717

		5,202,717
Leisure Products — 0.3%
MCBC Holdings, Inc. (a)	41,489	584,165
Life Sciences Tools & Services — 0.7%
Pacific Biosciences of California, Inc. (a)	179,975	1,529,788
Machinery — 4.3%
Actuant Corp., Class A (b)	88,700	2,191,777
Albany International Corp., Class A	39,900	1,499,841
Astec Industries, Inc.	36,800	1,717,456
Chart Industries, Inc. (a)	80,804	1,755,063
Joy Global, Inc.	22,000	353,540
Kennametal, Inc.	30,500	685,945
RBC Bearings, Inc. (a)(b)	21,800	1,597,068

		9,800,690
Media — 1.5%
Cable One, Inc.	4,153	1,815,401
Carmike Cinemas, Inc. (a)	50,932	1,529,997

		3,345,398
Metals & Mining — 2.0%
Haynes International, Inc.	69,547	2,538,466
Hecla Mining Co.	144,600	401,988
Materion Corp.	57,714	1,528,267

		4,468,721
Multiline Retail — 0.6%
Fred’s, Inc., Class A (b)	91,473	1,363,862
Oil, Gas & Consumable Fuels — 1.1%
Callon Petroleum Co. (a)	144,100	1,275,285
Energen Corp.	34,700	1,269,673

		2,544,958
Paper & Forest Products — 2.2%
Clearwater Paper Corp. (a)	44,500	2,158,695
PH Glatfelter Co.	140,400	2,910,492

		5,069,187
Professional Services — 1.2%
Kforce, Inc.	66,400	1,300,112
TriNet Group, Inc. (a)	96,200	1,380,470

		2,680,582
Real Estate Investment Trusts (REITs) — 7.8%
Armada Hoffler Properties, Inc.	154,758	1,741,028
Cedar Realty Trust, Inc.	413,978	2,993,061
CyrusOne, Inc.	81,105	3,702,443
Education Realty Trust, Inc.	65,116	2,708,826
LTC Properties, Inc.	74,071	3,350,972
Pennsylvania Real Estate Investment Trust (b)	155,032	3,387,449

		17,883,779

Common Stocks	Shares	Value
Real Estate Management & Development — 1.2%
Marcus & Millichap, Inc. (a)	106,810	$2,711,906
Road & Rail — 0.7%
ArcBest Corp.	77,600	1,675,384
Semiconductors & Semiconductor Equipment — 5.0%
Cypress Semiconductor Corp. (b)	94,100	814,906
DSP Group, Inc. (a)	91,800	837,216
Exar Corp. (a)	114,900	660,675
Kulicke & Soffa Industries, Inc. (a)	102,000	1,154,640
Microsemi Corp. (a)	74,231	2,843,790
Rambus, Inc. (a)	112,000	1,540,000
Semtech Corp. (a)	29,700	653,103
Ultratech, Inc. (a)	93,000	2,031,120
Veeco Instruments, Inc. (a)	49,900	972,052

		11,507,502
Software — 2.1%
Mentor Graphics Corp.	65,900	1,339,747
PTC, Inc. (a)	47,100	1,561,836
Rovi Corp. (a)	53,000	1,087,030
Zynga, Inc., Class A (a)	404,200	921,576

		4,910,189
Specialty Retail — 5.4%
Buckle, Inc. (b)	43,300	1,466,571
Caleres, Inc.	28,300	800,607
Children’s Place, Inc.	17,244	1,439,357
DSW, Inc., Class A (b)	21,040	581,546
Five Below, Inc. (a)	36,000	1,488,240
Genesco, Inc. (a)	1,388	100,283
GNC Holdings, Inc., Class A	18,200	577,850
Hibbett Sports, Inc. (a)(b)	23,500	843,650
Kirkland’s, Inc.	64,931	1,136,942
Murphy USA, Inc. (a)	16,734	1,028,304
Party City Holdco, Inc. (a)(b)	102,160	1,536,486
Penske Automotive Group, Inc.	34,031	1,289,775

		12,289,611
Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp. (a)(b)	25,400	392,938
Textiles, Apparel & Luxury Goods — 3.1%
Deckers Outdoor Corp. (a)	13,777	825,380
G-III Apparel Group Ltd. (a)	39,754	1,943,573
Oxford Industries, Inc.	23,000	1,546,290
Perry Ellis International, Inc. (a)	11,414	210,132
Steven Madden Ltd. (a)	33,900	1,255,656
Wolverine World Wide, Inc.	76,590	1,410,788

		7,191,819
Thrifts & Mortgage Finance — 2.0%
Essent Group Ltd. (a)	73,700	1,532,960
EverBank Financial Corp.	48,500	731,865
HomeStreet, Inc. (a)	58,500	1,217,385
Northwest Bancshares, Inc. (b)	83,300	1,125,383

		4,607,593
Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc.	71,500	3,103,100
DXP Enterprises, Inc. (a)	39,273	689,634
MRC Global, Inc. (a)	14,900	195,786

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund

Common Stocks	Shares	Value
Trading Companies & Distributors (continued)
WESCO International, Inc. (a)	12,700	$694,309

		4,682,829
Total Common Stocks — 99.2%		226,430,921

Warrants
Biotechnology — 0.0%
XOMA Corp. (Issued/exercisable 3/09/12, 0.50 Share for 1 Warrant, Expires 3/09/17, Strike Price $1.76) (a)	47,650	—
Total Long-Term Investments (Cost — $213,221,474) — 99.2%		226,430,921

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (c)(d)	1,493,897	$1,493,897
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (c)(d)(e)	$24,171	24,170,963
Total Short-Term Securities (Cost — $25,664,860) — 11.2%		25,664,860
Total Investments (Cost — $238,886,334*) — 110.4%		252,095,781
Liabilities in Excess of Other Assets — (10.4)%		(23,750,998)

Net Assets — 100.0%		$228,344,783

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$239,492,913

Gross unrealized appreciation	$26,386,891
Gross unrealized depreciation	(13,784,023)

Net unrealized appreciation	$12,602,868

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,410,711	83,186	1,493,897	$ 2,250
BlackRock Liquidity Series, LLC, Money Market Series	$24,589,615	$(418,652)	$24,170,963	$32,132	[1]
Total			$25,664,860	$34,382

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016	3

Schedule of Investments (concluded)	BlackRock Value Opportunities V.I. Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$226,430,921	—	—	$226,430,921
Warrants[1]	—	—	—	—
Short-Term Securities	1,493,897	$24,170,963	—	25,664,860

Total	$227,924,818	$24,170,963	—	$252,095,781

[1] See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $24,170,963 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2016, there were no transfers between levels.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date:	May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date:	May 23, 2016